UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00121

Name of Registrant:	Vanguard Wellington Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2024—November 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

U.S. Minimum Volatility ETF ETF Shares - VFMV

U.S. Momentum Factor ETF ETF Shares - VFMO

U.S. Multifactor Fund Admiral™ Shares - VFMFX

U.S. Quality Factor ETF ETF Shares - VFQY

U.S. Value Factor ETF ETF Shares - VFVA

U.S. Multifactor ETF ETF Shares - VFMF

Short-Term Tax-Exempt Bond ETF ETF Shares - VTES

Vanguard U.S. Minimum Volatility ETF

ETF Shares (VFMV) Cboe BZX Exchange, Inc.

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard U.S. Minimum Volatility ETF (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.13%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. regarding robust corporate earnings and artificial intelligence was tempered at times by market concerns about evolving trade policies, stretched equity valuations, and stubbornly high inflation. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The Fund lagged its benchmark in seven of 11 industry sectors. Selection in information technology and communication services and an overweight allocation to consumer staples hurt most. Selection in health care and consumer discretionary contributed positively, as did an underweight to and selection in materials.

  The Fund seeks to build a portfolio of stocks with lower volatility than the broad U.S. equity market. The Fund’s average volatility for the period was nearly 25% less than that of its benchmark.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 13, 2018, Through November 30, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,111	$10,194
5/31/18	$10,699	$10,310
8/31/18	$11,464	$11,098
11/30/18	$11,007	$10,504
2/28/19	$11,238	$10,708
5/31/19	$11,354	$10,567
8/31/19	$12,212	$11,244
11/30/19	$12,613	$12,132
2/29/20	$11,817	$11,447
5/31/20	$11,282	$11,779
8/31/20	$12,027	$13,655
11/30/20	$12,362	$14,440
2/28/21	$12,865	$15,492
5/31/21	$13,871	$16,951
8/31/21	$14,785	$18,166
11/30/21	$14,491	$18,243
2/28/22	$14,458	$17,396
5/31/22	$14,670	$16,327
8/31/22	$14,223	$15,754
11/30/22	$15,138	$16,272
2/28/23	$14,582	$15,992
5/31/23	$14,419	$16,659
8/31/23	$14,986	$18,078
11/30/23	$15,308	$18,324
2/29/24	$16,537	$20,566
5/31/24	$17,117	$21,254
8/31/24	$18,594	$22,805
11/30/24	$19,570	$24,643
2/28/25	$19,703	$24,171
5/31/25	$19,606	$24,042
8/31/25	$20,310	$26,417
11/30/25	$20,663	$27,991

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	5.58%	10.82%	9.76%
ETF Shares Market Price	5.49%	10.81%	9.75%
Russell 3000 Index	13.59%	14.15%	14.12%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$328
Number of Portfolio Holdings	201
Portfolio Turnover Rate	34%
Total Investment Advisory Fees (in thousands)	$88

Portfolio Composition % of Net Assets  (as of November 30, 2025)

Consumer Discretionary	10.7%
Consumer Staples	10.9%
Energy	3.1%
Financials	7.8%
Health Care	10.7%
Industrials	10.3%
Real Estate	5.2%
Technology	25.5%
Telecommunications	6.9%
Utilities	8.4%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4419

Vanguard U.S. Momentum Factor ETF

ETF Shares (VFMO) Cboe BZX Exchange, Inc.

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard U.S. Momentum Factor ETF (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$14	0.13%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. regarding robust corporate earnings and artificial intelligence was tempered at times by market concerns about evolving trade policies, stretched equity valuations, and stubbornly high inflation. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Six of 11 industry sectors detracted from relative performance. An underweight to information technology and stock selection in financials held back performance the most. Selection in and an underweight to communication services also hurt results. On the other side of the ledger, selection in materials, industrials, and energy contributed the most.

  The Fund seeks long-term capital appreciation by investing in stocks with relatively strong recent performance.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 13, 2018, Through November 30, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,252	$10,194
5/31/18	$10,835	$10,310
8/31/18	$11,720	$11,098
11/30/18	$10,267	$10,504
2/28/19	$10,616	$10,708
5/31/19	$10,490	$10,567
8/31/19	$11,222	$11,244
11/30/19	$11,525	$12,132
2/29/20	$10,936	$11,447
5/31/20	$11,277	$11,779
8/31/20	$13,121	$13,655
11/30/20	$14,511	$14,440
2/28/21	$17,083	$15,492
5/31/21	$17,661	$16,951
8/31/21	$18,259	$18,166
11/30/21	$18,140	$18,243
2/28/22	$16,918	$17,396
5/31/22	$16,377	$16,327
8/31/22	$15,959	$15,754
11/30/22	$17,002	$16,272
2/28/23	$16,245	$15,992
5/31/23	$15,761	$16,659
8/31/23	$17,032	$18,078
11/30/23	$16,991	$18,324
2/29/24	$20,758	$20,566
5/31/24	$21,238	$21,254
8/31/24	$22,496	$22,805
11/30/24	$25,356	$24,643
2/28/25	$23,575	$24,171
5/31/25	$23,509	$24,042
8/31/25	$25,950	$26,417
11/30/25	$27,653	$27,991

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	9.06%	13.77%	13.94%
ETF Shares Market Price	9.01%	13.75%	13.93%
Russell 3000 Index	13.59%	14.15%	14.12%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$1,176
Number of Portfolio Holdings	630
Portfolio Turnover Rate	100%
Total Investment Advisory Fees (in thousands)	$362

Portfolio Composition % of Net Assets  (as of November 30, 2025)

Basic Materials	5.4%
Consumer Discretionary	14.8%
Consumer Staples	2.8%
Energy	3.2%
Financials	7.5%
Health Care	16.2%
Industrials	19.4%
Real Estate	0.1%
Technology	25.8%
Telecommunications	4.2%
Utilities	0.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4418

Vanguard U.S. Multifactor Fund

Admiral™ Shares (VFMFX)

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard U.S. Multifactor Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$18	0.18%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. regarding robust corporate earnings and artificial intelligence was tempered at times by market concerns about evolving trade policies, stretched equity valuations, and stubbornly high inflation. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  An underweight allocation to information technology, an overweight to financials, and stock selection in communication services detracted most from relative performance. Real estate, materials, and health care positively impacted results.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 15, 2018, Through November 30, 2025

Initial Investment of $50,000

	Admiral Shares	Russell 3000 Index
2/15/18	$50,000	$50,000
2/28/18	$49,460	$49,649
5/31/18	$51,640	$50,216
8/31/18	$54,358	$54,056
11/30/18	$49,446	$51,163
2/28/19	$49,899	$52,156
5/31/19	$46,619	$51,469
8/31/19	$48,352	$54,764
11/30/19	$52,681	$59,088
2/29/20	$46,697	$55,756
5/31/20	$44,362	$57,370
8/31/20	$49,278	$66,506
11/30/20	$53,192	$70,329
2/28/21	$61,252	$75,453
5/31/21	$68,804	$82,562
8/31/21	$69,526	$88,481
11/30/21	$69,892	$88,853
2/28/22	$70,336	$84,729
5/31/22	$69,582	$79,520
8/31/22	$66,529	$76,729
11/30/22	$72,989	$79,255
2/28/23	$71,358	$77,889
5/31/23	$66,606	$81,138
8/31/23	$75,556	$88,052
11/30/23	$75,315	$89,248
2/29/24	$85,873	$100,167
5/31/24	$89,851	$103,518
8/31/24	$94,482	$111,073
11/30/24	$102,229	$120,025
2/28/25	$97,186	$117,729
5/31/25	$94,964	$117,098
8/31/25	$103,446	$128,667
11/30/25	$107,529	$136,334

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/15/18
Admiral Shares	5.18%	15.12%	10.33%
Russell 3000 Index	13.59%	14.15%	13.74%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$194
Number of Portfolio Holdings	550
Portfolio Turnover Rate	87%
Total Investment Advisory Fees (in thousands)	$61

Portfolio Composition % of Net Assets  (as of November 30, 2025)

Basic Materials	3.0%
Consumer Discretionary	19.1%
Consumer Staples	5.3%
Energy	3.9%
Financials	23.5%
Health Care	13.7%
Industrials	11.1%
Real Estate	0.1%
Technology	15.7%
Telecommunications	4.0%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR516

Vanguard U.S. Quality Factor ETF

ETF Shares (VFQY) Cboe BZX Exchange, Inc.

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard U.S. Quality Factor ETF (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.13%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. regarding robust corporate earnings and artificial intelligence was tempered at times by market concerns about evolving trade policies, stretched equity valuations, and stubbornly high inflation. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Relative to the benchmark, a combination of allocation and stock selection in seven of 11 sectors detracted from the Fund’s performance—most notably in information technology, a sector that made significant gains for the benchmark. Three sectors contributed positively to relative performance, led by health care, but not enough to offset the detractors.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 13, 2018, Through November 30, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,227	$10,194
5/31/18	$10,717	$10,310
8/31/18	$11,647	$11,098
11/30/18	$10,552	$10,504
2/28/19	$10,850	$10,708
5/31/19	$10,080	$10,567
8/31/19	$10,598	$11,244
11/30/19	$11,475	$12,132
2/29/20	$10,445	$11,447
5/31/20	$10,574	$11,779
8/31/20	$11,899	$13,655
11/30/20	$13,115	$14,440
2/28/21	$14,921	$15,492
5/31/21	$16,358	$16,951
8/31/21	$17,134	$18,166
11/30/21	$17,105	$18,243
2/28/22	$16,209	$17,396
5/31/22	$15,166	$16,327
8/31/22	$14,731	$15,754
11/30/22	$15,883	$16,272
2/28/23	$15,675	$15,992
5/31/23	$15,064	$16,659
8/31/23	$16,807	$18,078
11/30/23	$16,970	$18,324
2/29/24	$19,226	$20,566
5/31/24	$19,453	$21,254
8/31/24	$20,671	$22,805
11/30/24	$21,781	$24,643
2/28/25	$20,938	$24,171
5/31/25	$20,405	$24,042
8/31/25	$22,200	$26,417
11/30/25	$22,546	$27,991

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	3.51%	11.44%	10.99%
ETF Shares Market Price	3.54%	11.45%	11.00%
Russell 3000 Index	13.59%	14.15%	14.12%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$430
Number of Portfolio Holdings	412
Portfolio Turnover Rate	41%
Total Investment Advisory Fees (in thousands)	$136

Portfolio Composition % of Net Assets  (as of November 30, 2025)

Basic Materials	1.6%
Consumer Discretionary	20.7%
Consumer Staples	5.4%
Energy	1.7%
Financials	14.3%
Health Care	13.0%
Industrials	23.1%
Technology	19.1%
Telecommunications	0.8%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4417

Vanguard U.S. Value Factor ETF

ETF Shares (VFVA) Cboe BZX Exchange, Inc.

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard U.S. Value Factor ETF (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.13%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. regarding robust corporate earnings and artificial intelligence was tempered at times by market concerns about evolving trade policies, stretched equity valuations, and stubbornly high inflation. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  In recent years, value stocks have underperformed their growth counterparts, and the period under review was no exception. The Fund lagged the benchmark (a mix of both growth and value stocks) in nine of 11 sectors, most notably in communication services, information technology, and industrials.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 13, 2018, Through November 30, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,109	$10,194
5/31/18	$10,412	$10,310
8/31/18	$10,897	$11,098
11/30/18	$9,992	$10,504
2/28/19	$10,097	$10,708
5/31/19	$9,165	$10,567
8/31/19	$9,268	$11,244
11/30/19	$10,375	$12,132
2/29/20	$8,948	$11,447
5/31/20	$8,109	$11,779
8/31/20	$9,009	$13,655
11/30/20	$10,448	$14,440
2/28/21	$12,445	$15,492
5/31/21	$14,545	$16,951
8/31/21	$14,432	$18,166
11/30/21	$14,367	$18,243
2/28/22	$15,235	$17,396
5/31/22	$15,191	$16,327
8/31/22	$14,266	$15,754
11/30/22	$15,464	$16,272
2/28/23	$15,534	$15,992
5/31/23	$13,679	$16,659
8/31/23	$15,554	$18,078
11/30/23	$15,614	$18,324
2/29/24	$17,110	$20,566
5/31/24	$17,781	$21,254
8/31/24	$18,619	$22,805
11/30/24	$19,967	$24,643
2/28/25	$18,621	$24,171
5/31/25	$17,834	$24,042
8/31/25	$20,258	$26,417
11/30/25	$20,743	$27,991

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	3.89%	14.70%	9.81%
ETF Shares Market Price	3.78%	14.67%	9.80%
Russell 3000 Index	13.59%	14.15%	14.12%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$726
Number of Portfolio Holdings	667
Portfolio Turnover Rate	64%
Total Investment Advisory Fees (in thousands)	$234

Portfolio Composition % of Net Assets  (as of November 30, 2025)

Basic Materials	4.4%
Consumer Discretionary	16.4%
Consumer Staples	7.0%
Energy	9.3%
Financials	24.3%
Health Care	14.4%
Industrials	11.7%
Real Estate	0.2%
Technology	8.6%
Telecommunications	3.4%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4416

Vanguard U.S. Multifactor ETF

ETF Shares (VFMF) Cboe BZX Exchange, Inc.

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard U.S. Multifactor ETF (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$19	0.18%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. regarding robust corporate earnings and artificial intelligence was tempered at times by market concerns about evolving trade policies, stretched equity valuations, and stubbornly high inflation. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  An underweight allocation to information technology, an overweight to financials, and stock selection in communication services detracted most from relative performance. Selection in health care and materials and an underweight to real estate added to results.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 13, 2018, Through November 30, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,183	$10,194
5/31/18	$10,585	$10,310
8/31/18	$11,223	$11,098
11/30/18	$10,203	$10,504
2/28/19	$10,306	$10,708
5/31/19	$9,635	$10,567
8/31/19	$10,029	$11,244
11/30/19	$10,862	$12,132
2/29/20	$9,652	$11,447
5/31/20	$9,217	$11,779
8/31/20	$10,242	$13,655
11/30/20	$11,117	$14,440
2/28/21	$12,773	$15,492
5/31/21	$14,338	$16,951
8/31/21	$14,486	$18,166
11/30/21	$14,612	$18,243
2/28/22	$14,596	$17,396
5/31/22	$14,350	$16,327
8/31/22	$13,739	$15,754
11/30/22	$15,158	$16,272
2/28/23	$14,937	$15,992
5/31/23	$13,905	$16,659
8/31/23	$15,706	$18,078
11/30/23	$15,676	$18,324
2/29/24	$17,898	$20,566
5/31/24	$18,565	$21,254
8/31/24	$19,477	$22,805
11/30/24	$21,094	$24,643
2/28/25	$20,082	$24,171
5/31/25	$19,705	$24,042
8/31/25	$21,612	$26,417
11/30/25	$22,652	$27,991

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	7.39%	15.30%	11.06%
ETF Shares Market Price	7.40%	15.29%	11.07%
Russell 3000 Index	13.59%	14.15%	14.12%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$434
Number of Portfolio Holdings	562
Portfolio Turnover Rate	66%
Total Investment Advisory Fees (in thousands)	$123

Portfolio Composition % of Net Assets  (as of November 30, 2025)

Basic Materials	2.9%
Consumer Discretionary	19.0%
Consumer Staples	5.8%
Energy	4.0%
Financials	22.9%
Health Care	14.2%
Industrials	11.2%
Real Estate	0.1%
Technology	15.5%
Telecommunications	4.0%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4421

Vanguard Short-Term Tax-Exempt Bond ETF

ETF Shares (VTES) NYSE Arca

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard Short-Term Tax-Exempt Bond ETF (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund performed in line with its benchmark index.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  Short-term munis generally outperformed their longer-term counterparts given the rise in yields at the longer end of the curve. Results by credit quality were mixed.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 7, 2023, Through November 30, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	S&P 0-7 Year National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
3/7/23	$10,000	$10,000	$10,000
2023	$10,238	$10,240	$10,335
2024	$10,572	$10,579	$10,844
2025	$10,935	$10,950	$11,130

Average Annual Total Returns

	1 Year	Since Inception 3/7/23
ETF Shares Net Asset Value	3.44%	3.32%
ETF Shares Market Price	3.40%	3.35%
S&P 0-7 Year National AMT-Free Municipal Bond Index	3.51%	3.38%
Bloomberg Municipal Bond Index	2.64%	3.99%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$1,526
Number of Portfolio Holdings	3,038
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$113

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	15.2%
1 to 3 Years	29.0%
3 to 5 Years	27.5%
5 to 10 Years	27.3%
10 to 20 Years	0.1%
20 to 30 Years	0.2%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Fund was reduced.

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

ARV014

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended October 30, 2024
(a) Audit Fees.	$247,000	$253,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$247,000	$253,000

(e)           (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

                (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)            Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,514,219	$3,802,420
Tax Fees.	$1,622,344	$1,960,472
All Other Fees.	$25,000	$293,000
Total.	$3,161,563	$6,055,892

(h)            For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended November 30, 2025
Vanguard U.S. Factor ETFs
Vanguard U.S. Minimum Volatility ETF
Vanguard U.S. Momentum Factor ETF
Vanguard U.S. Multifactor ETF
Vanguard U.S. Quality Factor ETF
Vanguard U.S. Value Factor ETF

Contents
U.S. Minimum Volatility ETF	1
U.S. Momentum Factor ETF	13
U.S. Multifactor ETF	31
U.S. Quality Factor ETF	48
U.S. Value Factor ETF	63
Report of Independent Registered Public Accounting Firm	82
Tax information	83

U.S. Minimum Volatility ETF
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Consumer Discretionary (10.7%)
	TJX Cos. Inc.	32,161	4,886
	eBay Inc.	47,234	3,911
*	O'Reilly Automotive Inc.	31,259	3,179
	Fox Corp. Class B	51,301	2,989
	News Corp. Class A	105,190	2,701
*	Coupang Inc.	75,034	2,113
	Walmart Inc.	17,059	1,885
	TKO Group Holdings Inc.	9,467	1,836
	Rollins Inc.	26,958	1,657
	Dollar General Corp.	13,372	1,464
	Walt Disney Co.	11,213	1,171
*	Atlanta Braves Holdings Inc. Class C	29,076	1,157
	McDonald's Corp.	3,594	1,121
	Murphy USA Inc.	2,469	951
*	Stride Inc.	11,656	741
*	AutoZone Inc.	150	593
	Carriage Services Inc.	13,381	579
*	Knowles Corp.	15,882	357
*	Liberty Media Corp.-Liberty Formula One Class A	3,672	323
*	Laureate Education Inc.	8,847	273
*	Grand Canyon Education Inc.	1,631	257
	Marcus Corp.	15,310	240
*	QuinStreet Inc.	15,758	220
	News Corp. Class B	7,089	209
*	Atlanta Braves Holdings Inc. Class A	3,540	154
*	Ollie's Bargain Outlet Holdings Inc.	1,240	153
*	NVR Inc.	17	128
			35,248
Consumer Staples (10.9%)
	McKesson Corp.	6,042	5,324
	Cencora Inc.	13,557	5,002
	Coca-Cola Co.	67,459	4,933
	Fresh Del Monte Produce Inc.	120,434	4,353
	Church & Dwight Co. Inc.	43,380	3,694
	Procter & Gamble Co.	23,876	3,537
	Altria Group Inc.	50,452	2,977
	Mondelez International Inc. Class A	31,764	1,829
*	Monster Beverage Corp.	13,320	999
	Philip Morris International Inc.	5,717	900
	Colgate-Palmolive Co.	10,151	816
	Ingredion Inc.	6,362	684
	Universal Corp.	5,949	314
	Tyson Foods Inc. Class A	3,814	221
*	National Beverage Corp.	5,057	172
	Tootsie Roll Industries Inc.	2,006	77
	McCormick & Co. Inc.	938	63
			35,895
Energy (3.1%)
	Exxon Mobil Corp.	31,172	3,614
	Chevron Corp.	22,049	3,332
*	First Solar Inc.	3,793	1,035
	EOG Resources Inc.	6,336	683
	Williams Cos. Inc.	8,361	509
	ConocoPhillips	5,156	457
	DT Midstream Inc.	1,610	196
	Kinder Morgan Inc.	6,877	188
			10,014

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
Financials (7.8%)
	CME Group Inc.	16,688	4,697
	Willis Towers Watson plc	8,620	2,767
	SEI Investments Co.	33,081	2,675
	Cboe Global Markets Inc.	7,602	1,963
	Progressive Corp.	8,047	1,841
	AMERISAFE Inc.	42,651	1,740
	Marsh & McLennan Cos. Inc.	9,172	1,683
*	Berkshire Hathaway Inc. Class B	2,346	1,205
	White Mountains Insurance Group Ltd.	438	887
	Commerce Bancshares Inc.	14,743	795
	Chubb Ltd.	2,619	776
	Travelers Cos. Inc.	2,225	652
	Arthur J Gallagher & Co.	1,738	430
	Donegal Group Inc. Class A	16,855	339
	RLI Corp.	5,376	331
	Safety Insurance Group Inc.	3,878	295
	Orrstown Financial Services Inc.	8,107	290
	W R Berkley Corp.	3,557	276
	German American Bancorp Inc.	6,287	250
	City Holding Co.	1,972	239
	TFS Financial Corp.	14,335	204
	Esquire Financial Holdings Inc.	1,892	193
	OFG Bancorp	4,133	164
	Tradeweb Markets Inc. Class A	1,402	153
	First Financial Corp.	2,454	143
	Intercontinental Exchange Inc.	747	117
	Unum Group	1,291	98
	JPMorgan Chase & Co.	311	97
	Peoples Bancorp of North Carolina Inc.	2,148	70
	CNA Financial Corp.	1,343	63
	Employers Holdings Inc.	1,581	63
	CF Bankshares Inc.	1,320	32
*,1	First Financial Northwest Inc.	1,402	1
			25,529
Health Care (10.7%)
	Johnson & Johnson	24,704	5,112
*	Innoviva Inc.	226,617	4,924
	Royalty Pharma plc Class A	102,894	4,118
	Abbott Laboratories	27,817	3,586
	Cardinal Health Inc.	15,720	3,337
*	Insmed Inc.	11,887	2,470
	Becton Dickinson & Co.	10,292	1,997
	STERIS plc	6,480	1,725
	AbbVie Inc.	4,866	1,108
*	Boston Scientific Corp.	10,807	1,098
	Quest Diagnostics Inc.	4,300	813
	HealthStream Inc.	28,792	724
*	Trevi Therapeutics Inc.	46,523	614
	Chemed Corp.	1,086	477
	Gilead Sciences Inc.	3,658	460
*	Alignment Healthcare Inc.	23,768	457
*	Prestige Consumer Healthcare Inc.	7,234	431
*	Protagonist Therapeutics Inc.	4,762	428
	Merck & Co. Inc.	3,820	400
*	Indivior plc	11,282	379
*	BioMarin Pharmaceutical Inc.	3,980	223
*	ANI Pharmaceuticals Inc.	1,360	115
			34,996
Industrials (10.3%)
*	Keysight Technologies Inc.	26,145	5,175
	ITT Inc.	24,217	4,460
*	Trimble Inc.	38,332	3,121
	Automatic Data Processing Inc.	11,412	2,913
	Jack Henry & Associates Inc.	15,163	2,646
	Northrop Grumman Corp.	4,390	2,512
	RTX Corp.	12,200	2,134
	Johnson Controls International plc	17,875	2,079
*	CompoSecure Inc. Class A	101,728	2,021

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
	Expeditors International of Washington Inc.	12,785	1,878
	Lockheed Martin Corp.	2,499	1,144
	L3Harris Technologies Inc.	3,576	997
	Ennis Inc.	35,982	628
	Visa Inc. Class A	1,755	587
	General Dynamics Corp.	1,507	515
	Mastercard Inc. Class A	703	387
	Genco Shipping & Trading Ltd.	13,504	256
	Accenture plc Class A	789	197
	AMETEK Inc.	384	76
			33,726
Real Estate (5.2%)
	LTC Properties Inc.	117,023	4,270
	Realty Income Corp.	68,888	3,969
	Getty Realty Corp.	106,978	3,046
	Four Corners Property Trust Inc.	111,108	2,671
	Agree Realty Corp.	30,123	2,266
	Postal Realty Trust Inc. Class A	40,691	632
	Welltower Inc.	1,368	285
			17,139
Technology (25.5%)
	Lam Research Corp.	33,348	5,202
	Analog Devices Inc.	19,560	5,190
	Apple Inc.	17,561	4,897
	Microsoft Corp.	9,707	4,776
	Texas Instruments Inc.	23,152	3,896
*	MACOM Technology Solutions Holdings Inc.	21,814	3,817
	Broadcom Inc.	9,376	3,778
	Dolby Laboratories Inc. Class A	52,276	3,526
	Roper Technologies Inc.	7,723	3,446
*	Tyler Technologies Inc.	7,083	3,326
	Alphabet Inc. Class C	10,323	3,305
	Amdocs Ltd.	42,882	3,280
	International Business Machines Corp.	9,121	2,815
	Meta Platforms Inc. Class A	4,083	2,646
*	Yelp Inc.	90,117	2,605
*	Yext Inc.	282,610	2,380
	Skyworks Solutions Inc.	32,507	2,144
*	Cirrus Logic Inc.	16,938	2,038
	Alphabet Inc. Class A	6,342	2,031
	HP Inc.	76,997	1,880
*	Photronics Inc.	74,666	1,711
	Intuit Inc.	2,214	1,404
*	Cargurus Inc.	39,243	1,384
*	Diebold Nixdorf Inc.	20,491	1,322
*	Box Inc. Class A	43,727	1,292
*	Synaptics Inc.	14,789	1,013
	NetApp Inc.	9,051	1,010
	NVE Corp.	15,079	964
*	CCC Intelligent Solutions Holdings Inc.	126,167	940
	Qnity Electronics Inc.	11,585	939
	KLA Corp.	724	851
*	Commvault Systems Inc.	6,190	764
*	GoDaddy Inc. Class A	4,045	517
	Hackett Group Inc.	27,378	506
*	N-able Inc.	67,539	486
*	Blackbaud Inc.	7,729	436
	Clear Secure Inc. Class A	7,842	278
*	Grindr Inc.	20,173	259
	Match Group Inc.	7,644	255
	NVIDIA Corp.	1,199	212
			83,521
Telecommunications (6.9%)
	Cisco Systems Inc.	63,427	4,880
	AT&T Inc.	151,109	3,932
	Verizon Communications Inc.	94,886	3,901
	InterDigital Inc.	9,917	3,548
	T-Mobile US Inc.	12,566	2,626
	IDT Corp. Class B	34,011	1,693

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
	Motorola Solutions Inc.	3,867	1,430
	Spok Holdings Inc.	50,621	672
			22,682
Utilities (8.4%)
	Republic Services Inc.	21,701	4,710
	American Electric Power Co. Inc.	26,558	3,287
	Southern Co.	33,764	3,077
	Duke Energy Corp.	21,996	2,726
	American States Water Co.	31,575	2,329
	CenterPoint Energy Inc.	56,120	2,244
	Consolidated Edison Inc.	16,067	1,612
	Waste Management Inc.	6,309	1,374
	CMS Energy Corp.	16,649	1,256
	WEC Energy Group Inc.	10,133	1,136
	MGE Energy Inc.	13,519	1,120
	York Water Co.	32,083	1,047
	Evergy Inc.	8,097	629
	Ameren Corp.	3,840	408
	American Water Works Co. Inc.	1,562	203
	IDACORP Inc.	1,446	191
	FirstEnergy Corp.	1,868	89
			27,438
Total Common Stocks (Cost $286,065)			326,188
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2]	Vanguard Market Liquidity Fund, 4.024% (Cost $978)	9,782	978
Total Investments (99.8%) (Cost $287,043)			327,166
Other Assets and Liabilities—Net (0.2%)			563
Net Assets (100%)			327,729
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	1	343	9
Micro E-mini S&P 500 Index	December 2025	22	755	12
				21

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $286,065)	326,188
Affiliated Issuers (Cost $978)	978
Total Investments in Securities	327,166
Investment in Vanguard	7
Cash Collateral Pledged—Futures Contracts	74
Receivables for Accrued Income	498
Variation Margin Receivable—Futures Contracts	21
Total Assets	327,766
Liabilities
Due to Custodian	16
Payables for Investment Securities Purchased	4
Payables to Vanguard	17
Total Liabilities	37
Net Assets	327,729
At November 30, 2025, net assets consisted of:

Paid-in Capital	297,440
Total Distributable Earnings (Loss)	30,289
Net Assets	327,729

Net Assets
Applicable to 2,475,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	327,729
Net Asset Value Per Share	$132.42

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Dividends[1]	5,102
Interest[2]	43
Securities Lending—Net	—
Total Income	5,145
Expenses
The Vanguard Group—Note B
Investment Advisory Services	88
Management and Administrative	146
Marketing and Distribution	12
Auditing Fees	30
Shareholders’ Reports and Proxy Fees	34
Trustees’ Fees and Expenses	—
Other Expenses	16
Total Expenses	326
Net Investment Income	4,819
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,621
Futures Contracts	87
Realized Net Gain (Loss)	1,708
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	12,692
Futures Contracts	15
Change in Unrealized Appreciation (Depreciation)	12,707
Net Increase (Decrease) in Net Assets Resulting from Operations	19,234
1	Dividends are net of foreign withholding taxes of $1.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $37, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,328 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Changes in Net Assets

	Year Ended November 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,819	1,831
Realized Net Gain (Loss)	1,708	4,421
Change in Unrealized Appreciation (Depreciation)	12,707	22,029
Net Increase (Decrease) in Net Assets Resulting from Operations	19,234	28,281
Distributions
Total Distributions	(4,331)	(1,762)
Capital Share Transactions
Issued	182,621	51,009
Issued in Lieu of Cash Distributions	—	—
Redeemed	(23,009)	(17,707)
Net Increase (Decrease) from Capital Share Transactions	159,612	33,302
Total Increase (Decrease)	174,515	59,821
Net Assets
Beginning of Period	153,214	93,393
End of Period	327,729	153,214

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$127.68	$101.51	$102.91	$100.28	$87.08
Investment Operations
Net Investment Income[1]	2.436	1.838	2.373	2.160	1.374
Net Realized and Unrealized Gain (Loss) on Investments	4.559	26.142	(1.354)	2.231	13.497
Total from Investment Operations	6.995	27.980	1.019	4.391	14.871
Distributions
Dividends from Net Investment Income	(2.255)	(1.810)	(2.419)	(1.761)	(1.671)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.255)	(1.810)	(2.419)	(1.761)	(1.671)
Net Asset Value, End of Period	$132.42	$127.68	$101.51	$102.91	$100.28
Total Return	5.58%	27.84%	1.13%	4.46%	17.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$328	$153	$93	$81	$47
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%[2]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.92%	1.61%	2.40%	2.18%	1.43%
Portfolio Turnover Rate[3]	34%	39%	26%	32%	46%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Notes to Financial Statements
Vanguard U.S. Minimum Volatility ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Minimum Volatility ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $7,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	326,187	—	1	326,188
Temporary Cash Investments	978	—	—	978
Total	327,165	—	1	327,166
Derivative Financial Instruments
Assets
Futures Contracts[1]	21	—	—	21
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	1,328
Total Distributable Earnings (Loss)	(1,328)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized

U.S. Minimum Volatility ETF
gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,060
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	39,027
Capital Loss Carryforwards	(10,798)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	30,289
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	4,331	1,762
Long-Term Capital Gains	—	—
Total	4,331	1,762
*	Includes short-term capital gains, if any.
As of November 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	288,139
Gross Unrealized Appreciation	49,624
Gross Unrealized Depreciation	(10,597)
Net Unrealized Appreciation (Depreciation)	39,027
E.	During the year ended November 30, 2025, the fund purchased $247,199,000 of investment securities and sold $84,610,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $3,199,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2025, such purchases were $6,750,000 and sales were $1,274,000, resulting in net realized loss of $180,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2025 Shares (000)	2024 Shares (000)
Issued	1,465	440
Issued in Lieu of Cash Distributions	—	—
Redeemed	(190)	(160)
Net Increase (Decrease) in Shares Outstanding	1,275	280
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.

U.S. Minimum Volatility ETF
At November 30, 2025, one shareholder was the record or beneficial owner of 40% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

U.S. Momentum Factor ETF
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (5.4%)
	Newmont Corp. (XNYS)	127,739	11,590
	Anglogold Ashanti plc (XNYS)	57,318	4,911
	Royal Gold Inc.	17,545	3,576
	Carpenter Technology Corp.	9,053	2,884
*	Perpetua Resources Corp.	109,960	2,830
	Fastenal Co.	62,234	2,514
*	MP Materials Corp.	37,123	2,300
*	Novagold Resources Inc.	219,207	2,234
*	Coeur Mining Inc.	124,214	2,145
*	SSR Mining Inc. (XTSE)	90,275	2,102
	Mosaic Co.	80,351	1,968
*,1	NioCorp Developments Ltd.	271,736	1,701
*	RBC Bearings Inc.	3,622	1,612
*	Idaho Strategic Resources Inc.	39,817	1,580
	Mueller Industries Inc.	13,456	1,478
	Sensient Technologies Corp.	15,094	1,471
*	US Antimony Corp.	223,242	1,364
*	Cleveland-Cliffs Inc.	101,701	1,326
*	American Battery Technology Co.	341,168	1,276
*,1	Critical Metals Corp.	139,988	1,152
*	Perimeter Solutions Inc.	41,163	1,148
	Hecla Mining Co.	67,031	1,127
*	ASP Isotopes Inc.	169,642	1,055
*	Compass Minerals International Inc.	51,943	986
*	Energy Fuels Inc.	65,464	943
*	Century Aluminum Co.	29,436	882
*,1	US Gold Corp.	49,851	860
*	Ivanhoe Electric Inc.	54,208	776
*	Uranium Energy Corp.	63,084	774
*	Intrepid Potash Inc.	22,118	560
	Hawkins Inc.	4,229	550
	Caledonia Mining Corp. plc	16,154	498
	Kaiser Aluminum Corp.	4,072	391
	NewMarket Corp.	505	386
*	Dakota Gold Corp.	65,990	308
*	Ingevity Corp.	5,716	299
	CF Industries Holdings Inc.	3,333	262
			63,819
Consumer Discretionary (14.8%)
*	Tesla Inc.	24,841	10,686
*	Spotify Technology SA	14,495	8,681
*	Roblox Corp. Class A	88,035	8,366
*	Uber Technologies Inc.	78,138	6,840
	Royal Caribbean Cruises Ltd.	24,085	6,413
*	Netflix Inc.	47,380	5,097
	Somnigroup International Inc.	43,390	3,971
	Tapestry Inc.	33,009	3,607
*	Wayfair Inc. Class A	32,459	3,596
*	Warner Bros Discovery Inc.	140,053	3,361
*	Five Below Inc.	20,154	3,323
	Dollar General Corp.	30,175	3,304
	Fox Corp. Class A	48,234	3,159
*	Dollar Tree Inc.	27,697	3,069
	TKO Group Holdings Inc.	14,677	2,846
	Ralph Lauren Corp.	7,669	2,817
	eBay Inc.	33,815	2,800
*	Carvana Co.	7,439	2,786
	BorgWarner Inc. (XNYS)	60,729	2,615
*	Viking Holdings Ltd.	34,715	2,318

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Walmart Inc.	20,345	2,248
*	Lyft Inc. Class A	103,380	2,174
	Garmin Ltd.	11,129	2,174
*	Coupang Inc.	74,128	2,087
	Garrett Motion Inc.	124,352	2,056
	Super Group SGHC Ltd.	189,160	2,049
*	Amer Sports Inc.	55,092	2,046
*	United Airlines Holdings Inc.	19,519	1,990
*	Ollie's Bargain Outlet Holdings Inc.	15,305	1,884
	Fox Corp. Class B	31,835	1,855
	Wynn Resorts Ltd.	14,053	1,808
*	Liberty Media Corp.-Liberty Live Class C	22,375	1,772
	General Motors Co.	24,058	1,769
	Dana Inc.	75,412	1,690
*	Ulta Beauty Inc.	3,069	1,654
	Carriage Services Inc.	36,673	1,588
*	National Vision Holdings Inc.	53,727	1,550
*	IMAX Corp.	41,552	1,542
	Group 1 Automotive Inc.	3,826	1,534
*	ThredUP Inc. Class A	204,042	1,534
*	QuantumScape Corp.	121,824	1,489
*	Rivian Automotive Inc. Class A	87,818	1,481
*	Chewy Inc. Class A	42,240	1,469
*	Grand Canyon Education Inc.	8,992	1,418
	Worthington Enterprises Inc.	25,626	1,406
*	Liberty Media Corp.-Liberty Live Class A	18,034	1,387
*	Live Nation Entertainment Inc.	10,085	1,326
	RB Global Inc. (XTSE)	13,430	1,319
*	Take-Two Interactive Software Inc.	5,260	1,294
*	Strattec Security Corp.	16,846	1,263
*,1	Red Cat Holdings Inc.	165,935	1,231
*,1	Vuzix Corp.	453,269	1,219
	Hasbro Inc.	14,418	1,191
*	RealReal Inc.	81,254	1,177
*,1	Hertz Global Holdings Inc.	220,391	1,155
*	Cooper-Standard Holdings Inc.	36,889	1,153
	Travel & Leisure Co.	16,378	1,123
	Build-A-Bear Workshop Inc.	20,424	1,085
*	Etsy Inc.	19,440	1,054
*	Carnival Corp.	37,630	970
*	Rush Street Interactive Inc.	51,778	955
*	Avis Budget Group Inc.	6,963	946
	Nexstar Media Group Inc.	4,848	932
	Boyd Gaming Corp.	10,688	890
*	Citi Trends Inc.	19,414	879
	Gray Media Inc.	165,515	814
*	Urban Outfitters Inc.	10,565	783
*	Latham Group Inc.	108,068	773
*	American Public Education Inc.	21,246	740
*	Bed Bath & Beyond Inc.	115,197	693
*,1	Faraday Future Intelligent Electric Inc.	589,523	678
*	Stitch Fix Inc. Class A	156,663	666
	Wolverine World Wide Inc.	39,211	636
*	Genius Sports Ltd.	61,586	620
*	Arlo Technologies Inc.	42,012	609
*	Eastman Kodak Co.	79,069	604
*	Stride Inc.	9,207	585
	Advance Auto Parts Inc.	11,174	580
	Sonic Automotive Inc. Class A	8,722	550
*,1	Webtoon Entertainment Inc.	39,255	546
	Ford Motor Co.	39,890	530
	Perdoceo Education Corp.	18,482	517
*	e.l.f. Beauty Inc.	5,900	449
	OneSpaWorld Holdings Ltd.	21,419	437
*,1	Nexxen International Ltd.	62,097	402
*	Lincoln Educational Services Corp.	19,104	393
*	Savers Value Village Inc.	41,166	375
*	Boot Barn Holdings Inc.	1,918	372
*	Frontdoor Inc.	6,886	371
	Monarch Casino & Resort Inc.	3,830	370

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Williams-Sonoma Inc.	1,929	347
	Cheesecake Factory Inc.	7,064	337
*	GigaCloud Technology Inc. Class A	8,987	333
	Expedia Group Inc.	1,223	313
	Winmark Corp.	750	308
*	Liberty Media Corp.-Liberty Formula One Class C	3,199	307
*	Coursera Inc.	37,216	296
	Standard Motor Products Inc.	7,601	285
	Cricut Inc. Class A	56,008	265
*	Liberty Media Corp.-Liberty Formula One Class A	2,957	260
*	AutoZone Inc.	64	253
	Rollins Inc.	4,074	250
*	Universal Technical Institute Inc.	8,338	192
*	Laureate Education Inc.	878	27
			174,337
Consumer Staples (2.8%)
	CVS Health Corp.	79,999	6,429
	Cencora Inc.	10,962	4,044
	Fresh Del Monte Produce Inc.	81,095	2,931
	McKesson Corp.	2,944	2,594
*	Monster Beverage Corp.	31,077	2,330
	Casey's General Stores Inc.	3,230	1,843
*	Vita Coco Co. Inc.	30,329	1,620
*	Celsius Holdings Inc.	35,343	1,447
	Turning Point Brands Inc.	12,923	1,294
*	US Foods Holding Corp.	15,429	1,214
*	Herbalife Ltd.	94,558	1,204
*	Chefs' Warehouse Inc.	18,390	1,128
	Philip Morris International Inc.	7,003	1,103
*	United Natural Foods Inc.	26,803	1,000
	Nu Skin Enterprises Inc. Class A	63,607	629
	Seaboard Corp.	115	538
	Tootsie Roll Industries Inc.	13,347	512
	Archer-Daniels-Midland Co.	7,822	475
*	Seneca Foods Corp. Class A	2,834	343
	Cal-Maine Foods Inc.	2,070	172
			32,850
Energy (3.2%)
*	Nextpower Inc. Class A	36,762	3,368
	Williams Cos. Inc.	50,945	3,104
	Solaris Energy Infrastructure Inc.	47,486	2,274
*	Solid Power Inc.	425,114	2,211
*	T1 Energy Inc.	430,710	1,774
*	Centrus Energy Corp. Class A	6,784	1,759
	DT Midstream Inc.	13,669	1,660
	Expand Energy Corp.	13,509	1,647
	TechnipFMC plc	35,568	1,610
	EQT Corp.	25,735	1,566
	Antero Midstream Corp.	86,039	1,550
	Baker Hughes Co.	28,926	1,452
*	Plug Power Inc.	508,261	1,022
*	Flotek Industries Inc.	70,609	1,009
*	Fluence Energy Inc.	49,691	976
*	First Solar Inc.	3,497	954
*	Ameresco Inc. Class A	24,935	865
*	Par Pacific Holdings Inc.	18,150	828
*	Ramaco Resources Inc. Class A	50,148	787
*	NPK International Inc.	62,162	765
	Delek US Holdings Inc.	19,231	744
*	TETRA Technologies Inc.	93,514	727
	Golar LNG Ltd.	19,623	725
*	Shoals Technologies Group Inc. Class A	86,089	722
*	American Superconductor Corp.	23,128	719
*	Gevo Inc.	325,501	697
*	Array Technologies Inc.	79,047	594
*	REX American Resources Corp.	13,734	453
*	Comstock Resources Inc.	14,445	388
*	CVR Energy Inc.	8,219	284
			37,234

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
Financials (7.5%)
	Bank of New York Mellon Corp.	95,295	10,683
*	Robinhood Markets Inc. Class A	74,398	9,559
*	SoFi Technologies Inc.	198,181	5,890
	Citigroup Inc.	39,206	4,062
	JPMorgan Chase & Co.	11,190	3,503
	Morgan Stanley	20,626	3,499
	Charles Schwab Corp.	29,276	2,715
	Globe Life Inc.	20,138	2,713
	HCI Group Inc.	14,024	2,493
	FirstCash Holdings Inc.	13,991	2,216
	Goldman Sachs Group Inc.	2,480	2,049
	Franklin Resources Inc.	89,484	2,021
	Esquire Financial Holdings Inc.	18,494	1,888
*	Coastal Financial Corp.	16,284	1,813
*	Lemonade Inc.	23,145	1,808
*	Coinbase Global Inc. Class A	6,160	1,681
	Interactive Brokers Group Inc. Class A	23,314	1,516
	Cboe Global Markets Inc.	5,843	1,508
*	Dave Inc.	6,764	1,476
*,1	Bakkt Holdings Inc.	86,079	1,357
*	Porch Group Inc.	139,390	1,351
*	Heritage Insurance Holdings Inc.	43,692	1,269
*	Enova International Inc.	8,752	1,147
	Universal Insurance Holdings Inc.	33,131	1,098
*	StoneX Group Inc.	11,892	1,078
	Nasdaq Inc.	11,349	1,032
*,1	Better Home & Finance Holding Co.	21,002	1,017
	OppFi Inc.	99,955	990
*	Hippo Holdings Inc.	30,171	989
	Metropolitan Bank Holding Corp.	12,667	945
	PJT Partners Inc. Class A	5,536	930
*	Riot Platforms Inc.	57,303	924
*	Customers Bancorp Inc.	12,365	852
	Houlihan Lokey Inc.	4,760	835
	Acadian Asset Management Inc.	17,282	775
*	LendingTree Inc.	12,657	722
	Victory Capital Holdings Inc. Class A	11,385	716
*	Hamilton Insurance Group Ltd. Class B	25,112	685
	Nicolet Bankshares Inc.	5,276	665
*	loanDepot Inc. Class A	226,492	641
*	SiriusPoint Ltd.	27,067	563
	State Street Corp.	4,604	548
	Banco Latinoamericano de Comercio Exterior SA	10,568	475
	Lincoln National Corp.	11,525	474
*	Oscar Health Inc. Class A	25,858	465
	Northern Trust Corp.	3,514	462
	Bank First Corp.	3,298	411
*	World Acceptance Corp.	2,020	312
	Wells Fargo & Co.	3,452	296
	Hanover Insurance Group Inc.	1,425	264
	W R Berkley Corp.	3,123	243
	Trustmark Corp.	414	16
			87,640
Health Care (16.2%)
	Royalty Pharma plc Class A	122,064	4,885
*	Guardant Health Inc.	42,489	4,607
	Cardinal Health Inc.	21,144	4,488
*	Alnylam Pharmaceuticals Inc.	8,658	3,907
*	Bridgebio Pharma Inc.	52,402	3,773
	Gilead Sciences Inc.	28,970	3,646
*	Ionis Pharmaceuticals Inc.	38,243	3,164
*	Insmed Inc.	15,203	3,159
*	Adaptive Biotechnologies Corp.	157,545	3,097
*	PTC Therapeutics Inc.	35,405	3,044
*	Trevi Therapeutics Inc.	230,094	3,035
*	Medpace Holdings Inc.	5,092	3,017
*	Exelixis Inc.	67,235	2,970
*	Halozyme Therapeutics Inc.	41,183	2,940

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Tempus AI Inc.	36,447	2,840
*	Insulet Corp.	8,602	2,814
*	Elanco Animal Health Inc. (XNYS)	112,433	2,616
*	Celcuity Inc.	25,703	2,600
*	Xeris Biopharma Holdings Inc.	346,015	2,484
*	Corcept Therapeutics Inc.	30,395	2,413
*	Mineralys Therapeutics Inc.	55,691	2,401
	Phibro Animal Health Corp. Class A	56,265	2,356
*	Madrigal Pharmaceuticals Inc.	3,842	2,294
*	Veeva Systems Inc. Class A	9,421	2,264
*	Axsome Therapeutics Inc.	14,295	2,166
*	Hims & Hers Health Inc.	53,510	2,128
*	Verastem Inc.	194,852	2,073
*	Arcutis Biotherapeutics Inc.	66,526	2,039
*,1	Nutex Health Inc.	17,691	2,036
*	GRAIL Inc.	18,121	2,000
*	Incyte Corp.	18,568	1,940
*	Prime Medicine Inc.	502,573	1,920
*	Tango Therapeutics Inc.	174,307	1,902
*	Doximity Inc. Class A	36,421	1,873
*	Protagonist Therapeutics Inc.	20,749	1,867
*	Liquidia Corp.	57,034	1,861
*	Roivant Sciences Ltd.	87,679	1,825
*	Amylyx Pharmaceuticals Inc.	121,027	1,813
*	Kodiak Sciences Inc.	76,423	1,756
*	Aurinia Pharmaceuticals Inc.	108,203	1,744
*	Ginkgo Bioworks Holdings Inc.	187,238	1,738
*	UroGen Pharma Ltd.	59,495	1,714
*	BrightSpring Health Services Inc.	45,590	1,649
*	Palvella Therapeutics Inc.	15,833	1,627
*	Gossamer Bio Inc.	457,460	1,528
*	Rhythm Pharmaceuticals Inc.	13,849	1,511
*	Taysha Gene Therapies Inc.	318,546	1,510
*	Monopar Therapeutics Inc.	17,527	1,510
*	Quantum-Si Inc.	1,037,522	1,463
*	Arrowhead Pharmaceuticals Inc.	27,454	1,447
*	Olema Pharmaceuticals Inc.	50,916	1,442
*,1	Absci Corp.	450,758	1,429
*	Personalis Inc.	131,369	1,410
*	Relay Therapeutics Inc.	176,414	1,397
*	Sana Biotechnology Inc.	324,638	1,396
*	Lexeo Therapeutics Inc.	139,421	1,375
	Quest Diagnostics Inc.	7,242	1,370
*	4D Molecular Therapeutics Inc.	116,296	1,356
*	Mirum Pharmaceuticals Inc.	18,494	1,351
*	Fulcrum Therapeutics Inc.	123,035	1,346
	Encompass Health Corp.	11,525	1,339
*	Compass Therapeutics Inc.	230,857	1,339
*	Travere Therapeutics Inc.	37,003	1,310
*,1	Zenas Biopharma Inc.	33,363	1,295
*	EyePoint Pharmaceuticals Inc.	86,741	1,286
*	Terns Pharmaceuticals Inc.	45,234	1,272
*	Alphatec Holdings Inc.	55,023	1,241
*	GeneDx Holdings Corp.	7,268	1,213
*	Rigel Pharmaceuticals Inc.	23,973	1,210
*	Rezolute Inc.	119,972	1,166
*	Precigen Inc.	300,736	1,152
*	Indivior plc	33,214	1,116
*	AnaptysBio Inc.	26,214	1,092
*	Stoke Therapeutics Inc.	35,290	1,091
*	Claritev Corp.	19,139	1,035
*	iRhythm Technologies Inc.	5,402	1,016
*	Dianthus Therapeutics Inc.	22,933	1,009
*	Oncology Institute Inc.	310,799	976
*	OptimizeRx Corp.	59,570	910
*	Nuvation Bio Inc.	111,625	896
*	Cogent Biosciences Inc.	21,399	861
*,1	Tonix Pharmaceuticals Holding Corp.	53,655	857
*	Inhibrx Biosciences Inc.	10,112	851
*	Editas Medicine Inc.	348,922	841

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Theravance Biopharma Inc.	41,033	833
*,1	SELLAS Life Sciences Group Inc.	509,816	826
*,1	Bright Minds Biosciences Inc.	11,455	802
*	Mind Medicine MindMed Inc.	60,248	762
*	REGENXBIO Inc.	55,605	745
*	Esperion Therapeutics Inc.	174,217	699
*,1	Summit Therapeutics Inc. (XNMS)	38,653	691
	Labcorp Holdings Inc.	2,560	688
*	ACADIA Pharmaceuticals Inc.	27,390	686
*	Aldeyra Therapeutics Inc.	123,700	678
*	Pacira BioSciences Inc.	28,528	672
*	Eton Pharmaceuticals Inc.	41,116	664
*	Niagen Bioscience Inc.	95,266	645
*	Akebia Therapeutics Inc.	395,476	625
	ResMed Inc.	2,429	621
*	LENZ Therapeutics Inc.	20,211	617
*	Aveanna Healthcare Holdings Inc.	65,840	615
*	Phathom Pharmaceuticals Inc.	38,281	598
*	ORIC Pharmaceuticals Inc.	49,974	594
*	Solid Biosciences Inc.	104,980	570
*	Upstream Bio Inc.	19,639	562
*	Immunome Inc.	29,528	544
*	Zevra Therapeutics Inc.	64,263	542
*	Praxis Precision Medicines Inc.	2,691	529
*	Rapport Therapeutics Inc.	17,736	527
*	Oruka Therapeutics Inc.	16,960	510
*	Neurogene Inc.	24,105	508
*	Alignment Healthcare Inc.	26,224	504
*,1	CorMedix Inc.	50,811	498
	iRadimed Corp.	5,310	495
*	Tarsus Pharmaceuticals Inc.	6,183	494
*,1	Anavex Life Sciences Corp.	127,324	488
*	ANI Pharmaceuticals Inc.	5,739	487
*	LifeMD Inc.	124,865	478
*	MeiraGTx Holdings plc	57,523	477
*	ClearPoint Neuro Inc.	32,825	475
*	SI-BONE Inc.	23,757	462
*	Healthcare Services Group Inc.	23,855	448
*	Soleno Therapeutics Inc.	8,334	420
*,1	CRISPR Therapeutics AG	7,586	406
*	Warby Parker Inc. Class A	20,338	403
	SIGA Technologies Inc.	63,991	388
*	TruBridge Inc.	17,283	380
*	KalVista Pharmaceuticals Inc.	25,307	366
*	Ocular Therapeutix Inc.	29,636	360
*	Organogenesis Holdings Inc.	69,164	358
*	Waystar Holding Corp.	9,710	358
*	Natera Inc.	1,494	357
*	Kymera Therapeutics Inc.	5,028	341
*,1	Neuronetics Inc.	194,246	289
*,1	AirSculpt Technologies Inc.	81,482	288
*	Enanta Pharmaceuticals Inc.	19,804	280
*	Aquestive Therapeutics Inc.	45,101	279
*	Artivion Inc.	5,802	271
*	Monte Rosa Therapeutics Inc.	16,651	269
*	Replimune Group Inc.	24,788	248
*	CG oncology Inc.	5,495	246
*	Korro Bio Inc.	7,059	40
*	TG Therapeutics Inc.	861	29
*	Pediatrix Medical Group Inc.	704	17
			190,752
Industrials (19.4%)
	Howmet Aerospace Inc.	67,058	13,719
	GE Vernova Inc.	19,135	11,477
	Johnson Controls International plc	84,682	9,849
	General Electric Co.	29,833	8,904
	RTX Corp.	42,157	7,374
*	Boeing Co.	34,299	6,483
	Caterpillar Inc.	11,251	6,478

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Quanta Services Inc.	12,939	6,015
	Comfort Systems USA Inc.	4,896	4,783
	Northrop Grumman Corp.	8,355	4,781
*	Dycom Industries Inc.	10,422	3,768
	Synchrony Financial	48,698	3,767
	Armstrong World Industries Inc.	19,223	3,647
*	Sterling Infrastructure Inc.	10,428	3,590
*	Kratos Defense & Security Solutions Inc.	44,334	3,374
*	Rocket Lab Corp.	80,066	3,374
	Capital One Financial Corp.	15,349	3,363
*	Affirm Holdings Inc.	44,555	3,161
	3M Co.	18,119	3,117
*	Bloom Energy Corp. Class A	28,131	3,073
	Oshkosh Corp.	23,276	2,984
*	Joby Aviation Inc.	202,060	2,916
*,1	CompoSecure Inc. Class A	142,775	2,837
	Argan Inc.	7,012	2,771
	BWX Technologies Inc.	14,234	2,546
*,1	Eos Energy Enterprises Inc.	166,701	2,509
*	API Group Corp.	62,019	2,454
*	AeroVironment Inc.	8,630	2,412
	HEICO Corp.	7,593	2,406
	Woodward Inc.	7,970	2,391
*	Planet Labs PBC	198,707	2,365
*	MasTec Inc.	10,842	2,319
*	IES Holdings Inc.	5,306	2,221
*	Amprius Technologies Inc.	190,056	2,151
*	QXO Inc.	110,593	2,071
	Curtiss-Wright Corp.	3,480	1,964
	Watts Water Technologies Inc. Class A	6,850	1,890
*,1	Richtech Robotics Inc. Class B	521,714	1,852
*	Teledyne Technologies Inc.	3,668	1,832
*	Huron Consulting Group Inc.	10,917	1,797
	Federal Signal Corp.	15,468	1,763
*	Power Solutions International Inc.	31,902	1,725
*,1	BlackSky Technology Inc.	92,828	1,645
*	Construction Partners Inc. Class A	14,476	1,578
*	Gates Industrial Corp. plc	68,576	1,561
	Crane Co.	8,247	1,511
*	Astronics Corp.	27,355	1,493
	Ryder System Inc.	8,417	1,458
*	Axon Enterprise Inc.	2,631	1,421
*	Microvast Holdings Inc.	399,737	1,407
	Rockwell Automation Inc.	3,535	1,399
	HEICO Corp. Class A	5,630	1,390
	JBT Marel Corp.	9,570	1,345
*	Core & Main Inc. Class A	27,391	1,324
*	Evolv Technologies Holdings Inc.	205,190	1,311
	FTAI Aviation Ltd.	7,504	1,300
*	Lightbridge Corp.	79,550	1,294
	Cummins Inc.	2,542	1,266
	Allient Inc.	23,262	1,253
*	Willdan Group Inc.	12,297	1,241
	Bel Fuse Inc. Class B	7,843	1,208
*	Sezzle Inc.	19,460	1,202
*	Pagaya Technologies Ltd. Class A	47,549	1,186
*	Frequency Electronics Inc.	39,988	1,145
*	Mercury Systems Inc.	16,369	1,144
*	DXP Enterprises Inc.	11,593	1,090
*	Enovix Corp.	138,958	1,083
	Pitney Bowes Inc.	109,509	1,080
	Granite Construction Inc.	9,692	1,042
	AZZ Inc.	9,467	998
	AGCO Corp.	9,091	963
	Patrick Industries Inc.	8,578	928
*	Archer Aviation Inc. Class A	118,943	927
*,1	TSS Inc.	95,132	916
*	Ducommun Inc.	9,529	874
	Primoris Services Corp.	6,735	852
*	Graham Corp.	14,669	843

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Itron Inc.	8,395	831
*,1	Palladyne AI Corp.	143,634	819
	MKS Inc.	5,227	817
*	Resideo Technologies Inc.	24,616	812
*	IBEX Holdings Ltd.	21,917	771
	CH Robinson Worldwide Inc.	4,845	770
*	Mirion Technologies Inc.	28,192	734
*	PureCycle Technologies Inc.	78,893	694
	Astec Industries Inc.	15,667	693
	National Presto Industries Inc.	6,943	652
*	StoneCo. Ltd. Class A	37,430	631
	VSE Corp.	3,429	618
	Enpro Inc.	2,663	593
	Preformed Line Products Co.	2,833	582
*	CECO Environmental Corp.	11,147	581
*	Modine Manufacturing Co.	3,582	581
*	CryoPort Inc.	57,149	550
	TriMas Corp.	15,980	544
*	Custom Truck One Source Inc.	83,111	531
*	Trimble Inc.	6,497	529
	Teekay Corp. Ltd.	53,702	521
	Myers Industries Inc.	28,537	515
*	Centuri Holdings Inc.	21,685	488
	Leonardo DRS Inc.	14,238	487
	Zurn Elkay Water Solutions Corp.	9,931	474
	Insteel Industries Inc.	15,416	471
*	Satellogic Inc. Class A	273,587	451
*	Bowman Consulting Group Ltd.	11,852	429
*	Montrose Environmental Group Inc.	16,689	428
*	Marqeta Inc. Class A	88,958	426
*	Byrna Technologies Inc.	21,998	401
	Pentair plc	3,383	356
*	Strata Critical Medical Inc.	79,694	346
*	OSI Systems Inc.	1,252	339
	Ardagh Metal Packaging SA	87,910	330
*	Great Lakes Dredge & Dock Corp.	25,573	327
*	Tutor Perini Corp.	4,525	310
*	Proto Labs Inc.	5,993	305
*	ATI Inc.	2,728	275
	Huntington Ingalls Industries Inc.	839	263
	Allegion plc	1,490	247
*	Legalzoom.com Inc.	24,488	229
*	Limbach Holdings Inc.	141	10
			228,712
Real Estate (0.1%)
*	CBRE Group Inc. Class A	10,109	1,636
Technology (25.8%)
	Alphabet Inc. Class A	42,915	13,740
*	AppLovin Corp. Class A	22,521	13,501
	Broadcom Inc.	32,853	13,238
	Amphenol Corp. Class A	93,377	13,157
*	Palantir Technologies Inc. Class A	74,154	12,491
	Micron Technology Inc.	52,805	12,487
	Lam Research Corp.	72,807	11,358
*	Snowflake Inc.	42,708	10,730
*	Intel Corp.	256,747	10,414
	KLA Corp.	7,633	8,972
	Alphabet Inc. Class C	27,104	8,677
*	Advanced Micro Devices Inc.	39,779	8,653
	Oracle Corp.	40,902	8,260
*	DoorDash Inc. Class A	41,604	8,253
*	Crowdstrike Holdings Inc. Class A	14,720	7,495
*	Cloudflare Inc. Class A	36,787	7,365
	NVIDIA Corp.	37,215	6,587
*	Credo Technology Group Holding Ltd.	36,664	6,512
	Applied Materials Inc.	18,664	4,708
	International Business Machines Corp.	15,180	4,684
	Western Digital Corp.	24,948	4,075

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Astera Labs Inc.	25,668	4,044
*	Sanmina Corp.	23,406	3,655
*	IonQ Inc.	70,097	3,456
*	Unity Software Inc.	70,956	3,017
*	Rambus Inc.	30,203	2,886
*	Fabrinet	6,283	2,886
	Corning Inc.	33,913	2,855
*,1	SoundHound AI Inc. Class A	223,965	2,699
*	Reddit Inc. Class A	12,374	2,679
*	SiTime Corp.	8,858	2,637
	Advanced Energy Industries Inc.	12,354	2,609
*	Xometry Inc. Class A	44,515	2,603
	Jabil Inc.	11,654	2,456
	VeriSign Inc.	8,747	2,204
*	Cipher Mining Inc.	108,090	2,200
*	nLight Inc.	61,301	2,160
*	Flex Ltd.	35,314	2,087
*,1	Navitas Semiconductor Corp.	223,057	1,949
*,1	BigBear.ai Holdings Inc.	306,397	1,943
*,1	Aehr Test Systems	83,959	1,929
*	Aeva Technologies Inc.	168,198	1,875
*	Applied Digital Corp.	64,688	1,753
*	Ouster Inc.	75,239	1,727
*	Rubrik Inc. Class A	24,839	1,722
*	F5 Inc.	7,017	1,678
*	TTM Technologies Inc.	23,823	1,672
*,1	Quantum Computing Inc.	140,420	1,643
*	Rigetti Computing Inc.	60,953	1,559
*	Super Micro Computer Inc. (XNGS)	45,903	1,554
*	Kopin Corp.	636,497	1,553
*,1	Serve Robotics Inc.	149,455	1,533
*	Guidewire Software Inc.	6,917	1,494
	Meta Platforms Inc. Class A	2,230	1,445
*	Zscaler Inc.	5,740	1,444
*	Terawulf Inc.	92,684	1,438
*,1	Aeluma Inc.	102,273	1,434
*	Hut 8 Corp.	30,599	1,377
*	indie Semiconductor Inc. Class A	374,977	1,335
*	ACM Research Inc. Class A	39,693	1,326
	Pegasystems Inc.	24,039	1,317
*	Lattice Semiconductor Corp.	17,715	1,244
*	D-Wave Quantum Inc.	54,593	1,238
	SS&C Technologies Holdings Inc.	14,015	1,204
	Vertiv Holdings Co. Class A	6,639	1,193
*	Digital Turbine Inc.	246,809	1,182
*	Bitdeer Technologies Group Class A	87,865	1,178
*	SkyWater Technology Inc.	76,105	1,171
*	Allegro MicroSystems Inc.	41,115	1,097
*,1	Rezolve AI plc	348,529	1,063
*	Innodata Inc.	18,263	1,050
*	Cerence Inc.	89,268	989
*	Domo Inc. Class B	81,083	928
*	Groupon Inc.	47,894	810
*,1	Airship AI Holdings Inc.	198,928	732
*	Life360 Inc.	9,098	724
	A10 Networks Inc.	40,054	690
*	Pure Storage Inc. Class A	7,334	652
*	Magnite Inc.	41,058	603
*	NetScout Systems Inc.	22,145	595
*	Ambarella Inc.	7,806	579
*	Yext Inc.	64,816	546
	Clear Secure Inc. Class A	15,147	538
*	Telos Corp.	91,550	529
*	Daktronics Inc.	25,961	491
*	Semtech Corp.	6,500	482
*	Kimball Electronics Inc.	14,204	410
*	Diebold Nixdorf Inc.	6,283	405
	Red Violet Inc.	7,410	402
*	Cleanspark Inc.	26,073	394
	Adeia Inc.	27,938	346

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Climb Global Solutions Inc.	3,054	309
*	Arteris Inc.	18,671	268
*,1	Chaince Digital Holdings Inc.	25,785	249
			303,481
Telecommunications (4.2%)
*	Arista Networks Inc.	48,041	6,278
*	Lumentum Holdings Inc.	17,157	5,579
*	Ciena Corp.	19,524	3,987
	Millicom International Cellular SA	70,895	3,762
	Cisco Systems Inc.	46,814	3,602
*	AST SpaceMobile Inc.	52,879	2,972
	InterDigital Inc.	7,919	2,833
	Ubiquiti Inc.	4,802	2,800
	AT&T Inc.	106,291	2,766
*	EchoStar Corp. Class A	35,812	2,625
*	CommScope Holding Co. Inc.	113,323	2,237
*	Roku Inc.	19,069	1,846
*	NETGEAR Inc.	48,267	1,277
*	fuboTV Inc.	380,999	1,158
*	Viasat Inc.	32,445	1,114
*	Globalstar Inc.	16,792	1,020
*	Applied Optoelectronics Inc.	35,976	963
*	Calix Inc.	12,085	668
*	ADTRAN Holdings Inc.	60,333	478
*	Gogo Inc.	55,736	398
*	Viavi Solutions Inc.	18,498	332
*	Digi International Inc.	7,286	305
			49,000
Utilities (0.3%)
*,1	NANO Nuclear Energy Inc.	44,106	1,442
*	NuScale Power Corp.	65,234	1,305
*	Sunrun Inc.	63,264	1,281
			4,028
Total Common Stocks (Cost $952,887)			1,173,489
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.024% (Cost $36,189)	361,920	36,192
Total Investments (102.8%) (Cost $989,076)			1,209,681
Other Assets and Liabilities—Net (-2.8%)			(33,241)
Net Assets (100%)			1,176,440
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,393.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $33,755 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	5	1,715	10
Micro E-mini S&P 500 Index	December 2025	18	617	6
				16

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $952,887)	1,173,489
Affiliated Issuers (Cost $36,189)	36,192
Total Investments in Securities	1,209,681
Investment in Vanguard	29
Cash Collateral Pledged—Futures Contracts	156
Receivables for Accrued Income	466
Variation Margin Receivable—Futures Contracts	37
Total Assets	1,210,369
Liabilities
Due to Custodian	26
Payables for Investment Securities Purchased	88
Collateral for Securities on Loan	33,755
Payables to Vanguard	60
Total Liabilities	33,929
Net Assets	1,176,440
1 Includes $31,393 of securities on loan.
At November 30, 2025, net assets consisted of:

Paid-in Capital	1,054,263
Total Distributable Earnings (Loss)	122,177
Net Assets	1,176,440

Net Assets
Applicable to 6,115,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,176,440
Net Asset Value Per Share	$192.39

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Dividends[1]	10,010
Interest[2]	99
Securities Lending—Net	1,122
Total Income	11,231
Expenses
The Vanguard Group—Note B
Investment Advisory Services	362
Management and Administrative	808
Marketing and Distribution	52
Custodian Fees	—
Auditing Fees	30
Shareholders’ Reports and Proxy Fees	86
Trustees’ Fees and Expenses	1
Other Expenses	17
Total Expenses	1,356
Net Investment Income	9,875
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	72,285
Futures Contracts	314
Realized Net Gain (Loss)	72,599
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	20,477
Futures Contracts	(57)
Change in Unrealized Appreciation (Depreciation)	20,420
Net Increase (Decrease) in Net Assets Resulting from Operations	102,894
1	Dividends are net of foreign withholding taxes of $35.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $85, ($1), and $3, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $124,918 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Changes in Net Assets

	Year Ended November 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,875	4,766
Realized Net Gain (Loss)	72,599	43,589
Change in Unrealized Appreciation (Depreciation)	20,420	159,709
Net Increase (Decrease) in Net Assets Resulting from Operations	102,894	208,064
Distributions
Total Distributions	(9,944)	(3,896)
Capital Share Transactions
Issued	561,735	527,176
Issued in Lieu of Cash Distributions	—	—
Redeemed	(397,493)	(145,933)
Net Increase (Decrease) from Capital Share Transactions	164,242	381,243
Total Increase (Decrease)	257,192	585,411
Net Assets
Beginning of Period	919,248	333,837
End of Period	1,176,440	919,248

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$178.15	$120.30	$121.83	$132.12	$106.33
Investment Operations
Net Investment Income[1]	1.628	1.301	1.232	2.072	1.227
Net Realized and Unrealized Gain (Loss) on Investments	14.275	57.668	(1.405)	(10.460)	25.325
Total from Investment Operations	15.903	58.969	(.173)	(8.388)	26.552
Distributions
Dividends from Net Investment Income	(1.663)	(1.119)	(1.357)	(1.902)	(.762)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.663)	(1.119)	(1.357)	(1.902)	(.762)
Net Asset Value, End of Period	$192.39	$178.15	$120.30	$121.83	$132.12
Total Return	9.06%	49.23%	-0.06%	-6.27%	25.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,176	$919	$334	$284	$191
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%[2]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	0.95%	0.86%	1.07%	1.76%	0.95%
Portfolio Turnover Rate[3]	100%	77%	73%	88%	103%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Notes to Financial Statements
Vanguard U.S. Momentum Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Momentum Factor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $29,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	126,099
Total Distributable Earnings (Loss)	(126,099)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,598
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	217,959
Capital Loss Carryforwards	(97,380)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	122,177

U.S. Momentum Factor ETF
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	9,944	3,896
Long-Term Capital Gains	—	—
Total	9,944	3,896
*	Includes short-term capital gains, if any.
As of November 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	991,722
Gross Unrealized Appreciation	264,938
Gross Unrealized Depreciation	(46,979)
Net Unrealized Appreciation (Depreciation)	217,959
E.	During the year ended November 30, 2025, the fund purchased $1,345,815,000 of investment securities and sold $1,048,066,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $261,429,000 and $394,929,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2025, such purchases were $33,101,000 and sales were $34,787,000, resulting in net realized loss of $2,870,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2025 Shares (000)	2024 Shares (000)
Issued	3,205	3,345
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,250)	(960)
Net Increase (Decrease) in Shares Outstanding	955	2,385
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At November 30, 2025, one shareholder was the record or beneficial owner of 43% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

U.S. Momentum Factor ETF
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

U.S. Multifactor ETF
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (2.9%)
	Newmont Corp. (XNYS)	51,445	4,668
	Anglogold Ashanti plc (XNYS)	15,471	1,325
	CF Industries Holdings Inc.	13,629	1,073
	Mueller Industries Inc.	8,398	923
	Freeport-McMoRan Inc.	18,651	802
	Caledonia Mining Corp. plc	21,305	656
	Ryerson Holding Corp.	23,878	547
*	Intrepid Potash Inc.	19,912	504
	Commercial Metals Co.	7,748	494
	Mosaic Co.	14,179	347
	Reliance Inc.	1,078	301
*	Ingevity Corp.	5,188	271
	Fastenal Co.	5,194	210
*	Constellium SE	12,337	207
	Chemours Co.	13,662	175
*	NWPX Infrastructure Inc.	2,809	165
			12,668
Consumer Discretionary (19.0%)
	Walmart Inc.	27,272	3,014
	General Motors Co.	25,383	1,866
	Macy's Inc.	79,840	1,785
	Nexstar Media Group Inc.	8,279	1,591
*	Spotify Technology SA	2,634	1,577
	Travel & Leisure Co.	21,793	1,495
	Gap Inc.	53,720	1,454
	Target Corp.	14,398	1,305
*	Dollar Tree Inc.	11,737	1,301
	BorgWarner Inc. (XNYS)	30,161	1,299
*	AutoZone Inc.	324	1,281
*	United Airlines Holdings Inc.	12,556	1,280
	Expedia Group Inc.	4,983	1,274
	Booking Holdings Inc.	250	1,229
	Dollar General Corp.	11,178	1,224
	Hasbro Inc.	14,548	1,202
	Signet Jewelers Ltd.	11,422	1,144
*	Aptiv plc	14,585	1,131
	Dana Inc.	49,222	1,103
*	Amazon.com Inc.	4,711	1,099
	Best Buy Co. Inc.	13,211	1,047
*	Stride Inc.	16,383	1,041
	Garrett Motion Inc.	60,932	1,007
	Fox Corp. Class A	15,340	1,005
	Royal Caribbean Cruises Ltd.	3,769	1,004
*	Mattel Inc.	46,451	981
	Fox Corp. Class B	16,201	944
*	Corsair Gaming Inc.	143,150	933
*	Etsy Inc.	17,048	924
*	SharkNinja Inc.	9,272	905
*	Citi Trends Inc.	19,648	890
	New York Times Co. Class A	13,615	878
*	American Axle & Manufacturing Holdings Inc.	132,859	873
	Delta Air Lines Inc.	13,456	863
*	G-III Apparel Group Ltd.	29,290	854
	Scholastic Corp.	28,811	851
*	Sally Beauty Holdings Inc.	52,813	838
*	American Airlines Group Inc.	59,381	834
*	Zumiez Inc.	31,870	829
*	Carnival Corp.	32,041	826
*	Airbnb Inc. Class A	6,954	814

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	eBay Inc.	9,373	776
*	Adient plc	39,295	765
	Interface Inc.	27,309	762
*	Sonos Inc.	41,063	762
*	National Vision Holdings Inc.	26,066	752
*	TripAdvisor Inc.	46,327	689
*	Ulta Beauty Inc.	1,268	683
	Leggett & Platt Inc.	63,693	653
	Phinia Inc.	11,941	646
	Lear Corp.	5,943	638
	Build-A-Bear Workshop Inc.	11,988	637
	Ralph Lauren Corp.	1,723	633
*	Crocs Inc.	7,365	626
	American Eagle Outfitters Inc.	29,547	603
	Academy Sports & Outdoors Inc.	12,403	598
	Dillard's Inc. Class A	873	585
*	Chewy Inc. Class A	16,695	580
*	Grand Canyon Education Inc.	3,672	579
	Walt Disney Co.	5,530	578
	Tapestry Inc.	5,185	567
	Ethan Allen Interiors Inc.	23,405	553
	Movado Group Inc.	26,410	553
	Polaris Inc.	8,319	552
*	Topgolf Callaway Brands Corp.	42,110	542
	H&R Block Inc.	12,222	515
*	Dorman Products Inc.	3,800	503
*	Coupang Inc.	17,703	499
*	Urban Outfitters Inc.	6,666	494
	Sonic Automotive Inc. Class A	7,780	490
*	Laureate Education Inc.	15,822	489
	News Corp. Class B	16,622	489
	John Wiley & Sons Inc. Class A	12,842	467
*	Goodyear Tire & Rubber Co.	53,715	465
	Upbound Group Inc.	25,817	463
	Boyd Gaming Corp.	5,441	453
	Monarch Casino & Resort Inc.	4,675	452
	Super Group SGHC Ltd.	41,399	448
	Group 1 Automotive Inc.	1,107	444
	Perdoceo Education Corp.	15,173	424
*	Coursera Inc.	52,984	421
*	BJ's Wholesale Club Holdings Inc.	4,545	406
	Dine Brands Global Inc.	12,687	396
*	Arlo Technologies Inc.	27,191	394
	La-Z-Boy Inc.	9,967	388
*	USA TODAY Co. Inc.	77,373	388
*	Central Garden & Pet Co. Class A	12,456	385
	Visteon Corp.	3,595	371
	Wolverine World Wide Inc.	21,995	357
*	Turtle Beach Corp.	25,607	355
*	Warner Bros Discovery Inc.	14,723	353
	Sinclair Inc.	22,230	350
*	Five Below Inc.	2,066	341
	Haverty Furniture Cos. Inc.	14,193	338
	PriceSmart Inc.	2,663	328
*	Fox Factory Holding Corp.	21,822	323
	TJX Cos. Inc.	2,035	309
*	Malibu Boats Inc. Class A	10,830	307
*	Viking Holdings Ltd.	4,203	281
*	Udemy Inc.	54,914	279
	Williams-Sonoma Inc.	1,526	275
	Bath & Body Works Inc.	15,512	270
	HNI Corp.	6,390	265
	Rush Enterprises Inc. Class A	5,058	263
	Lowe's Cos. Inc.	1,045	253
*	Netflix Inc.	2,340	252
*	Universal Technical Institute Inc.	10,893	251
	Genuine Parts Co.	1,917	250
*	Rush Street Interactive Inc.	12,957	239
	Wynn Resorts Ltd.	1,828	235
*	Central Garden & Pet Co.	6,825	233

U.S. Multifactor ETF
		Shares	Market Value• ($000)
*	Adtalem Global Education Inc.	2,229	206
	Standard Motor Products Inc.	5,448	205
*	Liquidity Services Inc.	6,432	193
	Rush Enterprises Inc. Class B	3,489	186
	LCI Industries	1,576	179
	Southwest Airlines Co.	4,876	170
	Carter's Inc.	5,304	169
	Thor Industries Inc.	1,289	136
	Sturm Ruger & Co. Inc.	4,452	134
*	Thryv Holdings Inc.	23,865	134
	Global Industrial Co.	4,464	128
	Acushnet Holdings Corp.	1,403	118
	Graham Holdings Co. Class B	106	117
*	YETI Holdings Inc.	2,465	102
*	Coty Inc. Class A	29,105	97
	Papa John's International Inc.	2,246	94
			82,426
Consumer Staples (5.8%)
	McKesson Corp.	4,464	3,933
	Altria Group Inc.	62,408	3,683
	CVS Health Corp.	45,165	3,629
	Kroger Co.	18,843	1,268
	Philip Morris International Inc.	7,546	1,188
	Cal-Maine Foods Inc.	13,945	1,162
	Ingles Markets Inc. Class A	12,498	961
	Albertsons Cos. Inc. Class A	51,302	940
	Sysco Corp.	12,267	935
*	Seneca Foods Corp. Class A	7,538	912
*	US Foods Holding Corp.	10,857	854
	PepsiCo Inc.	5,728	852
	Weis Markets Inc.	12,455	809
	Fresh Del Monte Produce Inc.	20,551	743
	Ingredion Inc.	6,766	728
	Archer-Daniels-Midland Co.	8,984	546
*	Performance Food Group Co.	5,184	503
	Corteva Inc.	4,522	305
	Pilgrim's Pride Corp.	6,543	249
	Universal Corp.	4,505	238
	Coca-Cola Consolidated Inc.	1,420	231
*	Chefs' Warehouse Inc.	3,657	224
	Dole plc	12,900	187
	ACCO Brands Corp.	52,659	181
	Calavo Growers Inc.	5,931	122
			25,383
Energy (4.0%)
	Weatherford International plc	21,969	1,643
	EOG Resources Inc.	11,514	1,242
	APA Corp.	49,641	1,240
	TechnipFMC plc	24,865	1,125
	Chord Energy Corp.	11,026	1,035
*	National Energy Services Reunited Corp.	63,614	887
*	PrimeEnergy Resources Corp.	4,633	851
*	Talos Energy Inc.	72,260	828
	Exxon Mobil Corp.	7,069	819
	Ovintiv Inc. (XNYS)	19,892	815
	Baker Hughes Co.	14,453	726
	Magnolia Oil & Gas Corp. Class A	27,881	645
	Riley Exploration Permian Inc.	22,952	629
	Matador Resources Co.	13,931	591
*	DNOW Inc.	40,262	562
*	Diversified Energy Co.	36,310	546
	World Kinect Corp.	20,468	474
*	Gulfport Energy Corp.	1,979	440
*	Tidewater Inc.	7,575	409
	Murphy Oil Corp.	11,479	368
*	Antero Resources Corp.	7,208	263
*	Expro Group Holdings NV	16,303	227
	Granite Ridge Resources Inc.	42,539	219
	Range Resources Corp.	5,353	211

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Peabody Energy Corp.	7,413	202
	VAALCO Energy Inc.	40,589	145
*	Matrix Service Co.	9,699	113
	Permian Resources Corp.	6,387	93
*	Oil States International Inc.	13,433	85
	California Resources Corp.	1,758	84
			17,517
Financials (22.9%)
	Wells Fargo & Co.	48,781	4,188
	Bank of New York Mellon Corp.	36,351	4,075
	Bank of America Corp.	52,229	2,802
	Goldman Sachs Group Inc.	3,350	2,767
	JPMorgan Chase & Co.	8,609	2,695
	Citigroup Inc.	19,310	2,001
	State Street Corp.	15,596	1,856
	American International Group Inc.	22,988	1,751
	Popular Inc.	15,074	1,729
	Hartford Insurance Group Inc.	11,481	1,573
	OneMain Holdings Inc.	25,072	1,555
	MGIC Investment Corp.	53,090	1,505
	Citizens Financial Group Inc.	25,869	1,400
	Northern Trust Corp.	10,350	1,359
	Affiliated Managers Group Inc.	4,868	1,309
	Old Republic International Corp.	27,445	1,265
	East West Bancorp Inc.	11,750	1,254
	Ameriprise Financial Inc.	2,741	1,249
	RenaissanceRe Holdings Ltd.	4,719	1,232
	Banc of California Inc.	66,414	1,225
	OFG Bancorp	30,829	1,225
	Morgan Stanley	7,186	1,219
	Enact Holdings Inc.	31,021	1,201
	Radian Group Inc.	33,099	1,177
	SLM Corp.	39,424	1,155
	International Bancshares Corp.	16,982	1,129
	Aflac Inc.	10,208	1,126
	Bank of NT Butterfield & Son Ltd.	24,094	1,119
	Fifth Third Bancorp	25,532	1,110
	First Horizon Corp.	47,871	1,069
	Allstate Corp.	4,973	1,059
	Axis Capital Holdings Ltd.	10,299	1,053
	CNO Financial Group Inc.	25,415	1,040
	Amalgamated Financial Corp.	33,673	988
*	SiriusPoint Ltd.	46,085	959
	Unum Group	12,223	929
	Webster Financial Corp.	15,403	918
	Pathward Financial Inc.	12,731	915
	Central Pacific Financial Corp.	30,651	912
	First Citizens BancShares Inc. Class A	481	903
	First BanCorp (XNYS)	44,824	886
	Globe Life Inc.	6,566	885
	Universal Insurance Holdings Inc.	26,481	877
	Preferred Bank	9,224	871
	1st Source Corp.	13,809	862
	Hanmi Financial Corp.	29,061	803
	Primerica Inc.	3,078	792
*	Genworth Financial Inc.	90,653	787
	Trustmark Corp.	19,868	773
	Acadian Asset Management Inc.	17,207	772
	Northrim BanCorp Inc.	31,313	769
	Willis Towers Watson plc	2,385	766
	WSFS Financial Corp.	13,674	763
	Fidelis Insurance Holdings Ltd.	39,824	758
	Cathay General Bancorp	15,476	750
	Univest Financial Corp.	22,915	729
	Provident Financial Services Inc.	36,641	703
*	NMI Holdings Inc.	17,937	684
	Northeast Bank	7,689	683
	MetLife Inc.	8,873	679
*	Markel Group Inc.	320	666

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Virtu Financial Inc. Class A	18,192	651
	Jackson Financial Inc. Class A	6,429	630
	Commerce Bancshares Inc.	11,505	620
	Mercury General Corp.	6,641	618
	BOK Financial Corp.	5,475	617
	Corebridge Financial Inc.	19,754	593
*	Texas Capital Bancshares Inc.	6,531	589
	Banco Latinoamericano de Comercio Exterior SA	12,993	583
	Enterprise Financial Services Corp.	10,661	582
	Regions Financial Corp.	22,854	582
	Lazard Inc.	11,340	573
	FirstCash Holdings Inc.	3,551	563
	Travelers Cos. Inc.	1,906	558
	Westamerica BanCorp	11,481	551
	TrustCo Bank Corp. NY	12,978	547
	Navient Corp.	43,127	535
	Employers Holdings Inc.	13,207	526
	Ameris Bancorp	6,642	503
	First Financial Corp.	8,226	480
	Equitable Holdings Inc.	10,063	470
	Heritage Financial Corp.	19,607	469
	City Holding Co.	3,853	467
	Raymond James Financial Inc.	2,972	465
	BGC Group Inc. Class A	50,871	443
	S&T Bancorp Inc.	11,050	436
	Hancock Whitney Corp.	6,974	423
	Tompkins Financial Corp.	5,887	407
	BankUnited Inc.	9,353	404
	First Merchants Corp.	10,839	399
	Interactive Brokers Group Inc. Class A	6,044	393
	Fulton Financial Corp.	20,888	379
	Assured Guaranty Ltd.	4,152	376
	SEI Investments Co.	4,600	372
	OceanFirst Financial Corp.	19,526	368
	Stellar Bancorp Inc.	11,258	356
	TriCo Bancshares	7,214	347
	WaFd Inc.	10,653	337
*	Hamilton Insurance Group Ltd. Class B	12,353	337
	Peapack-Gladstone Financial Corp.	12,061	326
	Independent Bank Corp.	9,924	324
*	Coastal Financial Corp.	2,815	313
	Bank First Corp.	2,396	299
	Southside Bancshares Inc.	9,657	283
	Capitol Federal Financial Inc.	39,092	258
	Community Trust Bancorp Inc.	4,084	227
	W R Berkley Corp.	2,881	224
	Victory Capital Holdings Inc. Class A	3,261	205
	Horace Mann Educators Corp.	4,397	201
	M&T Bank Corp.	1,059	201
	Stock Yards Bancorp Inc.	2,948	195
	CNA Financial Corp.	4,009	187
	Nicolet Bankshares Inc.	1,356	171
	Essent Group Ltd.	2,711	170
	Esquire Financial Holdings Inc.	1,504	154
	Peoples Bancorp Inc.	5,143	152
	Mercantile Bank Corp.	3,232	149
	Diamond Hill Investment Group Inc.	1,230	145
	First Hawaiian Inc.	5,009	125
	United Fire Group Inc.	3,117	114
*	Credit Acceptance Corp.	210	97
			99,323
Health Care (14.2%)
	HCA Healthcare Inc.	8,231	4,184
	Gilead Sciences Inc.	32,269	4,061
	AbbVie Inc.	16,528	3,763
	Pfizer Inc.	136,230	3,506
	Johnson & Johnson	15,331	3,172
	Bristol-Myers Squibb Co.	63,313	3,115
	Merck & Co. Inc.	22,320	2,340

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Medtronic plc	20,156	2,123
*	Incyte Corp.	15,193	1,587
	Amgen Inc.	4,226	1,460
*	Jazz Pharmaceuticals plc	8,083	1,427
	Cardinal Health Inc.	6,281	1,333
*	United Therapeutics Corp.	2,510	1,220
*	Pediatrix Medical Group Inc.	46,964	1,131
*	Exelixis Inc.	23,977	1,059
*	Amneal Pharmaceuticals Inc.	82,389	1,031
*	Solventum Corp.	11,740	1,001
*	Alkermes plc	33,766	999
*	Tactile Systems Technology Inc.	37,953	976
*	Pacira BioSciences Inc.	40,234	948
*	Aurinia Pharmaceuticals Inc.	56,692	914
*	Indivior plc	26,350	885
*	Innoviva Inc.	39,247	853
*	Harmony Biosciences Holdings Inc.	24,173	853
*	PTC Therapeutics Inc.	9,286	798
*	Supernus Pharmaceuticals Inc.	17,452	796
*	Healthcare Services Group Inc.	40,607	763
	Embecta Corp.	58,379	745
*	10X Genomics Inc. Class A	36,171	680
	Cigna Group	2,357	653
	ResMed Inc.	2,546	651
*	AngioDynamics Inc.	50,141	622
*	Enhabit Inc.	68,043	608
*,1	CorMedix Inc.	59,323	582
*	OptimizeRx Corp.	37,806	577
*	Henry Schein Inc.	7,550	563
*	Corcept Therapeutics Inc.	7,074	562
*	Halozyme Therapeutics Inc.	7,713	551
*	Bioventus Inc. Class A	60,900	462
	SIGA Technologies Inc.	75,811	459
*	Teladoc Health Inc.	56,372	428
*	Doximity Inc. Class A	8,148	419
*	ACADIA Pharmaceuticals Inc.	15,922	399
	iRadimed Corp.	4,106	383
*	AdaptHealth Corp.	39,406	381
*	LifeMD Inc.	99,446	381
*	TruBridge Inc.	17,113	376
	QIAGEN NV	7,804	373
*	Catalyst Pharmaceuticals Inc.	15,882	372
	HealthStream Inc.	14,417	363
	Humana Inc.	1,454	357
*	Akebia Therapeutics Inc.	215,263	340
*	Enovis Corp.	11,219	340
*	AMN Healthcare Services Inc.	18,710	311
*	QuidelOrtho Corp.	10,834	296
*	Elanco Animal Health Inc. (XNYS)	11,289	263
*	LivaNova plc	3,959	253
*	Myriad Genetics Inc.	32,099	245
*	Veeva Systems Inc. Class A	999	240
*	Envista Holdings Corp.	10,094	211
*,1	AirSculpt Technologies Inc.	56,320	199
*	Avanos Medical Inc.	15,365	180
*	Orthofix Medical Inc.	9,606	155
	DENTSPLY SIRONA Inc.	13,302	151
*	Organogenesis Holdings Inc.	21,734	113
*	Community Health Systems Inc.	28,347	98
*	Medpace Holdings Inc.	139	82
			61,722
Industrials (11.2%)
	American Express Co.	6,408	2,341
	GE Vernova Inc.	3,462	2,076
	PayPal Holdings Inc.	29,516	1,850
	Synchrony Financial	23,404	1,811
	Johnson Controls International plc	15,353	1,786
	Sensata Technologies Holding plc	40,143	1,287
	United Rentals Inc.	1,492	1,216

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Ryder System Inc.	6,558	1,136
	CH Robinson Worldwide Inc.	7,024	1,116
	Mastercard Inc. Class A	1,998	1,100
	Oshkosh Corp.	8,404	1,077
	General Dynamics Corp.	3,151	1,076
	AGCO Corp.	10,019	1,062
	Comfort Systems USA Inc.	1,015	992
	Primoris Services Corp.	7,774	984
	WESCO International Inc.	3,602	963
	Valmont Industries Inc.	2,302	951
	Deluxe Corp.	44,982	914
	Teekay Corp. Ltd.	92,108	894
	Myers Industries Inc.	45,978	830
	EMCOR Group Inc.	1,314	808
*	Resideo Technologies Inc.	24,094	795
	Teekay Tankers Ltd. Class A	13,366	771
	Astec Industries Inc.	16,914	749
	Ardmore Shipping Corp.	61,214	749
	Pitney Bowes Inc.	75,527	745
	Ardagh Metal Packaging SA	196,116	735
*	Generac Holdings Inc.	4,728	717
	Cognex Corp.	18,396	701
	Owens Corning	6,027	683
	International Seaways Inc.	12,637	669
*	IBEX Holdings Ltd.	19,017	669
	Genpact Ltd.	13,526	596
	Western Union Co.	66,951	589
	ADT Inc.	70,618	583
	DHT Holdings Inc.	44,633	582
*	TopBuild Corp.	1,164	527
	Vontier Corp.	13,461	488
	Preformed Line Products Co.	2,151	442
	Watts Water Technologies Inc. Class A	1,597	441
	Kelly Services Inc. Class A	49,867	431
*	Astronics Corp.	7,813	426
	Littelfuse Inc.	1,579	404
	Costamare Inc.	26,119	399
*	Euronet Worldwide Inc.	5,247	389
*	Vishay Precision Group Inc.	11,301	386
*	BrightView Holdings Inc.	29,230	369
*	Hudson Technologies Inc.	50,673	345
	Atkore Inc.	4,989	334
*	Gates Industrial Corp. plc	14,149	322
	General Electric Co.	1,036	309
	Installed Building Products Inc.	1,129	303
*	Mohawk Industries Inc.	2,574	298
	Mueller Water Products Inc. Class A	12,268	297
	3M Co.	1,653	284
*	Proto Labs Inc.	5,499	279
	Snap-on Inc.	813	276
	Napco Security Technologies Inc.	6,640	268
	Robert Half Inc.	9,540	258
*	O-I Glass Inc.	19,032	257
	Capital One Financial Corp.	1,127	247
	Brunswick Corp.	3,696	244
	Crown Holdings Inc.	2,491	241
	UniFirst Corp.	1,380	238
	Barrett Business Services Inc.	6,481	227
*	Gibraltar Industries Inc.	4,106	205
	Scorpio Tankers Inc.	3,561	204
	Ennis Inc.	11,343	198
	Kennametal Inc.	7,025	194
*	DXP Enterprises Inc.	2,045	192
*	Titan Machinery Inc.	10,308	191
	Argan Inc.	370	146
*	MYR Group Inc.	611	137
	EVERTEC Inc.	4,558	132
*	Keysight Technologies Inc.	573	113
	LSI Industries Inc.	5,472	100
	Alamo Group Inc.	583	94

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	MSC Industrial Direct Co. Inc. Class A	1,057	94
	Acuity Inc.	246	90
*	WEX Inc.	602	89
			48,511
Real Estate (0.1%)
*	Cushman & Wakefield Ltd.	22,094	370
	St. Joe Co.	3,199	193
			563
Technology (15.5%)
	Micron Technology Inc.	19,631	4,642
	Alphabet Inc. Class A	13,543	4,336
	QUALCOMM Inc.	21,626	3,635
	Lam Research Corp.	21,246	3,314
*	Intel Corp.	66,664	2,704
	Alphabet Inc. Class C	7,239	2,317
	Meta Platforms Inc. Class A	3,529	2,287
	Applied Materials Inc.	8,879	2,240
	KLA Corp.	1,536	1,806
	NVIDIA Corp.	9,609	1,701
*	Palantir Technologies Inc. Class A	10,002	1,685
*	Dropbox Inc. Class A	41,431	1,238
*	Cirrus Logic Inc.	10,106	1,216
*	Autodesk Inc.	3,991	1,211
	Dell Technologies Inc. Class C	8,647	1,153
*	Crowdstrike Holdings Inc. Class A	2,151	1,095
	Pegasystems Inc.	17,888	980
*	EverQuote Inc. Class A	36,867	973
*	Kyndryl Holdings Inc.	37,599	971
*	Rambus Inc.	9,858	942
*	Yelp Inc.	32,160	930
*	Penguin Solutions Inc.	44,430	899
*	LiveRamp Holdings Inc.	29,882	862
*	Daktronics Inc.	45,448	860
*	NetScout Systems Inc.	31,874	857
*	MaxLinear Inc.	52,863	823
*	Photronics Inc.	34,750	796
	Western Digital Corp.	4,834	790
	Match Group Inc.	23,546	784
*	Maplebear Inc.	18,258	767
	Broadcom Inc.	1,797	724
	Skyworks Solutions Inc.	10,578	698
*	Twilio Inc. Class A	5,244	680
*	Zoom Communications Inc.	7,490	636
*	Diebold Nixdorf Inc.	9,753	629
*	Cargurus Inc.	17,643	623
*	Sanmina Corp.	3,980	622
*	F5 Inc.	2,520	603
	Amdocs Ltd.	7,824	598
*	ScanSource Inc.	14,203	584
	Jabil Inc.	2,721	573
*	Domo Inc. Class B	49,397	565
*	Adobe Inc.	1,757	563
*	Pure Storage Inc. Class A	6,227	554
*	UiPath Inc. Class A	39,150	543
*	Consensus Cloud Solutions Inc.	24,559	536
	Clear Secure Inc. Class A	13,907	494
*	Diodes Inc.	10,201	471
	NetApp Inc.	4,131	461
	OneSpan Inc.	37,784	461
*	Ambarella Inc.	6,146	456
*	Yext Inc.	52,723	444
	Hewlett Packard Enterprise Co.	19,304	422
	Concentrix Corp.	11,488	416
*	DXC Technology Co.	27,992	370
*	RingCentral Inc. Class A	12,951	366
*	Docusign Inc.	4,769	331
	Adeia Inc.	26,744	331
	Red Violet Inc.	6,058	328
	Teradyne Inc.	1,662	302

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	TD SYNNEX Corp.	1,950	297
*	Kimball Electronics Inc.	10,091	292
*	IAC Inc.	7,569	265
	A10 Networks Inc.	14,947	257
*	ZoomInfo Technologies Inc.	25,202	250
	Ingram Micro Holding Corp.	11,265	241
	Amkor Technology Inc.	6,150	224
*	Arrow Electronics Inc.	1,939	209
*	Angi Inc.	18,306	209
*	Okta Inc.	2,169	174
*	Mitek Systems Inc.	15,658	139
	Avnet Inc.	2,672	127
	Climb Global Solutions Inc.	1,240	125
*	Flex Ltd.	1,590	94
			67,101
Telecommunications (4.0%)
	Cisco Systems Inc.	44,862	3,452
	AT&T Inc.	117,611	3,060
	Verizon Communications Inc.	68,630	2,821
	Millicom International Cellular SA	26,092	1,385
*	Ciena Corp.	6,772	1,383
*	ADTRAN Holdings Inc.	97,567	774
*	Extreme Networks Inc.	43,104	754
	InterDigital Inc.	1,503	538
*	Digi International Inc.	11,717	490
	IDT Corp. Class B	9,541	475
*	Roku Inc.	4,855	470
	Ubiquiti Inc.	722	421
*	NETGEAR Inc.	11,931	316
*	Harmonic Inc.	27,554	263
*	Calix Inc.	4,654	257
*	Aviat Networks Inc.	7,567	167
*	Xperi Inc.	20,178	117
			17,143
Total Common Stocks (Cost $369,225)			432,357
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 4.024% (Cost $1,659)	16,587	1,659
Total Investments (100.0%) (Cost $370,884)			434,016
Other Assets and Liabilities—Net (0.0%)			(182)
Net Assets (100%)			433,834
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $645.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $665 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	2	686	30
Micro E-mini S&P 500 Index	December 2025	10	343	6
				36

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $369,225)	432,357
Affiliated Issuers (Cost $1,659)	1,659
Total Investments in Securities	434,016
Investment in Vanguard	10
Cash Collateral Pledged—Futures Contracts	68
Receivables for Accrued Income	434
Variation Margin Receivable—Futures Contracts	51
Total Assets	434,579
Liabilities
Due to Custodian	46
Payables for Investment Securities Purchased	2
Collateral for Securities on Loan	665
Payables to Vanguard	32
Total Liabilities	745
Net Assets	433,834
1 Includes $645 of securities on loan.
At November 30, 2025, net assets consisted of:

Paid-in Capital	391,593
Total Distributable Earnings (Loss)	42,241
Net Assets	433,834

Net Assets
Applicable to 2,920,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	433,834
Net Asset Value Per Share	$148.57

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Dividends[1]	6,928
Interest[2]	30
Securities Lending—Net	2
Total Income	6,960
Expenses
The Vanguard Group—Note B
Investment Advisory Services	123
Management and Administrative	416
Marketing and Distribution	18
Custodian Fees	1
Auditing Fees	30
Shareholders’ Reports and Proxy Fees	40
Trustees’ Fees and Expenses	—
Other Expenses	16
Total Expenses	644
Net Investment Income	6,316
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	32,347
Futures Contracts	79
Realized Net Gain (Loss)	32,426
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(9,424)
Futures Contracts	4
Change in Unrealized Appreciation (Depreciation)	(9,420)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,322
1	Dividends are net of foreign withholding taxes of $35.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $26, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $33,218 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Changes in Net Assets

	Year Ended November 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,316	4,464
Realized Net Gain (Loss)	32,426	22,886
Change in Unrealized Appreciation (Depreciation)	(9,420)	49,469
Net Increase (Decrease) in Net Assets Resulting from Operations	29,322	76,819
Distributions
Total Distributions	(5,967)	(4,261)
Capital Share Transactions
Issued	180,286	113,427
Issued in Lieu of Cash Distributions	—	—
Redeemed	(102,663)	(47,225)
Net Increase (Decrease) from Capital Share Transactions	77,623	66,202
Total Increase (Decrease)	100,978	138,760
Net Assets
Beginning of Period	332,856	194,096
End of Period	433,834	332,856

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$140.74	$106.35	$105.10	$103.55	$79.93
Investment Operations
Net Investment Income[1]	2.380	2.094	2.111	2.188	1.534
Net Realized and Unrealized Gain (Loss) on Investments	7.727	34.345	1.295	1.467	23.442
Total from Investment Operations	10.107	36.439	3.406	3.655	24.976
Distributions
Dividends from Net Investment Income	(2.277)	(2.049)	(2.156)	(2.105)	(1.356)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.277)	(2.049)	(2.156)	(2.105)	(1.356)
Net Asset Value, End of Period	$148.57	$140.74	$106.35	$105.10	$103.55
Total Return	7.39%	34.57%	3.42%	3.73%	31.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$434	$333	$194	$170	$110
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%[2]	0.18%	0.18%[2]	0.18%
Ratio of Net Investment Income to Average Net Assets	1.76%	1.69%	2.07%	2.21%	1.56%
Portfolio Turnover Rate[3]	66%	50%	37%	33%	75%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Notes to Financial Statements
Vanguard U.S. Multifactor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Multifactor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $10,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	33,218
Total Distributable Earnings (Loss)	(33,218)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,221
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	63,132
Capital Loss Carryforwards	(22,112)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	42,241

U.S. Multifactor ETF
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	5,967	4,261
Long-Term Capital Gains	—	—
Total	5,967	4,261
*	Includes short-term capital gains, if any.
As of November 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	370,884
Gross Unrealized Appreciation	74,793
Gross Unrealized Depreciation	(11,661)
Net Unrealized Appreciation (Depreciation)	63,132
E.	During the year ended November 30, 2025, the fund purchased $355,905,000 of investment securities and sold $238,654,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $62,288,000 and $102,014,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2025, such purchases were $4,316,000 and sales were $8,544,000, resulting in net realized loss of $983,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2025 Shares (000)	2024 Shares (000)
Issued	1,325	925
Issued in Lieu of Cash Distributions	—	—
Redeemed	(770)	(385)
Net Increase (Decrease) in Shares Outstanding	555	540
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At November 30, 2025, one shareholder was the record or beneficial owner of 39% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

U.S. Multifactor ETF
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

U.S. Quality Factor ETF
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.6%)
	Fastenal Co.	47,742	1,929
	Avery Dennison Corp.	7,207	1,242
	Southern Copper Corp.	8,868	1,195
	Cabot Corp.	12,605	789
	CF Industries Holdings Inc.	6,850	539
*	Constellium SE	28,914	486
	Caledonia Mining Corp. plc	9,199	284
	Sylvamo Corp.	5,475	259
	Sensient Technologies Corp.	1,328	130
	Ryerson Holding Corp.	3,663	84
	Ecolab Inc.	44	12
			6,949
Consumer Discretionary (20.7%)
	Walmart Inc.	59,344	6,558
	Costco Wholesale Corp.	6,231	5,693
	NIKE Inc. Class B	86,944	5,619
	TJX Cos. Inc.	33,434	5,079
*	Airbnb Inc. Class A	41,510	4,856
*	Netflix Inc.	39,170	4,214
	Target Corp.	30,457	2,760
	Ralph Lauren Corp.	6,319	2,321
*	Ulta Beauty Inc.	3,753	2,022
*	Mattel Inc.	89,203	1,884
	Best Buy Co. Inc.	23,229	1,842
*	Abercrombie & Fitch Co. Class A	18,543	1,815
*	Spotify Technology SA	2,836	1,698
	Expedia Group Inc.	6,570	1,680
	Williams-Sonoma Inc.	9,188	1,654
	Rollins Inc.	26,435	1,625
*	Chewy Inc. Class A	44,439	1,545
*	Deckers Outdoor Corp.	15,684	1,381
*	BJ's Wholesale Club Holdings Inc.	14,601	1,303
	Dick's Sporting Goods Inc.	6,104	1,261
*	Arhaus Inc.	114,431	1,183
*	Lululemon Athletica Inc.	6,361	1,172
	Pool Corp.	4,783	1,165
*	SharkNinja Inc.	11,263	1,099
*	Grand Canyon Education Inc.	6,358	1,003
	eBay Inc.	11,962	990
	New York Times Co. Class A	15,199	980
*	Take-Two Interactive Software Inc.	3,956	974
*	Rush Street Interactive Inc.	52,249	964
*	DraftKings Inc. Class A	27,005	896
	Genuine Parts Co.	6,838	892
*	Lyft Inc. Class A	40,774	858
	John Wiley & Sons Inc. Class A	23,371	850
*	Coupang Inc.	29,658	835
	Interface Inc.	25,793	720
*	SiteOne Landscape Supply Inc.	5,350	718
	Macy's Inc.	30,500	682
	Rush Enterprises Inc. Class A	12,798	666
*	NVR Inc.	86	646
	LCI Industries	5,326	605
*	Sonos Inc.	31,456	584
*	QuinStreet Inc.	38,432	537
	Buckle Inc.	9,158	517
	Carter's Inc.	16,164	516
	Haverty Furniture Cos. Inc.	21,065	501
*	Revolve Group Inc.	20,490	495

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	American Public Education Inc.	13,808	481
	Monarch Casino & Resort Inc.	4,814	465
*	Five Below Inc.	2,754	454
*	Universal Technical Institute Inc.	19,218	442
	La-Z-Boy Inc.	11,001	428
*	Sun Country Airlines Holdings Inc.	30,914	424
	Perdoceo Education Corp.	14,883	416
*	National Vision Holdings Inc.	14,216	410
*	Zumiez Inc.	15,535	404
*	XPEL Inc.	8,594	399
*	Stitch Fix Inc. Class A	90,671	385
*	Liquidity Services Inc.	12,408	373
*	G-III Apparel Group Ltd.	12,753	372
	PriceSmart Inc.	3,024	372
	Ethan Allen Interiors Inc.	15,457	365
	HNI Corp.	8,646	359
*	Helen of Troy Ltd.	18,795	356
*	Thryv Holdings Inc.	61,843	348
	Interparfums Inc.	4,204	342
	Columbia Sportswear Co.	6,111	328
	Matthews International Corp. Class A	10,926	268
*	Strattec Security Corp.	3,562	267
*	Coty Inc. Class A	79,013	262
	Ross Stores Inc.	1,285	227
	MillerKnoll Inc.	13,080	207
*	Central Garden & Pet Co. Class A	6,615	205
*	ThredUP Inc. Class A	26,787	201
	Sturm Ruger & Co. Inc.	6,489	195
	Global Industrial Co.	6,731	193
*	Udemy Inc.	36,323	185
	BorgWarner Inc. (XNYS)	4,138	178
*	Adtalem Global Education Inc.	1,826	169
	American Eagle Outfitters Inc.	7,497	153
*	Gentherm Inc.	4,120	147
*	Genesco Inc.	3,843	138
*	MasterCraft Boat Holdings Inc.	7,308	135
	CuriosityStream Inc.	27,358	132
	Super Group SGHC Ltd.	6,754	73
			89,116
Consumer Staples (5.4%)
	PepsiCo Inc.	47,606	7,081
	Procter & Gamble Co.	28,116	4,166
	Kimberly-Clark Corp.	20,506	2,238
	Coca-Cola Consolidated Inc.	11,365	1,852
	Hershey Co.	9,189	1,728
*	US Foods Holding Corp.	14,836	1,167
*	Celsius Holdings Inc.	24,809	1,016
	Cal-Maine Foods Inc.	7,291	607
*	Boston Beer Co. Inc. Class A	3,100	604
	WD-40 Co.	2,709	530
	Nu Skin Enterprises Inc. Class A	44,501	440
*	National Beverage Corp.	12,146	414
	Ingles Markets Inc. Class A	4,565	351
*	Vita Coco Co. Inc.	4,533	242
	Calavo Growers Inc.	11,457	235
	J & J Snack Foods Corp.	2,113	195
	Oil-Dri Corp. of America	2,646	144
*	Zevia PBC Class A	41,013	110
*	Guardian Pharmacy Services Inc. Class A	2,726	80
	Casey's General Stores Inc.	21	12
			23,212
Energy (1.7%)
	Weatherford International plc	25,865	1,935
	TechnipFMC plc	30,118	1,363
	EOG Resources Inc.	11,669	1,258
*	ProPetro Holding Corp.	75,156	719
	Patterson-UTI Energy Inc.	99,356	577
*	Oceaneering International Inc.	23,597	576
	Magnolia Oil & Gas Corp. Class A	12,067	279

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	TETRA Technologies Inc.	23,748	185
*	Talos Energy Inc.	12,630	145
	Cactus Inc. Class A	3,175	136
			7,173
Financials (14.3%)
	Bank of New York Mellon Corp.	37,785	4,236
	Wells Fargo & Co.	38,436	3,300
	Ameriprise Financial Inc.	6,150	2,803
	State Street Corp.	22,556	2,685
	Northern Trust Corp.	18,842	2,475
	Globe Life Inc.	14,081	1,897
	RenaissanceRe Holdings Ltd.	6,525	1,704
	Equitable Holdings Inc.	36,160	1,688
	First Citizens BancShares Inc. Class A	849	1,594
	Primerica Inc.	5,942	1,529
	Hartford Insurance Group Inc.	9,561	1,310
	WSFS Financial Corp.	22,141	1,236
	OFG Bancorp	25,719	1,022
	SEI Investments Co.	12,607	1,019
	Popular Inc.	8,665	994
	Cboe Global Markets Inc.	3,779	976
	Willis Towers Watson plc	2,891	928
	Bank of NT Butterfield & Son Ltd.	19,525	907
	Pathward Financial Inc.	11,762	846
	Broadridge Financial Solutions Inc.	3,482	794
	Commerce Bancshares Inc.	14,191	765
	Banc of California Inc.	41,340	762
	Amalgamated Financial Corp.	24,823	729
	Metropolitan Bank Holding Corp.	9,406	702
	Bread Financial Holdings Inc.	10,338	700
	City Holding Co.	5,707	692
	CNO Financial Group Inc.	16,510	676
	Westamerica BanCorp	13,422	644
	MarketAxess Holdings Inc.	3,922	643
*	NMI Holdings Inc.	16,581	633
	Enterprise Financial Services Corp.	11,404	623
	Unum Group	8,180	621
	First BanCorp (XNYS)	31,370	620
	BOK Financial Corp.	5,496	619
*	Bancorp Inc.	9,641	618
	Central Pacific Financial Corp.	20,721	616
	Northeast Bank	6,886	612
*	Axos Financial Inc.	7,261	597
	WaFd Inc.	18,501	586
	First Horizon Corp.	24,242	542
	Independent Bank Corp.	16,558	541
	Fulton Financial Corp.	28,696	521
	Bank of Hawaii Corp.	7,904	518
	Universal Insurance Holdings Inc.	15,325	508
	First Hawaiian Inc.	19,693	491
	Cathay General Bancorp	9,950	482
	Park National Corp.	3,097	476
	Preferred Bank	4,977	470
	Diamond Hill Investment Group Inc.	3,823	451
*	Texas Capital Bancshares Inc.	4,858	438
	Hanmi Financial Corp.	15,432	426
	CVB Financial Corp.	21,055	414
*	SiriusPoint Ltd.	19,090	397
	Axis Capital Holdings Ltd.	3,853	394
	Banner Corp.	6,216	390
	Raymond James Financial Inc.	2,486	389
	East West Bancorp Inc.	3,602	384
	Trustmark Corp.	9,756	379
	Amerant Bancorp Inc.	19,831	373
	Provident Financial Services Inc.	18,903	363
	Community Financial System Inc.	6,229	354
	Artisan Partners Asset Management Inc. Class A	8,091	336
	Tompkins Financial Corp.	4,713	326
	Kemper Corp.	7,592	309

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	AMERISAFE Inc.	7,463	304
	TriCo Bancshares	6,308	303
	Mercury General Corp.	3,154	294
	Enact Holdings Inc.	7,463	289
	Univest Financial Corp.	8,274	263
	MGIC Investment Corp.	8,643	245
	Great Southern Bancorp Inc.	4,008	241
	Northrim BanCorp Inc.	9,635	237
*	Heritage Insurance Holdings Inc.	8,036	233
	Employers Holdings Inc.	5,727	228
	Southern Missouri Bancorp Inc.	3,717	209
	Merchants Bancorp	5,573	182
	Southside Bancshares Inc.	5,835	171
	Investors Title Co.	611	170
	Midland States Bancorp Inc.	9,135	148
	NB Bancorp Inc.	7,020	137
	Orrstown Financial Services Inc.	2,772	99
	Tiptree Inc.	5,103	96
	American Coastal Insurance Corp.	8,061	96
	Lakeland Financial Corp.	1,638	95
	M&T Bank Corp.	482	92
	OceanFirst Financial Corp.	4,711	89
	American International Group Inc.	1,118	85
	MetLife Inc.	1,097	84
			61,463
Health Care (13.0%)
	Merck & Co. Inc.	69,437	7,279
	Gilead Sciences Inc.	54,675	6,880
	Zoetis Inc.	53,637	6,875
	Eli Lilly & Co.	5,725	6,157
*	IDEXX Laboratories Inc.	3,705	2,790
*	Illumina Inc.	16,548	2,175
*	Incyte Corp.	20,380	2,129
*	Alkermes plc	60,830	1,799
*	Dexcom Inc.	22,483	1,427
*	Medpace Holdings Inc.	2,287	1,355
*	Penumbra Inc.	4,401	1,290
	Chemed Corp.	2,871	1,261
*	ACADIA Pharmaceuticals Inc.	48,645	1,218
*	Corcept Therapeutics Inc.	14,906	1,184
*	CorVel Corp.	14,485	1,060
*	Lantheus Holdings Inc.	17,983	1,059
*	Waters Corp.	2,452	989
*	Tactile Systems Technology Inc.	25,911	666
*	Insulet Corp.	1,819	595
*	Align Technology Inc.	4,009	590
*	Myriad Genetics Inc.	72,780	555
*	MiMedx Group Inc.	74,702	514
*	AMN Healthcare Services Inc.	30,382	506
*	Teladoc Health Inc.	60,208	457
*	Madrigal Pharmaceuticals Inc.	756	451
*	Innoviva Inc.	18,852	410
*	Harmony Biosciences Holdings Inc.	11,539	407
	SIGA Technologies Inc.	65,140	395
	HealthStream Inc.	15,170	382
*	Catalyst Pharmaceuticals Inc.	13,508	316
*	Avanos Medical Inc.	25,257	297
*	Orthofix Medical Inc.	18,098	291
*	Pediatrix Medical Group Inc.	12,035	290
*	Niagen Bioscience Inc.	41,069	278
	DENTSPLY SIRONA Inc.	23,112	262
*	Enhabit Inc.	24,817	222
*	Aurinia Pharmaceuticals Inc.	13,599	219
*	Pacira BioSciences Inc.	7,883	186
*	Healthcare Services Group Inc.	7,749	146
	iRadimed Corp.	1,139	106
*	Enovis Corp.	3,339	101
	Bio-Techne Corp.	1,509	97

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	AdaptHealth Corp.	9,828	95
			55,761
Industrials (23.1%)
	PayPal Holdings Inc.	97,923	6,139
	American Express Co.	16,605	6,065
	Trane Technologies plc	13,366	5,633
	Cintas Corp.	28,824	5,362
	Accenture plc Class A	18,840	4,710
	Visa Inc. Class A	13,393	4,479
	3M Co.	21,137	3,637
	CH Robinson Worldwide Inc.	16,377	2,602
	Caterpillar Inc.	4,207	2,422
	Donaldson Co. Inc.	24,068	2,164
	FedEx Corp.	7,739	2,133
	Landstar System Inc.	15,369	2,011
	Valmont Industries Inc.	4,805	1,984
	Comfort Systems USA Inc.	1,865	1,822
	Synchrony Financial	21,924	1,696
	Toro Co.	23,626	1,648
	RPM International Inc.	14,855	1,593
	MSC Industrial Direct Co. Inc. Class A	17,574	1,563
	WW Grainger Inc.	1,634	1,550
	Robert Half Inc.	56,826	1,537
	Veralto Corp.	14,742	1,492
*	Builders FirstSource Inc.	11,704	1,313
	EMCOR Group Inc.	2,110	1,298
*	ExlService Holdings Inc.	32,315	1,284
	A O Smith Corp.	19,068	1,258
	Ferguson Enterprises Inc.	4,917	1,237
*	James Hardie Industries plc	61,908	1,224
	Lincoln Electric Holdings Inc.	5,043	1,207
	Carlisle Cos. Inc.	3,775	1,201
	Applied Industrial Technologies Inc.	4,613	1,194
	Rockwell Automation Inc.	2,928	1,159
	Owens Corning	9,754	1,104
	PPG Industries Inc.	10,772	1,078
	Genpact Ltd.	22,449	989
	Armstrong World Industries Inc.	4,394	834
	Equifax Inc.	3,787	804
	Jack Henry & Associates Inc.	4,388	766
	Cummins Inc.	1,536	765
	Fortune Brands Innovations Inc.	14,570	752
*	Generac Holdings Inc.	4,924	747
	Teekay Corp. Ltd.	72,366	703
*	Donnelley Financial Solutions Inc.	13,954	685
*	Legalzoom.com Inc.	73,245	683
*	Payoneer Global Inc.	115,521	668
*	Proto Labs Inc.	13,075	664
	TriNet Group Inc.	10,847	636
	Allison Transmission Holdings Inc.	7,090	629
	Watsco Inc.	1,764	611
	Lennox International Inc.	1,210	604
	Napco Security Technologies Inc.	13,680	553
	Kforce Inc.	18,370	540
	ICF International Inc.	6,636	518
	Enerpac Tool Group Corp.	13,654	517
	AGCO Corp.	4,814	510
	Barrett Business Services Inc.	14,248	500
	Atkore Inc.	7,402	496
*	Blue Bird Corp.	9,004	470
	JB Hunt Transport Services Inc.	2,702	470
*	Zebra Technologies Corp. Class A	1,854	469
*	Core & Main Inc. Class A	9,241	447
	Mesa Laboratories Inc.	5,153	413
*	Huron Consulting Group Inc.	2,232	367
	CRA International Inc.	2,040	360
*	Energy Recovery Inc.	20,979	303
	Simpson Manufacturing Co. Inc.	1,701	285
*	Keysight Technologies Inc.	1,358	269

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Brunswick Corp.	4,011	265
	Cass Information Systems Inc.	5,985	251
	Kelly Services Inc. Class A	28,908	250
	Crane Co.	1,330	244
*	StoneCo. Ltd. Class A	13,860	233
	Gorman-Rupp Co.	4,906	228
	Myers Industries Inc.	11,403	206
*	IBEX Holdings Ltd.	5,626	198
*	Upwork Inc.	9,828	194
	Kennametal Inc.	6,944	192
	Jacobs Solutions Inc.	1,398	188
	Apogee Enterprises Inc.	4,914	179
*	Astronics Corp.	2,848	155
*	Aspen Aerogels Inc.	47,144	152
	Hyster-Yale Inc.	5,159	150
*	Janus International Group Inc.	22,365	139
	Acuity Inc.	352	129
*	Willdan Group Inc.	1,243	125
	Expeditors International of Washington Inc.	802	118
	Watts Water Technologies Inc. Class A	322	89
	WESCO International Inc.	55	15
	Hubbell Inc.	25	11
			99,537
Technology (19.1%)
*	Adobe Inc.	22,756	7,285
	Apple Inc.	26,058	7,266
	Lam Research Corp.	45,533	7,103
*	Autodesk Inc.	23,074	6,999
*	Fortinet Inc.	85,248	6,916
	KLA Corp.	5,603	6,586
	QUALCOMM Inc.	37,625	6,324
	NVIDIA Corp.	19,074	3,376
*	Gartner Inc.	8,262	1,923
	NetApp Inc.	15,902	1,774
	Vertiv Holdings Co. Class A	9,336	1,678
	Pegasystems Inc.	28,756	1,575
*	Qualys Inc.	9,841	1,386
*	Kyndryl Holdings Inc.	50,568	1,306
*	Appfolio Inc. Class A	5,502	1,256
*	Pure Storage Inc. Class A	13,027	1,159
	Cognizant Technology Solutions Corp. Class A	13,419	1,043
*	Cirrus Logic Inc.	8,439	1,016
*	Atlassian Corp. Ltd. Class A	6,650	994
*	Commvault Systems Inc.	7,848	969
*	Maplebear Inc.	21,205	891
	Paycom Software Inc.	5,368	865
*	PTC Inc.	4,352	763
*	Teradata Corp.	25,257	723
	Hackett Group Inc.	36,270	670
*	Cargurus Inc.	18,528	654
*	Docusign Inc.	9,271	643
	A10 Networks Inc.	33,028	569
*	Viant Technology Inc. Class A	49,701	527
*	Lattice Semiconductor Corp.	7,260	510
*	Elastic NV	7,232	510
	Western Digital Corp.	3,005	491
	OneSpan Inc.	39,642	484
	Leidos Holdings Inc.	2,438	466
*	Daktronics Inc.	23,242	440
*	DXC Technology Co.	32,387	427
	Clear Secure Inc. Class A	12,033	427
*	Bumble Inc. Class A	120,005	426
*	EverQuote Inc. Class A	16,054	424
*	Yelp Inc.	14,597	422
	CDW Corp.	2,789	402
*	Angi Inc.	32,490	371
*	F5 Inc.	1,511	361
*	Yext Inc.	34,335	289
*	Agilysys Inc.	2,247	276

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Adeia Inc.	19,527	242
	Red Violet Inc.	3,591	195
*	LiveRamp Holdings Inc.	6,552	189
*	SkyWater Technology Inc.	10,710	165
*	ON Semiconductor Corp.	2,956	149
*	Mitek Systems Inc.	13,167	117
	Climb Global Solutions Inc.	1,008	102
*	Vertex Inc. Class A	4,826	95
*	Rambus Inc.	911	87
	Jabil Inc.	58	12
			82,318
Telecommunications (0.8%)
*	Extreme Networks Inc.	38,520	674
	IDT Corp. Class B	10,911	543
*	BK Technologies Corp.	7,840	502
*	Harmonic Inc.	48,882	467
*	Calix Inc.	8,214	454
*	Roku Inc.	3,940	381
*	Digi International Inc.	5,464	229
*	Xperi Inc.	24,444	142
	Spok Holdings Inc.	8,379	111
*	Ribbon Communications Inc.	30,870	88
			3,591
Total Common Stocks (Cost $389,538)			429,120
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 4.024% (Cost $657)	6,568	657
Total Investments (99.9%) (Cost $390,195)			429,777
Other Assets and Liabilities—Net (0.1%)			486
Net Assets (100%)			430,263
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	1	343	5
Micro E-mini S&P 500 Index	December 2025	14	480	13
				18

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $389,538)	429,120
Affiliated Issuers (Cost $657)	657
Total Investments in Securities	429,777
Investment in Vanguard	10
Cash Collateral Pledged—Futures Contracts	55
Receivables for Accrued Income	440
Variation Margin Receivable—Futures Contracts	17
Total Assets	430,299
Liabilities
Due to Custodian	11
Payables for Investment Securities Purchased	2
Payables to Vanguard	23
Total Liabilities	36
Net Assets	430,263
At November 30, 2025, net assets consisted of:

Paid-in Capital	412,897
Total Distributable Earnings (Loss)	17,366
Net Assets	430,263

Net Assets
Applicable to 2,825,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	430,263
Net Asset Value Per Share	$152.31

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Dividends[1]	5,762
Interest[2]	39
Securities Lending—Net	—
Total Income	5,801
Expenses
The Vanguard Group—Note B
Investment Advisory Services	136
Management and Administrative	278
Marketing and Distribution	20
Custodian Fees	—
Auditing Fees	30
Shareholders’ Reports and Proxy Fees	44
Trustees’ Fees and Expenses	—
Other Expenses	16
Total Expenses	524
Net Investment Income	5,277
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	47,366
Futures Contracts	38
Realized Net Gain (Loss)	47,404
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(40,236)
Futures Contracts	(22)
Change in Unrealized Appreciation (Depreciation)	(40,258)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,423
1	Dividends are net of foreign withholding taxes of $13.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $36, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $49,130 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Changes in Net Assets

	Year Ended November 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,277	4,550
Realized Net Gain (Loss)	47,404	14,646
Change in Unrealized Appreciation (Depreciation)	(40,258)	61,481
Net Increase (Decrease) in Net Assets Resulting from Operations	12,423	80,677
Distributions
Total Distributions	(5,182)	(4,552)
Capital Share Transactions
Issued	206,846	144,810
Issued in Lieu of Cash Distributions	—	—
Redeemed	(222,034)	(26,451)
Net Increase (Decrease) from Capital Share Transactions	(15,188)	118,359
Total Increase (Decrease)	(7,947)	194,484
Net Assets
Beginning of Period	438,210	243,726
End of Period	430,263	438,210

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$149.05	$117.74	$111.98	$122.20	$94.79
Investment Operations
Net Investment Income[1]	1.872	1.809	1.818	1.562	1.403
Net Realized and Unrealized Gain (Loss) on Investments	3.217	31.358	5.667	(10.356)	27.292
Total from Investment Operations	5.089	33.167	7.485	(8.794)	28.695
Distributions
Dividends from Net Investment Income	(1.829)	(1.857)	(1.725)	(1.426)	(1.285)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.829)	(1.857)	(1.725)	(1.426)	(1.285)
Net Asset Value, End of Period	$152.31	$149.05	$117.74	$111.98	$122.20
Total Return	3.51%	28.35%	6.84%	-7.15%	30.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$430	$438	$244	$206	$144
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[2]	0.13%[2]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.34%	1.64%	1.43%	1.21%
Portfolio Turnover Rate[3]	41%	44%	55%	49%	56%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Notes to Financial Statements
Vanguard U.S. Quality Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Quality Factor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $10,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	49,130
Total Distributable Earnings (Loss)	(49,130)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	849
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	39,582
Capital Loss Carryforwards	(23,065)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	17,366

U.S. Quality Factor ETF
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	5,182	4,552
Long-Term Capital Gains	—	—
Total	5,182	4,552
*	Includes short-term capital gains, if any.
As of November 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	390,195
Gross Unrealized Appreciation	62,690
Gross Unrealized Depreciation	(23,108)
Net Unrealized Appreciation (Depreciation)	39,582
E.	During the year ended November 30, 2025, the fund purchased $183,760,000 of investment securities and sold $166,072,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $173,411,000 and $205,997,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2025, such purchases were $1,440,000 and sales were $4,722,000, resulting in net realized loss of $915,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2025 Shares (000)	2024 Shares (000)
Issued	1,415	1,070
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,530)	(200)
Net Increase (Decrease) in Shares Outstanding	(115)	870
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At November 30, 2025, one shareholder was the record or beneficial owner of 53% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

U.S. Quality Factor ETF
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

U.S. Value Factor ETF
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (4.4%)
	Newmont Corp. (XNYS)	39,681	3,600
	Commercial Metals Co.	29,692	1,894
	Celanese Corp.	39,004	1,624
	Alcoa Corp.	38,621	1,612
	FMC Corp.	109,670	1,567
	Eastman Chemical Co.	23,203	1,440
	Freeport-McMoRan Inc.	32,799	1,410
	Mosaic Co.	56,548	1,385
	Mativ Holdings Inc.	108,351	1,353
	Cabot Corp.	20,384	1,275
	Koppers Holdings Inc.	40,998	1,216
	Nucor Corp.	7,383	1,177
	Ashland Inc.	21,550	1,140
*	Magnera Corp.	79,723	1,129
	Timken Co.	13,454	1,095
	CF Industries Holdings Inc.	13,769	1,084
	Orion SA	188,783	959
	International Flavors & Fragrances Inc.	13,703	952
	Sylvamo Corp.	19,184	909
*	Constellium SE	52,671	885
	Chemours Co.	56,804	727
	AdvanSix Inc.	39,812	613
	Minerals Technologies Inc.	8,198	481
	UFP Industries Inc.	5,041	469
	Tronox Holdings plc	111,829	463
	Stepan Co.	8,734	396
	Ferroglobe plc	78,527	348
	Huntsman Corp.	30,487	318
	Reliance Inc.	1,102	308
*	Clearwater Paper Corp.	11,608	211
	International Paper Co.	3,777	149
	Scotts Miracle-Gro Co.	2,615	148
			32,337
Consumer Discretionary (16.4%)
	General Motors Co.	84,276	6,196
	Walt Disney Co.	37,124	3,878
*	United Airlines Holdings Inc.	26,344	2,686
	BorgWarner Inc. (XNYS)	61,037	2,628
*	Aptiv plc	28,421	2,204
*	Abercrombie & Fitch Co. Class A	21,948	2,148
	Lowe's Cos. Inc.	8,750	2,122
	Lear Corp.	19,513	2,095
	Travel & Leisure Co.	29,274	2,008
*	CarMax Inc.	48,308	1,868
*	Taylor Morrison Home Corp.	28,685	1,798
	Gap Inc.	62,100	1,681
	LKQ Corp.	56,186	1,668
	Ford Motor Co.	119,612	1,588
*	Genesco Inc.	43,118	1,546
	Playtika Holding Corp.	379,146	1,536
	Delta Air Lines Inc.	23,707	1,520
	Bath & Body Works Inc.	85,833	1,494
*	MGM Resorts International	42,004	1,482
	Lithia Motors Inc.	4,566	1,456
	Nexstar Media Group Inc.	7,429	1,427
*	Norwegian Cruise Line Holdings Ltd.	77,027	1,422
	Boyd Gaming Corp.	16,907	1,408
*	Alaska Air Group Inc.	32,438	1,390
	La-Z-Boy Inc.	34,886	1,358

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Mattel Inc.	64,118	1,354
*	Victoria's Secret & Co.	32,001	1,323
*	Asbury Automotive Group Inc.	5,682	1,321
	Century Communities Inc.	19,790	1,292
*	AMC Networks Inc. Class A	141,680	1,264
	Group 1 Automotive Inc.	3,070	1,231
*	SkyWest Inc.	12,063	1,225
	Macy's Inc.	54,639	1,222
*	G-III Apparel Group Ltd.	41,851	1,220
	PVH Corp.	13,783	1,168
*	Sun Country Airlines Holdings Inc.	84,995	1,164
*	Adient plc	59,523	1,158
*	Central Garden & Pet Co. Class A	36,693	1,135
*	Topgolf Callaway Brands Corp.	87,254	1,124
	DR Horton Inc.	7,071	1,124
	Leggett & Platt Inc.	109,240	1,121
	Carter's Inc.	34,500	1,101
	Dollar General Corp.	10,027	1,098
	Gray Media Inc.	221,859	1,092
*	Coty Inc. Class A	326,084	1,083
	Marriott Vacations Worldwide Corp.	19,640	1,072
	Standard Motor Products Inc.	28,402	1,066
	Newell Brands Inc.	290,211	1,059
*	Udemy Inc.	205,907	1,046
*	Caesars Entertainment Inc.	44,870	1,044
	Phinia Inc.	18,934	1,024
*	Stride Inc.	16,057	1,020
	A-Mark Precious Metals Inc.	35,360	1,015
*	Capri Holdings Ltd.	39,105	992
	Haverty Furniture Cos. Inc.	41,344	984
*	Fox Factory Holding Corp.	65,590	970
*	AutoNation Inc.	4,502	951
	Scholastic Corp.	31,135	920
*	Zumiez Inc.	34,985	910
	MillerKnoll Inc.	56,474	894
	Best Buy Co. Inc.	10,857	861
*	Petco Health & Wellness Co. Inc.	267,689	857
*	Sally Beauty Holdings Inc.	53,404	847
	Bloomin' Brands Inc.	118,224	839
	Southwest Airlines Co.	23,978	835
*	KinderCare Learning Cos. Inc.	207,481	826
*	Tri Pointe Homes Inc.	23,738	810
*	M/I Homes Inc.	5,833	803
	KB Home	12,416	799
	Upbound Group Inc.	43,981	788
	Royal Caribbean Cruises Ltd.	2,942	783
	Sonic Automotive Inc. Class A	11,923	752
	Ethan Allen Interiors Inc.	31,107	735
	Movado Group Inc.	35,065	734
*	Lyft Inc. Class A	34,142	718
	Target Corp.	7,533	683
	Camping World Holdings Inc. Class A	60,905	682
*	Sabre Corp.	401,551	646
	Dick's Sporting Goods Inc.	3,121	645
	H&R Block Inc.	15,118	637
	John Wiley & Sons Inc. Class A	16,785	610
*	Gentherm Inc.	16,695	596
*	Penn Entertainment Inc.	40,177	596
	Sinclair Inc.	33,548	529
	Strategic Education Inc.	6,442	503
*	Mister Car Wash Inc.	93,327	498
*	USA TODAY Co. Inc.	98,688	494
*	Corsair Gaming Inc.	74,928	489
	Harley-Davidson Inc.	19,516	478
*	Thryv Holdings Inc.	84,705	477
*	Driven Brands Holdings Inc.	31,622	462
*	El Pollo Loco Holdings Inc.	41,682	455
*	Beazer Homes USA Inc.	18,500	423
*	Cars.com Inc.	35,450	411
*	Etsy Inc.	7,452	404

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Helen of Troy Ltd.	21,251	403
	Toll Brothers Inc.	2,783	389
	Booking Holdings Inc.	77	378
*	European Wax Center Inc. Class A	96,713	374
	Fox Corp. Class B	6,145	358
*	Adtalem Global Education Inc.	3,777	350
*	MarineMax Inc.	14,067	329
	PulteGroup Inc.	2,395	305
	LCI Industries	2,605	296
	American Eagle Outfitters Inc.	13,675	279
	JAKKS Pacific Inc.	15,223	250
*	Citi Trends Inc.	5,243	237
*	Warner Bros Discovery Inc.	9,728	233
*	Lululemon Athletica Inc.	1,235	227
*	LGI Homes Inc.	4,110	214
	PROG Holdings Inc.	7,144	206
	Marcus Corp.	12,911	203
*	Stitch Fix Inc. Class A	45,003	191
	Penske Automotive Group Inc.	1,160	188
	Dine Brands Global Inc.	5,827	182
*	Funko Inc. Class A	56,943	180
	Gentex Corp.	7,871	180
*	Dollar Tree Inc.	1,614	179
*	Strattec Security Corp.	2,393	179
*	Cooper-Standard Holdings Inc.	4,875	152
	Matthews International Corp. Class A	5,952	146
	Expedia Group Inc.	565	144
	Garrett Motion Inc.	8,691	144
	HNI Corp.	3,468	144
*	Coursera Inc.	17,232	137
			119,276
Consumer Staples (7.0%)
	CVS Health Corp.	63,957	5,140
	Altria Group Inc.	72,684	4,289
	PepsiCo Inc.	14,319	2,130
	Kroger Co.	31,463	2,117
	Molson Coors Beverage Co. Class B	40,501	1,884
*	Post Holdings Inc.	16,470	1,713
	Conagra Brands Inc.	95,521	1,705
	Kraft Heinz Co.	64,672	1,650
	Ingles Markets Inc. Class A	19,862	1,528
	Flowers Foods Inc.	141,115	1,514
*	Herbalife Ltd.	116,164	1,479
*	Darling Ingredients Inc.	38,433	1,407
	McKesson Corp.	1,586	1,397
	Ingredion Inc.	12,862	1,383
	Dole plc	92,334	1,337
	Andersons Inc.	25,796	1,328
	Seaboard Corp.	281	1,315
	Tyson Foods Inc. Class A	21,508	1,249
	Archer-Daniels-Midland Co.	20,000	1,215
	Mondelez International Inc. Class A	19,847	1,143
	J M Smucker Co.	10,459	1,090
	Edgewell Personal Care Co.	60,242	1,076
*	United Natural Foods Inc.	27,003	1,007
	Nu Skin Enterprises Inc. Class A	98,819	977
*	USANA Health Sciences Inc.	45,046	894
	Cal-Maine Foods Inc.	10,702	892
	MGP Ingredients Inc.	38,829	886
	Spectrum Brands Holdings Inc.	14,866	882
	Weis Markets Inc.	13,560	881
	Fresh Del Monte Produce Inc.	22,857	826
	Universal Corp.	11,615	613
*	Seneca Foods Corp. Class A	4,726	572
	Utz Brands Inc.	56,660	549
*	Hain Celestial Group Inc.	488,515	537
	Constellation Brands Inc. Class A	3,569	487
	ACCO Brands Corp.	140,435	483
	Primo Brands Corp.	30,041	471

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Bunge Global SA	3,415	328
	General Mills Inc.	6,753	320
	Keurig Dr Pepper Inc.	8,764	244
*	Sprouts Farmers Market Inc.	1,742	146
			51,084
Energy (9.3%)
	EOG Resources Inc.	47,763	5,151
	ConocoPhillips	54,516	4,835
	Exxon Mobil Corp.	41,519	4,813
	Phillips 66	32,353	4,431
	Chevron Corp.	29,279	4,425
	SLB Ltd.	108,397	3,928
	ONEOK Inc.	53,643	3,906
	Marathon Petroleum Corp.	19,455	3,769
	Diamondback Energy Inc.	14,484	2,210
	Ovintiv Inc. (XNYS)	46,261	1,895
	Coterra Energy Inc.	65,174	1,749
	Halliburton Co.	64,576	1,693
	Weatherford International plc	22,329	1,670
	NOV Inc.	100,211	1,539
	Permian Resources Corp.	102,826	1,490
	Matador Resources Co.	34,502	1,463
	Devon Energy Corp.	38,570	1,429
*	Antero Resources Corp.	34,719	1,265
	Valero Energy Corp.	6,594	1,165
*	Expro Group Holdings NV	81,291	1,134
	Kinder Morgan Inc.	40,919	1,118
	Expand Energy Corp.	9,166	1,118
*	Oil States International Inc.	176,033	1,109
	Crescent Energy Co. Class A	111,014	1,047
*	Talos Energy Inc.	83,208	954
	EQT Corp.	15,425	939
	Range Resources Corp.	22,594	892
	SandRidge Energy Inc.	52,348	740
*	Bristow Group Inc.	18,976	712
	HF Sinclair Corp.	12,987	687
	Helmerich & Payne Inc.	24,483	683
	World Kinect Corp.	24,703	573
*	Gulfport Energy Corp.	2,493	555
*	Diversified Energy Co.	27,762	417
	Patterson-UTI Energy Inc.	56,257	327
	Cheniere Energy Inc.	1,260	263
	Granite Ridge Resources Inc.	51,038	263
	SunCoke Energy Inc.	38,713	252
*	Enphase Energy Inc.	8,600	248
*	Helix Energy Solutions Group Inc.	32,695	218
	VAALCO Energy Inc.	52,960	190
			67,265
Financials (24.3%)
	US Bancorp	120,003	5,886
	Truist Financial Corp.	119,708	5,566
	Chubb Ltd.	15,095	4,471
	Travelers Cos. Inc.	12,433	3,641
	Aflac Inc.	32,218	3,554
	Wells Fargo & Co.	39,440	3,386
	PNC Financial Services Group Inc.	17,038	3,249
	Webster Financial Corp.	49,850	2,971
	American International Group Inc.	37,299	2,841
	Jackson Financial Inc. Class A	28,790	2,822
	MetLife Inc.	35,200	2,695
	Columbia Banking System Inc.	88,643	2,457
	Bank of New York Mellon Corp.	20,527	2,301
	Bank of America Corp.	38,409	2,061
	Prudential Financial Inc.	18,824	2,038
*	Berkshire Hathaway Inc. Class B	3,952	2,031
	Bread Financial Holdings Inc.	29,611	2,006
	Invesco Ltd.	80,123	1,959
	FNB Corp.	116,539	1,939
	S&T Bancorp Inc.	45,632	1,802

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Allstate Corp.	8,096	1,724
	First Financial Bancorp	68,035	1,693
	Bank OZK	36,750	1,691
	Valley National Bancorp	141,063	1,597
	WaFd Inc.	50,299	1,592
	Enterprise Financial Services Corp.	27,647	1,510
	Western Alliance Bancorp	18,083	1,474
	Old National Bancorp	67,119	1,458
	Essent Group Ltd.	23,211	1,457
	Associated Banc-Corp.	54,815	1,441
	Citizens Financial Group Inc.	25,474	1,378
	OceanFirst Financial Corp.	72,224	1,361
	Ally Financial Inc.	32,033	1,323
	Radian Group Inc.	36,977	1,315
	Banc of California Inc.	69,910	1,289
	Apollo Global Management Inc.	9,773	1,289
*	Hamilton Insurance Group Ltd. Class B	47,241	1,289
	First American Financial Corp.	19,594	1,288
	Zions Bancorp NA	23,591	1,256
	Prosperity Bancshares Inc.	18,125	1,245
	Simmons First National Corp. Class A	66,677	1,237
	Franklin Resources Inc.	54,195	1,224
*	Genworth Financial Inc.	139,901	1,214
*	Arch Capital Group Ltd.	12,899	1,211
	Regions Financial Corp.	46,288	1,178
	Hope Bancorp Inc.	107,355	1,140
*	Customers Bancorp Inc.	16,323	1,125
	Hancock Whitney Corp.	18,516	1,122
	Peoples Bancorp Inc.	37,047	1,098
	Globe Life Inc.	7,975	1,074
	Lincoln National Corp.	26,030	1,071
	First Busey Corp.	43,740	1,030
	Southstate Bank Corp.	11,357	1,017
	UMB Financial Corp.	9,146	1,016
	M&T Bank Corp.	5,308	1,010
*	LendingClub Corp.	55,600	1,006
	Beacon Financial Corp.	38,933	996
	WesBanco Inc.	30,586	987
	Axis Capital Holdings Ltd.	9,564	978
	Fidelis Insurance Holdings Ltd.	50,795	967
*	Encore Capital Group Inc.	18,568	963
	Everest Group Ltd.	3,047	958
	Renasant Corp.	26,808	950
	First Commonwealth Financial Corp.	58,232	946
	Flushing Financial Corp.	57,056	936
	Home BancShares Inc.	32,991	926
	RenaissanceRe Holdings Ltd.	3,528	921
*	PRA Group Inc.	56,172	910
	Amerant Bancorp Inc.	47,716	898
	Northwest Bancshares Inc.	74,197	887
	First Citizens BancShares Inc. Class A	472	886
	Old Republic International Corp.	18,963	874
	Navient Corp.	70,435	873
	Cathay General Bancorp	17,898	867
	Bank of NT Butterfield & Son Ltd.	18,649	866
	Dime Community Bancshares Inc.	30,447	863
	Merchants Bancorp	26,182	856
	Capitol Federal Financial Inc.	127,688	844
	Provident Financial Services Inc.	43,918	842
	Jefferies Financial Group Inc.	14,598	840
	Trustmark Corp.	21,456	835
	United Bankshares Inc.	22,356	833
	Orrstown Financial Services Inc.	22,725	813
	Amalgamated Financial Corp.	27,618	811
	Fulton Financial Corp.	44,270	803
	ConnectOne Bancorp Inc.	31,177	788
	Assured Guaranty Ltd.	8,443	764
	MGIC Investment Corp.	26,584	754
	Metropolitan Bank Holding Corp.	10,053	750
	TriCo Bancshares	15,273	735

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Financial Institutions Inc.	23,452	718
	Pinnacle Financial Partners Inc.	7,802	715
	Eastern Bankshares Inc.	37,161	700
	Reinsurance Group of America Inc.	3,668	696
	Peapack-Gladstone Financial Corp.	25,693	694
	Wintrust Financial Corp.	5,171	693
	Independent Bank Corp. (XNGS)	9,592	691
	F&G Annuities & Life Inc.	21,045	680
	First Merchants Corp.	17,890	659
	Byline Bancorp Inc.	23,500	656
*	LendingTree Inc.	11,281	643
	First Interstate BancSystem Inc. Class A	19,406	637
	Kearny Financial Corp.	90,360	621
	Affiliated Managers Group Inc.	2,287	615
*	Firstsun Capital Bancorp	18,287	611
	Burford Capital Ltd.	63,785	610
	Equity Bancshares Inc. Class A	13,600	592
	NB Bancorp Inc.	29,966	587
	Hanmi Financial Corp.	21,144	584
	OneMain Holdings Inc.	9,347	580
	Voya Financial Inc.	8,132	572
*	NMI Holdings Inc.	14,948	570
	Preferred Bank	6,027	569
	Live Oak Bancshares Inc.	17,483	558
	Old Second Bancorp Inc.	29,529	557
	Hanover Insurance Group Inc.	2,923	542
	XP Inc. Class A	27,334	539
	Washington Trust Bancorp Inc.	18,942	538
	Unum Group	7,068	537
	Heritage Financial Corp.	22,162	531
	Origin Bancorp Inc.	14,572	530
	Southside Bancshares Inc.	18,066	530
	QCR Holdings Inc.	6,339	517
*	Heritage Insurance Holdings Inc.	17,712	515
	National Bank Holdings Corp. Class A	13,645	508
	Principal Financial Group Inc.	5,858	497
	Fidelity National Financial Inc.	8,353	496
	Corebridge Financial Inc.	16,307	490
	Enact Holdings Inc.	12,613	488
	Selective Insurance Group Inc.	6,046	475
	Univest Financial Corp.	14,496	461
	Burke & Herbert Financial Services Corp.	6,948	453
	Banco Latinoamericano de Comercio Exterior SA	10,039	451
	Ameris Bancorp	5,867	444
	Intercontinental Exchange Inc.	2,804	441
	WSFS Financial Corp.	7,620	425
*	Oportun Financial Corp.	77,484	401
	Virtus Investment Partners Inc.	2,472	394
	Commerce Bancshares Inc.	7,291	393
	Heritage Commerce Corp.	36,093	393
	1st Source Corp.	6,250	390
	Mid Penn Bancorp Inc.	13,350	390
	Independent Bank Corp.	11,742	383
	Popular Inc.	3,336	383
	KKR & Co. Inc.	3,038	372
	Community Trust Bancorp Inc.	6,665	370
	Federal Agricultural Mortgage Corp. Class C	2,136	367
*	SiriusPoint Ltd.	17,668	367
	United Community Banks Inc.	11,827	361
	Citigroup Inc.	3,188	330
	First Financial Corp.	5,631	329
	CNB Financial Corp.	12,524	325
	First Horizon Corp.	14,513	324
	Central Pacific Financial Corp.	10,644	317
	Tompkins Financial Corp.	4,441	307
	Northeast Bank	3,380	300
	Banner Corp.	4,732	297
	East West Bancorp Inc.	2,773	296
	Cullen / Frost Bankers Inc.	2,349	291
	BOK Financial Corp.	2,555	288

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	NBT Bancorp Inc.	6,625	275
	NewtekOne Inc.	25,536	273
	Morgan Stanley	1,552	263
	Towne Bank	7,816	262
	Northrim BanCorp Inc.	10,381	255
	OFG Bancorp	6,423	255
	United Fire Group Inc.	6,794	248
	First Bancorp / Southern Pines NC	4,704	240
	Progressive Corp.	1,038	237
	Arthur J Gallagher & Co.	944	234
	Atlantic Union Bankshares Corp.	6,667	226
	Kemper Corp.	5,342	218
	State Street Corp.	1,803	215
	Blackrock Inc.	192	201
	Stellar Bancorp Inc.	6,250	198
	German American Bancorp Inc.	4,971	197
	Universal Insurance Holdings Inc.	5,845	194
	Southern Missouri Bancorp Inc.	3,426	193
	Janus Henderson Group plc	4,282	187
	Camden National Corp.	4,202	170
	Eagle Bancorp Inc.	8,296	157
	Ameriprise Financial Inc.	342	156
	Shore Bancshares Inc.	8,897	155
	Great Southern Bancorp Inc.	2,494	150
	Business First Bancshares Inc.	5,737	149
	First Mid Bancshares Inc.	3,885	148
	Northfield Bancorp Inc.	13,743	148
*	Third Coast Bancshares Inc.	3,828	146
	Mercantile Bank Corp.	3,147	145
	Midland States Bancorp Inc.	8,828	144
			176,462
Health Care (14.4%)
	Bristol-Myers Squibb Co.	112,710	5,545
	Merck & Co. Inc.	52,503	5,504
	Pfizer Inc.	200,988	5,173
	Becton Dickinson & Co.	26,369	5,116
	Medtronic plc	47,167	4,968
	Elevance Health Inc.	13,869	4,691
	Cigna Group	16,784	4,654
	Regeneron Pharmaceuticals Inc.	5,875	4,584
	HCA Healthcare Inc.	8,238	4,187
	Gilead Sciences Inc.	27,293	3,435
	UnitedHealth Group Inc.	8,987	2,964
*	Jazz Pharmaceuticals plc	12,747	2,250
*	Ironwood Pharmaceuticals Inc.	580,138	2,030
	Teleflex Inc.	16,711	1,912
	Amgen Inc.	5,335	1,843
*	Sarepta Therapeutics Inc.	83,991	1,792
*	Biogen Inc.	9,741	1,774
	Universal Health Services Inc. Class B	6,958	1,695
*	Lantheus Holdings Inc.	27,888	1,642
	Viatris Inc.	150,960	1,614
*	Centene Corp.	35,570	1,399
	Johnson & Johnson	6,505	1,346
*	Incyte Corp.	12,315	1,286
	Baxter International Inc.	67,027	1,256
	Humana Inc.	4,710	1,158
*	Avanos Medical Inc.	94,570	1,110
	AbbVie Inc.	4,857	1,106
*	Avantor Inc.	90,656	1,063
	Embecta Corp.	80,653	1,029
	Perrigo Co. plc	76,834	1,026
*	Pacira BioSciences Inc.	42,794	1,009
*	Acadia Healthcare Co. Inc.	58,218	1,001
*	Enovis Corp.	32,772	992
	Zimmer Biomet Holdings Inc.	9,729	949
*	Teladoc Health Inc.	124,051	942
	Cardinal Health Inc.	4,206	893
*	Owens & Minor Inc.	310,196	844

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Integra LifeSciences Holdings Corp.	63,057	827
*	Envista Holdings Corp.	39,025	816
	DENTSPLY SIRONA Inc.	70,950	805
*	Enhabit Inc.	88,401	790
	Organon & Co.	101,983	786
*	Exelixis Inc.	17,726	783
*	AMN Healthcare Services Inc.	42,886	714
*	Health Catalyst Inc.	238,425	713
*	Varex Imaging Corp.	58,817	680
*	Solventum Corp.	7,831	668
*	Amphastar Pharmaceuticals Inc.	23,852	661
*	Harmony Biosciences Holdings Inc.	18,239	644
*	Align Technology Inc.	4,336	638
*	Charles River Laboratories International Inc.	3,531	629
*	Tactile Systems Technology Inc.	23,521	605
	CONMED Corp.	13,266	576
*	Tenet Healthcare Corp.	2,607	565
	Royalty Pharma plc Class A	13,979	559
*	AdaptHealth Corp.	53,775	519
*	Vertex Pharmaceuticals Inc.	1,155	501
*	United Therapeutics Corp.	948	461
*	Omnicell Inc.	12,107	442
*	Pediatrix Medical Group Inc.	17,830	429
*	Alkermes plc	13,787	408
*	Myriad Genetics Inc.	48,497	370
	Select Medical Holdings Corp.	22,347	346
*	Tandem Diabetes Care Inc.	16,469	346
*	BioMarin Pharmaceutical Inc.	6,128	343
*	Bioventus Inc. Class A	45,169	343
*	Molina Healthcare Inc.	2,150	319
*	Neogen Corp.	43,027	257
*	Orthofix Medical Inc.	15,773	254
*	Evolent Health Inc. Class A	57,827	243
*	Henry Schein Inc.	3,162	236
*	Vanda Pharmaceuticals Inc.	34,912	187
*	CareDx Inc.	9,718	174
			104,419
Industrials (11.7%)
	FedEx Corp.	20,290	5,594
*	Fiserv Inc.	68,358	4,202
	PACCAR Inc.	38,040	4,010
	CRH plc	25,686	3,081
	WESCO International Inc.	9,101	2,434
	PayPal Holdings Inc.	35,669	2,236
	United Rentals Inc.	2,733	2,228
	Sensata Technologies Holding plc	67,985	2,180
	Capital One Financial Corp.	9,251	2,027
	United Parcel Service Inc. Class B (XNYS)	21,043	2,016
	Sonoco Products Co.	40,328	1,701
	MKS Inc.	10,644	1,665
	Owens Corning	13,070	1,480
	Smurfit WestRock plc	40,228	1,436
	Robert Half Inc.	50,914	1,377
	Knight-Swift Transportation Holdings Inc.	29,888	1,369
	Costamare Inc.	89,473	1,366
*	Mohawk Industries Inc.	11,456	1,328
	General Dynamics Corp.	3,869	1,322
	Herc Holdings Inc.	9,811	1,317
	Deluxe Corp.	62,613	1,272
	Emerson Electric Co.	9,131	1,218
	Brunswick Corp.	18,077	1,195
	Myers Industries Inc.	65,291	1,179
	Matson Inc.	10,484	1,143
	Greenbrier Cos. Inc.	23,381	1,040
	ManpowerGroup Inc.	35,550	1,022
	Teekay Corp. Ltd.	102,693	997
	Atkore Inc.	14,688	983
*	ASGN Inc.	21,571	971
	Textron Inc.	11,300	940

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Regal Rexnord Corp.	6,404	935
	Amcor plc	104,489	890
	Kelly Services Inc. Class A	99,692	861
	Quanex Building Products Corp.	65,948	855
*	O-I Glass Inc.	62,822	847
	Columbus McKinnon Corp.	50,241	826
	Stanley Black & Decker Inc.	11,545	826
	Vestis Corp.	127,027	823
*	BlueLinx Holdings Inc.	12,976	810
	Safe Bulkers Inc.	151,301	800
	Kforce Inc.	25,923	762
*	Block Inc. (XNYS)	11,113	742
	ADT Inc.	89,986	742
	Vontier Corp.	20,233	734
	Genpact Ltd.	16,596	731
*	Titan International Inc.	90,291	730
	Fidelity National Information Services Inc.	10,864	715
	Accenture plc Class A	2,850	713
	Teekay Tankers Ltd. Class A	12,061	696
*	Repay Holdings Corp.	198,845	660
*	Upwork Inc.	32,848	648
*	Cimpress plc	9,380	646
	ICF International Inc.	8,188	639
	PagSeguro Digital Ltd. Class A	59,895	628
*	Masterbrand Inc.	56,469	626
*	Zebra Technologies Corp. Class A	2,301	582
	Hyster-Yale Inc.	19,862	578
	Global Payments Inc.	7,530	570
*	JELD-WEN Holding Inc.	211,894	566
	Scorpio Tankers Inc.	9,861	565
*	BrightView Holdings Inc.	43,197	545
*	Builders FirstSource Inc.	4,789	537
	Terex Corp.	10,343	478
	Wabash National Corp.	54,200	457
	Apogee Enterprises Inc.	12,388	451
	Oshkosh Corp.	3,294	422
	Resources Connection Inc.	84,030	406
*	Manitowoc Co. Inc.	29,249	330
	Carrier Global Corp.	5,743	315
*	StoneCo. Ltd. Class A	18,698	315
	Ardagh Metal Packaging SA	76,502	287
	Willis Lease Finance Corp.	2,179	267
	CNH Industrial NV	27,364	258
*	Aspen Aerogels Inc.	79,494	256
	DuPont de Nemours Inc.	6,313	251
	Kennametal Inc.	8,399	232
*	Euronet Worldwide Inc.	2,451	182
	DHT Holdings Inc.	12,729	166
	Dorian LPG Ltd.	6,598	164
	Greif Inc. Class A	2,458	161
*	Janus International Group Inc.	23,606	147
*	Conduent Inc.	75,133	146
*	WEX Inc.	957	142
			84,990
Real Estate (0.2%)
*	Forestar Group Inc.	29,721	758
*	Cushman & Wakefield Ltd.	34,376	576
			1,334
Technology (8.6%)
	Micron Technology Inc.	12,575	2,974
	QUALCOMM Inc.	17,087	2,872
	Salesforce Inc.	12,261	2,827
*	Arrow Electronics Inc.	24,925	2,692
	HP Inc.	93,883	2,293
*	Strategy Inc.	12,802	2,268
*	Intel Corp.	52,091	2,113
*	Dropbox Inc. Class A	69,776	2,085
*	Adobe Inc.	6,153	1,970
*	Kyndryl Holdings Inc.	72,031	1,861

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Avnet Inc.	38,667	1,837
	Hewlett Packard Enterprise Co.	71,717	1,568
*	Five9 Inc.	78,188	1,532
*	Workday Inc. Class A	6,865	1,480
*	RingCentral Inc. Class A	47,651	1,346
*	DXC Technology Co.	94,988	1,254
*	Akamai Technologies Inc.	12,675	1,135
*	Sprout Social Inc. Class A	110,342	1,100
*	NetScout Systems Inc.	40,057	1,077
*	Bumble Inc. Class A	297,227	1,055
*	Rapid7 Inc.	66,960	1,050
	Match Group Inc.	29,888	996
	Dell Technologies Inc. Class C	7,065	942
*	Consensus Cloud Solutions Inc.	42,878	936
*	Pinterest Inc. Class A	35,566	929
*	Commerce.com Inc.	199,285	915
*	Ziff Davis Inc.	26,808	880
*	Angi Inc.	73,080	835
*	ZoomInfo Technologies Inc.	82,841	822
	TD SYNNEX Corp.	5,177	789
*	ScanSource Inc.	18,775	772
*	LiveRamp Holdings Inc.	25,346	731
*	Photronics Inc.	31,448	720
*	Bandwidth Inc. Class A	49,536	705
	Science Applications International Corp.	7,775	670
*	Maplebear Inc.	15,528	652
*	Synaptics Inc.	9,353	641
	OneSpan Inc.	51,984	634
*	Teradata Corp.	21,739	623
*	Zoom Communications Inc.	7,239	615
*	Mitek Systems Inc.	67,262	596
*	Insight Enterprises Inc.	6,498	563
	Methode Electronics Inc.	73,152	554
*	Fastly Inc. Class A	47,413	553
	Amdocs Ltd.	6,887	527
	Skyworks Solutions Inc.	7,923	523
*	Progress Software Corp.	12,369	512
*	Diebold Nixdorf Inc.	7,383	476
*	Docusign Inc.	6,840	474
	Meta Platforms Inc. Class A	722	468
*	Eventbrite Inc. Class A	178,700	445
*	NerdWallet Inc. Class A	29,003	435
*	Alpha & Omega Semiconductor Ltd.	20,351	413
*	Yelp Inc.	13,954	403
*	ON Semiconductor Corp.	7,667	385
	Roper Technologies Inc.	815	364
	KBR Inc.	7,961	328
*	MaxLinear Inc.	17,237	268
	SS&C Technologies Holdings Inc.	2,637	227
	Vishay Intertechnology Inc.	15,385	210
*	EverQuote Inc. Class A	5,921	156
	NetApp Inc.	1,335	149
			62,225
Telecommunications (3.4%)
	Verizon Communications Inc.	151,239	6,217
	Comcast Corp. Class A	184,949	4,936
	AT&T Inc.	188,436	4,903
	T-Mobile US Inc.	12,571	2,627
*	CommScope Holding Co. Inc.	57,943	1,144
*	Xperi Inc.	148,559	860
	Cisco Systems Inc.	11,074	852
*	8x8 Inc.	410,149	796
*	Aviat Networks Inc.	29,476	652
*	Liberty Broadband Corp. Class C	10,227	473
*	Liberty Global Ltd. Class A	34,157	390
*	Viasat Inc.	9,020	310
*	Harmonic Inc.	28,573	273

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Ribbon Communications Inc.	50,910	146
			24,579
Total Common Stocks (Cost $676,943)			723,971
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 4.024% (Cost $494)	4,940	494
Total Investments (99.8%) (Cost $677,437)			724,465
Other Assets and Liabilities—Net (0.2%)			1,339
Net Assets (100%)			725,804
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	2	686	—
Micro E-mini S&P 500 Index	December 2025	12	412	11
				11

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $676,943)	723,971
Affiliated Issuers (Cost $494)	494
Total Investments in Securities	724,465
Investment in Vanguard	17
Cash Collateral Pledged—Futures Contracts	78
Receivables for Accrued Income	1,322
Variation Margin Receivable—Futures Contracts	22
Total Assets	725,904
Liabilities
Due to Custodian	59
Payables for Investment Securities Purchased	3
Payables to Vanguard	38
Total Liabilities	100
Net Assets	725,804
At November 30, 2025, net assets consisted of:

Paid-in Capital	791,799
Total Distributable Earnings (Loss)	(65,995)
Net Assets	725,804

Net Assets
Applicable to 5,550,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	725,804
Net Asset Value Per Share	$130.78

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Dividends[1]	17,297
Interest[2]	57
Securities Lending—Net	2
Total Income	17,356
Expenses
The Vanguard Group—Note B
Investment Advisory Services	234
Management and Administrative	553
Marketing and Distribution	31
Custodian Fees	1
Auditing Fees	30
Shareholders’ Reports and Proxy Fees	48
Trustees’ Fees and Expenses	—
Other Expenses	17
Total Expenses	914
Net Investment Income	16,442
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	92,796
Futures Contracts	122
Realized Net Gain (Loss)	92,918
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(111,268)
Futures Contracts	(82)
Change in Unrealized Appreciation (Depreciation)	(111,350)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,990)
1	Dividends are net of foreign withholding taxes of $18.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $50, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $100,081 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Changes in Net Assets

	Year Ended November 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,442	16,936
Realized Net Gain (Loss)	92,918	(4,591)
Change in Unrealized Appreciation (Depreciation)	(111,350)	160,787
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,990)	173,132
Distributions
Total Distributions	(16,731)	(17,118)
Capital Share Transactions
Issued	231,366	117,299
Issued in Lieu of Cash Distributions	—	—
Redeemed	(327,843)	(23,694)
Net Increase (Decrease) from Capital Share Transactions	(96,477)	93,605
Total Increase (Decrease)	(115,198)	249,619
Net Assets
Beginning of Period	841,002	591,383
End of Period	725,804	841,002

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$128.89	$103.30	$105.20	$99.84	$73.96
Investment Operations
Net Investment Income[1]	2.801	2.756	2.689	2.220	1.923
Net Realized and Unrealized Gain (Loss) on Investments	1.901	25.667	(1.898)	5.212	25.644
Total from Investment Operations	4.702	28.423	.791	7.432	27.567
Distributions
Dividends from Net Investment Income	(2.812)	(2.833)	(2.691)	(2.072)	(1.687)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.812)	(2.833)	(2.691)	(2.072)	(1.687)
Net Asset Value, End of Period	$130.78	$128.89	$103.30	$105.20	$99.84
Total Return	3.89%	27.88%	0.97%	7.63%	37.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$726	$841	$591	$671	$448
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[2]	0.13%[2]	0.13%[2]	0.13%
Ratio of Net Investment Income to Average Net Assets	2.34%	2.38%	2.68%	2.22%	1.98%
Portfolio Turnover Rate[3]	64%	39%	24%	64%	43%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Notes to Financial Statements
Vanguard U.S. Value Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Value Factor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $17,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	100,509
Total Distributable Earnings (Loss)	(100,509)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,605
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	46,772
Capital Loss Carryforwards	(115,372)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(65,995)

U.S. Value Factor ETF
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	16,731	17,118
Long-Term Capital Gains	—	—
Total	16,731	17,118
*	Includes short-term capital gains, if any.
As of November 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	677,693
Gross Unrealized Appreciation	90,802
Gross Unrealized Depreciation	(44,030)
Net Unrealized Appreciation (Depreciation)	46,772
E.	During the year ended November 30, 2025, the fund purchased $571,432,000 of investment securities and sold $456,729,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $90,210,000 and $300,853,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2025, such purchases were $4,930,000 and sales were $7,023,000, resulting in net realized loss of $1,192,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2025 Shares (000)	2024 Shares (000)
Issued	1,875	1,005
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,850)	(205)
Net Increase (Decrease) in Shares Outstanding	(975)	800
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At November 30, 2025, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

U.S. Value Factor ETF
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Wellington Fund and Shareholders of Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF and Vanguard U.S. Value Factor ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF and Vanguard U.S. Value Factor ETF (five of the funds constituting Vanguard Wellington Fund, hereafter collectively referred to as the "Funds") as of November 30, 2025, the related statements of operations for the year ended November 30, 2025, the statements of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2025 and each of the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 28, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
U.S. Minimum Volatility ETF	93.5%
U.S. Momentum Factor ETF	90.3
U.S. Multifactor ETF	100.0
U.S. Quality Factor ETF	100.0
U.S. Value Factor ETF	90.2
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11)for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
U.S. Minimum Volatility ETF	1,901
U.S. Momentum Factor ETF	5,236
U.S. Multifactor ETF	4,698
U.S. Quality Factor ETF	5,019
U.S. Value Factor ETF	17,729
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
U.S. Minimum Volatility ETF	20
U.S. Momentum Factor ETF	45
U.S. Multifactor ETF	14
U.S. Quality Factor ETF	19
U.S. Value Factor ETF	28
Q44190 012026

Financial Statements
For the year ended November 30, 2025
Vanguard U.S. Multifactor Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	17
Tax information	18

U.S. Multifactor Fund
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Basic Materials (3.0%)
	Newmont Corp. (XNYS)	24,265	2,201
	Mueller Industries Inc.	8,499	934
	Anglogold Ashanti plc (XNYS)	5,905	506
	CF Industries Holdings Inc.	4,854	382
	Commercial Metals Co.	4,455	284
	Reliance Inc.	945	264
	Ryerson Holding Corp.	10,130	232
	Caledonia Mining Corp. plc	7,459	230
*	Intrepid Potash Inc.	8,740	221
*	Ingevity Corp.	3,658	191
*	Constellium SE	6,771	114
	Carpenter Technology Corp.	341	109
	Chemours Co.	6,559	84
	Ferroglobe plc	17,565	78
			5,830
Consumer Discretionary (19.1%)
	Walmart Inc.	16,913	1,869
	General Motors Co.	12,543	922
*	Spotify Technology SA	1,522	912
	Ralph Lauren Corp.	2,348	863
	Travel & Leisure Co.	10,661	731
	Tapestry Inc.	6,542	715
	Fox Corp. Class B	11,711	682
	Garrett Motion Inc.	39,915	660
	Macy's Inc.	29,382	657
	Gap Inc.	22,588	611
	Booking Holdings Inc.	118	580
	Dollar General Corp.	5,272	577
	Nexstar Media Group Inc.	2,714	521
*	AutoZone Inc.	131	518
	Expedia Group Inc.	1,936	495
*	United Airlines Holdings Inc.	4,695	479
	Best Buy Co. Inc.	5,899	468
	BorgWarner Inc. (XNYS)	10,866	468
*	Amazon.com Inc.	1,992	465
	Hasbro Inc.	5,588	462
*	Corsair Gaming Inc.	68,742	448
	Royal Caribbean Cruises Ltd.	1,642	437
	eBay Inc.	5,210	431
	Target Corp.	4,702	426
	Build-A-Bear Workshop Inc.	7,888	419
*	Adtalem Global Education Inc.	4,468	414
	Signet Jewelers Ltd.	4,040	405
	Dana Inc.	17,758	398
	Perdoceo Education Corp.	14,193	397
	News Corp. Class B	13,215	389
*	Etsy Inc.	7,102	385
	Lear Corp.	3,568	383
*	Adient plc	19,136	372
*	Mattel Inc.	17,328	366
	Dillard's Inc. Class A	533	357
	H&R Block Inc.	8,342	351
	Williams-Sonoma Inc.	1,950	351
*	Sally Beauty Holdings Inc.	21,690	344
*	American Axle & Manufacturing Holdings Inc.	51,895	341
	PulteGroup Inc.	2,655	338
*	Warner Bros Discovery Inc.	13,501	324
	Dine Brands Global Inc.	10,109	316
	Polaris Inc.	4,719	313
1

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	Ulta Beauty Inc.	575	310
*	Aptiv plc	3,891	302
*	Grand Canyon Education Inc.	1,909	301
*	Citi Trends Inc.	6,630	300
*	Sonos Inc.	16,092	299
*	Airbnb Inc. Class A	2,553	299
*	Dollar Tree Inc.	2,656	294
	Ethan Allen Interiors Inc.	12,382	293
*	Crocs Inc.	3,423	291
*	National Vision Holdings Inc.	9,791	282
*	Turtle Beach Corp.	20,316	282
	Interface Inc.	10,080	281
*	SkyWest Inc.	2,757	280
	Leggett & Platt Inc.	27,182	279
	Fox Corp. Class A	4,155	272
	Scholastic Corp.	9,217	272
*	Zumiez Inc.	10,418	271
	Phinia Inc.	4,751	257
	American Eagle Outfitters Inc.	12,211	249
	Wynn Resorts Ltd.	1,937	249
*	Topgolf Callaway Brands Corp.	19,026	245
*	Urban Outfitters Inc.	3,288	244
	Rush Enterprises Inc. Class A	4,614	240
	Academy Sports & Outdoors Inc.	4,980	240
*	Stride Inc.	3,746	238
*	G-III Apparel Group Ltd.	8,083	236
	Sonic Automotive Inc. Class A	3,718	234
*	BJ's Wholesale Club Holdings Inc.	2,397	214
*	Malibu Boats Inc. Class A	7,480	212
	Sinclair Inc.	13,041	206
	Walt Disney Co.	1,833	192
	Movado Group Inc.	9,159	192
*	American Airlines Group Inc.	13,555	190
*	TripAdvisor Inc.	12,759	190
	LCI Industries	1,606	183
	Acushnet Holdings Corp.	2,169	182
*	Coupang Inc.	6,443	181
	Visteon Corp.	1,734	179
	New York Times Co. Class A	2,749	177
*	Udemy Inc.	33,796	172
	La-Z-Boy Inc.	4,351	169
	Thor Industries Inc.	1,598	169
*	Arlo Technologies Inc.	11,502	167
	Monarch Casino & Resort Inc.	1,696	164
*	SharkNinja Inc.	1,684	164
*	Green Brick Partners Inc.	2,403	163
*	Fox Factory Holding Corp.	10,912	161
	Gentex Corp.	6,902	158
*	Five Below Inc.	897	148
*	Knowles Corp.	6,431	145
*	USA TODAY Co. Inc.	28,236	141
	TJX Cos. Inc.	924	140
*	Carnival Corp.	5,408	139
	Group 1 Automotive Inc.	344	138
	Haverty Furniture Cos. Inc.	5,810	138
	Standard Motor Products Inc.	3,666	138
*	Central Garden & Pet Co. Class A	4,440	137
*	Universal Technical Institute Inc.	5,762	133
	Lowe's Cos. Inc.	475	115
*	Asbury Automotive Group Inc.	470	109
*	YETI Holdings Inc.	2,535	105
*	Coursera Inc.	12,952	103
	John Wiley & Sons Inc. Class A	2,818	102
*	Liquidity Services Inc.	3,302	99
	Papa John's International Inc.	2,353	99
	Southwest Airlines Co.	2,817	98
	Boyd Gaming Corp.	1,140	95
	PriceSmart Inc.	774	95
	Buckle Inc.	1,659	94
	Ford Motor Co.	6,624	88
2

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Rush Enterprises Inc. Class B	1,646	88
*	Laureate Education Inc.	2,719	84
*	Goodyear Tire & Rubber Co.	9,586	83
	Super Group SGHC Ltd.	7,482	81
*	Abercrombie & Fitch Co. Class A	813	80
*	Chewy Inc. Class A	2,287	80
	Global Industrial Co.	2,586	74
	Genuine Parts Co.	555	72
*	AutoNation Inc.	315	67
	Delta Air Lines Inc.	1,019	65
	Matthews International Corp. Class A	2,633	65
	Columbia Sportswear Co.	1,047	56
	Upbound Group Inc.	2,291	41
*	Dorman Products Inc.	302	40
			37,060
Consumer Staples (5.3%)
	McKesson Corp.	2,122	1,870
	Altria Group Inc.	28,685	1,693
	CVS Health Corp.	17,666	1,420
	Kroger Co.	12,543	844
	Philip Morris International Inc.	3,554	560
	Fresh Del Monte Produce Inc.	13,958	504
	Albertsons Cos. Inc. Class A	24,663	452
*	US Foods Holding Corp.	5,121	403
	PepsiCo Inc.	2,569	382
	Cal-Maine Foods Inc.	4,166	347
	Ingredion Inc.	3,198	344
	Coca-Cola Consolidated Inc.	2,000	326
	Ingles Markets Inc. Class A	3,354	258
	Weis Markets Inc.	3,644	237
*	Performance Food Group Co.	2,207	214
*	Seneca Foods Corp. Class A	1,296	157
	Pilgrim's Pride Corp.	2,487	94
	Sysco Corp.	1,223	93
			10,198
Energy (3.9%)
	Weatherford International plc	9,724	727
	EOG Resources Inc.	5,165	557
	TechnipFMC plc	11,994	543
	APA Corp.	21,258	531
	Chord Energy Corp.	5,172	485
	Exxon Mobil Corp.	3,089	358
*	National Energy Services Reunited Corp.	25,610	357
*	Talos Energy Inc.	28,740	329
*	Gulfport Energy Corp.	1,379	307
	Ovintiv Inc. (XNYS)	7,066	289
	Magnolia Oil & Gas Corp. Class A	10,844	251
*	DNOW Inc.	17,436	243
	Coterra Energy Inc.	8,156	219
	Riley Exploration Permian Inc.	7,858	215
	Devon Energy Corp.	5,780	214
*	Diversified Energy Co.	12,930	194
*	Expro Group Holdings NV	11,678	163
	Granite Ridge Resources Inc.	31,614	163
*	Oil States International Inc.	25,749	162
	Permian Resources Corp.	9,902	144
	Murphy Oil Corp.	4,418	142
	Marathon Petroleum Corp.	727	141
*	PrimeEnergy Resources Corp.	629	116
*	NPK International Inc.	7,772	96
	Baker Hughes Co.	1,887	95
*	Tidewater Inc.	1,722	93
	Peabody Energy Corp.	3,331	91
	HF Sinclair Corp.	1,458	77
	VAALCO Energy Inc.	19,165	69
*	Antero Resources Corp.	1,855	68
	World Kinect Corp.	2,654	62
	Ranger Energy Services Inc. Class A	4,474	60
3

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Matador Resources Co.	1,283	54
			7,615
Financials (23.5%)
	Bank of New York Mellon Corp.	19,298	2,163
	Wells Fargo & Co.	23,093	1,983
	JPMorgan Chase & Co.	5,557	1,740
	Goldman Sachs Group Inc.	1,998	1,650
	State Street Corp.	8,394	999
	Northern Trust Corp.	7,359	967
	Bank of America Corp.	17,815	956
	Citigroup Inc.	8,662	897
	SLM Corp.	29,036	851
	Hartford Insurance Group Inc.	6,070	832
	MGIC Investment Corp.	27,812	788
	OneMain Holdings Inc.	12,391	769
	American International Group Inc.	9,993	761
	Bank of NT Butterfield & Son Ltd.	16,259	755
	Unum Group	9,793	744
	Popular Inc.	5,940	681
	Enact Holdings Inc.	16,863	653
	Morgan Stanley	3,510	596
	Old Republic International Corp.	12,310	568
	Affiliated Managers Group Inc.	2,093	563
	Banco Latinoamericano de Comercio Exterior SA	12,255	550
	Aflac Inc.	4,980	549
	OFG Bancorp	13,749	546
	CNO Financial Group Inc.	12,763	522
	MetLife Inc.	6,821	522
	Preferred Bank	5,355	506
	East West Bancorp Inc.	4,568	487
	Allstate Corp.	2,231	475
	First BanCorp (XNYS)	23,928	473
	Acadian Asset Management Inc.	10,383	466
	Citizens Financial Group Inc.	8,400	454
	Hanmi Financial Corp.	16,307	450
	Amalgamated Financial Corp.	15,223	447
	Webster Financial Corp.	7,237	431
	International Bancshares Corp.	6,453	429
	Ameriprise Financial Inc.	910	415
	First Horizon Corp.	18,598	415
	W R Berkley Corp.	5,314	413
*	SiriusPoint Ltd.	19,614	408
	Primerica Inc.	1,561	402
	Globe Life Inc.	2,937	396
*	NMI Holdings Inc.	10,287	392
*	Hamilton Insurance Group Ltd. Class B	14,002	382
	WSFS Financial Corp.	6,763	377
	Corebridge Financial Inc.	12,209	367
	Axis Capital Holdings Ltd.	3,559	364
	Jackson Financial Inc. Class A	3,627	355
	Pathward Financial Inc.	4,920	354
	TriCo Bancshares	7,157	344
	Regions Financial Corp.	13,330	339
*	Genworth Financial Inc.	38,111	331
	Travelers Cos. Inc.	1,122	329
	Univest Financial Corp.	10,225	325
*	Axos Financial Inc.	3,928	323
	Equitable Holdings Inc.	6,910	323
	Radian Group Inc.	9,027	321
	Truist Financial Corp.	6,807	317
	Fifth Third Bancorp	7,273	316
	Central Pacific Financial Corp.	10,536	313
	RenaissanceRe Holdings Ltd.	1,167	305
	Esquire Financial Holdings Inc.	2,978	304
	Fidelis Insurance Holdings Ltd.	15,768	300
	Virtu Financial Inc. Class A	8,179	292
	Mercury General Corp.	3,036	283
	1st Source Corp.	4,508	281
*	Coastal Financial Corp.	2,518	280
4

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Willis Towers Watson plc	863	277
*	Texas Capital Bancshares Inc.	2,875	259
	Fulton Financial Corp.	13,970	254
	Victory Capital Holdings Inc. Class A	4,015	253
	S&T Bancorp Inc.	6,290	248
	Independent Bank Corp.	7,536	246
	Hancock Whitney Corp.	3,723	226
	BOK Financial Corp.	1,999	225
	Cathay General Bancorp	4,570	221
	Enterprise Financial Services Corp.	3,949	216
	Trustmark Corp.	5,543	216
	Ameris Bancorp	2,843	215
	Interactive Brokers Group Inc. Class A	3,228	210
*	Bancorp Inc.	3,186	204
	BGC Group Inc. Class A	23,451	204
	Heritage Financial Corp.	7,934	190
	Zions Bancorp NA	3,407	181
	First Merchants Corp.	4,820	178
	Mercantile Bank Corp.	3,687	170
	First Citizens BancShares Inc. Class A	90	169
	First Financial Corp.	2,833	165
	WisdomTree Inc.	14,813	164
	Southside Bancshares Inc.	5,517	162
	Navient Corp.	12,944	161
	Employers Holdings Inc.	3,935	157
	Northrim BanCorp Inc.	6,408	157
	Capitol Federal Financial Inc.	23,072	153
	Northeast Bank	1,666	148
	Westamerica BanCorp	3,030	145
	Banc of California Inc.	7,693	142
	Community Trust Bancorp Inc.	2,549	141
*	Markel Group Inc.	65	135
	OceanFirst Financial Corp.	6,663	126
	Federal Agricultural Mortgage Corp. Class C	650	112
	Universal Insurance Holdings Inc.	3,356	111
	Diamond Hill Investment Group Inc.	850	100
	PJT Partners Inc. Class A	576	97
	Park National Corp.	585	90
	Peoples Bancorp Inc.	2,976	88
	Fidelity National Financial Inc.	1,472	87
	Banner Corp.	1,360	85
	First Hawaiian Inc.	3,039	76
	City Holding Co.	597	72
	Assured Guaranty Ltd.	775	70
	CNA Financial Corp.	1,238	58
	SEI Investments Co.	681	55
	Stock Yards Bancorp Inc.	781	52
	Lazard Inc.	1,029	52
	M&T Bank Corp.	270	51
	Nelnet Inc. Class A	371	48
	Stellar Bancorp Inc.	1,320	42
	Peapack-Gladstone Financial Corp.	1,458	39
	Commerce Bancshares Inc.	702	38
			45,630
Health Care (13.7%)
	Gilead Sciences Inc.	15,817	1,990
	Johnson & Johnson	7,426	1,537
	HCA Healthcare Inc.	2,686	1,365
	AbbVie Inc.	5,833	1,328
	Bristol-Myers Squibb Co.	23,642	1,163
	Pfizer Inc.	37,480	965
	Merck & Co. Inc.	7,952	834
*	Pediatrix Medical Group Inc.	33,632	810
*	Incyte Corp.	7,018	733
	Amgen Inc.	1,895	655
	Medtronic plc	5,745	605
*	Jazz Pharmaceuticals plc	3,049	538
*	Exelixis Inc.	11,360	502
*	United Therapeutics Corp.	1,020	496
5

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	Indivior plc	14,574	490
*	Amneal Pharmaceuticals Inc.	36,251	454
*	Innoviva Inc.	20,242	440
*	Solventum Corp.	4,548	388
	Cigna Group	1,330	369
*	Alkermes plc	12,318	364
*	PTC Therapeutics Inc.	4,166	358
*	Aurinia Pharmaceuticals Inc.	22,044	355
*	Tactile Systems Technology Inc.	13,553	348
*	Pacira BioSciences Inc.	14,538	343
*	TruBridge Inc.	15,459	340
	Cardinal Health Inc.	1,498	318
*	10X Genomics Inc. Class A	16,908	318
	SIGA Technologies Inc.	51,465	312
*	Supernus Pharmaceuticals Inc.	6,850	312
*	Akebia Therapeutics Inc.	184,323	291
*	Henry Schein Inc.	3,908	291
	ResMed Inc.	1,115	285
*	Biogen Inc.	1,469	268
*	AngioDynamics Inc.	21,328	264
	Embecta Corp.	19,804	253
*	Catalyst Pharmaceuticals Inc.	10,602	248
*	OptimizeRx Corp.	16,237	248
*	CorMedix Inc.	25,190	247
*	AdaptHealth Corp.	24,931	241
*	AMN Healthcare Services Inc.	14,132	235
*	Enovis Corp.	7,638	231
*	LifeMD Inc.	55,916	214
	DENTSPLY SIRONA Inc.	18,645	211
*	Healthcare Services Group Inc.	11,147	209
*	Halozyme Therapeutics Inc.	2,742	196
*	Organogenesis Holdings Inc.	37,639	195
*	Medpace Holdings Inc.	327	194
*	LivaNova plc	3,036	194
*	ACADIA Pharmaceuticals Inc.	7,664	192
*	Doximity Inc. Class A	3,650	188
	STERIS plc	697	186
*	Enhabit Inc.	20,233	181
*	Teladoc Health Inc.	22,309	169
	Humana Inc.	675	166
*	QuidelOrtho Corp.	6,050	165
*	Harmony Biosciences Holdings Inc.	4,618	163
*	Corcept Therapeutics Inc.	1,945	154
*	Bioventus Inc. Class A	19,865	151
*	Myriad Genetics Inc.	18,149	138
*	Envista Holdings Corp.	6,189	129
	QIAGEN NV	2,700	129
*	Ardent Health Inc.	14,099	124
	iRadimed Corp.	1,201	112
*	Vanda Pharmaceuticals Inc.	20,449	110
*	Orthofix Medical Inc.	6,375	103
	Royalty Pharma plc Class A	2,519	101
*	Collegium Pharmaceutical Inc.	2,073	97
*	Fulgent Genetics Inc.	3,179	94
*	Align Technology Inc.	444	65
*	Avanos Medical Inc.	5,455	64
*	Veeva Systems Inc. Class A	234	56
			26,582
Industrials (11.1%)
	American Express Co.	4,246	1,551
	PayPal Holdings Inc.	17,161	1,076
	Synchrony Financial	12,935	1,001
	EMCOR Group Inc.	1,103	678
	Teekay Corp. Ltd.	69,128	671
	GE Vernova Inc.	1,035	621
	Argan Inc.	1,469	580
	United Rentals Inc.	701	571
	Johnson Controls International plc	4,794	558
	General Dynamics Corp.	1,572	537
6

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Comfort Systems USA Inc.	522	510
	Valmont Industries Inc.	1,115	460
	Ryder System Inc.	2,651	459
	Sensata Technologies Holding plc	14,233	456
	Cummins Inc.	853	425
	CH Robinson Worldwide Inc.	2,545	404
	Owens Corning	3,529	400
	Robert Half Inc.	13,929	377
*	IBEX Holdings Ltd.	10,679	376
	Snap-on Inc.	1,058	360
	AGCO Corp.	3,050	323
	Astec Industries Inc.	7,011	310
*	Generac Holdings Inc.	1,977	300
	Teekay Tankers Ltd. Class A	5,112	295
	Myers Industries Inc.	16,228	293
	Oshkosh Corp.	2,186	280
*	TopBuild Corp.	589	266
	Costamare Inc.	16,958	259
*	BrightView Holdings Inc.	19,793	250
	Cognex Corp.	6,469	246
	International Seaways Inc.	4,653	246
	Preformed Line Products Co.	1,183	243
	Brunswick Corp.	3,626	240
	Ardmore Shipping Corp.	19,300	236
	Deluxe Corp.	11,362	231
	Griffon Corp.	3,026	227
	Genpact Ltd.	5,160	227
	Ardagh Metal Packaging SA	59,081	222
	ADT Inc.	25,144	207
	Pitney Bowes Inc.	20,916	206
*	Proto Labs Inc.	4,006	204
	DHT Holdings Inc.	15,385	200
*	Resideo Technologies Inc.	5,989	198
	Atkore Inc.	2,759	185
	Acuity Inc.	496	182
	Barrett Business Services Inc.	4,960	174
	Installed Building Products Inc.	636	170
	Vontier Corp.	4,674	170
*	Hudson Technologies Inc.	24,388	166
	United States Lime & Minerals Inc.	1,356	165
*	Mohawk Industries Inc.	1,399	162
*	Vishay Precision Group Inc.	4,415	151
	Kforce Inc.	4,969	146
	Primoris Services Corp.	1,119	142
	Scorpio Tankers Inc.	2,264	130
	3M Co.	741	127
*	O-I Glass Inc.	9,254	125
	Kennametal Inc.	4,425	122
	Napco Security Technologies Inc.	2,893	117
	Mueller Water Products Inc. Class A	4,563	111
*	Janus International Group Inc.	17,730	110
	Crown Holdings Inc.	1,123	109
*	Gibraltar Industries Inc.	2,087	104
	Littelfuse Inc.	385	99
	LSI Industries Inc.	5,344	98
	Mastercard Inc. Class A	172	95
*	Cimpress plc	1,366	94
*	Gates Industrial Corp. plc	4,059	92
*	Astronics Corp.	1,535	84
*	I3 Verticals Inc. Class A	3,376	80
	MSC Industrial Direct Co. Inc. Class A	875	78
	Capital One Financial Corp.	283	62
	Kelly Services Inc. Class A	4,432	38
			21,468
Real Estate (0.1%)
*	Cushman & Wakefield Ltd.	5,180	87
*	CBRE Group Inc. Class A	424	68
			155
7

U.S. Multifactor Fund
		Shares	Market Value• ($000)
Technology (15.7%)
	Alphabet Inc. Class A	5,824	1,865
	Micron Technology Inc.	7,812	1,847
	QUALCOMM Inc.	9,857	1,657
	Meta Platforms Inc. Class A	2,275	1,474
	Lam Research Corp.	9,362	1,460
*	Intel Corp.	28,954	1,174
	Alphabet Inc. Class C	3,287	1,052
	Applied Materials Inc.	3,886	980
*	NetScout Systems Inc.	28,710	772
	NVIDIA Corp.	4,037	715
*	Palantir Technologies Inc. Class A	4,225	712
	Jabil Inc.	3,160	666
	KLA Corp.	538	632
	Dell Technologies Inc. Class C	4,411	588
*	Autodesk Inc.	1,812	550
*	Cirrus Logic Inc.	4,507	542
	Skyworks Solutions Inc.	7,699	508
*	Photronics Inc.	20,053	459
*	Penguin Solutions Inc.	21,712	439
*	Daktronics Inc.	21,643	410
*	LiveRamp Holdings Inc.	13,168	380
*	F5 Inc.	1,564	374
	Match Group Inc.	11,214	374
*	Maplebear Inc.	8,866	372
*	Yelp Inc.	12,724	368
*	Zoom Communications Inc.	4,309	366
*	Dropbox Inc. Class A	11,939	357
	Pegasystems Inc.	6,210	340
*	Rambus Inc.	3,493	334
*	Kyndryl Holdings Inc.	12,270	317
*	Twilio Inc. Class A	2,427	315
	Amdocs Ltd.	4,055	310
	Western Digital Corp.	1,891	309
*	MaxLinear Inc.	19,422	302
	OneSpan Inc.	24,713	302
*	Cargurus Inc.	8,313	293
*	Diebold Nixdorf Inc.	4,515	291
	TD SYNNEX Corp.	1,859	283
*	Consensus Cloud Solutions Inc.	12,818	280
*	Adobe Inc.	841	269
	Concentrix Corp.	7,415	269
*	UiPath Inc. Class A	18,477	256
*	Domo Inc. Class B	21,305	244
*	EverQuote Inc. Class A	8,967	237
*	Diodes Inc.	5,032	233
*	Kimball Electronics Inc.	7,397	214
	Adeia Inc.	16,865	209
*	Teradata Corp.	6,973	200
	Broadcom Inc.	485	195
	Hewlett Packard Enterprise Co.	8,429	184
*	Sanmina Corp.	1,120	175
	Avnet Inc.	3,436	163
	HP Inc.	6,584	161
	Clear Secure Inc. Class A	4,370	155
*	Angi Inc.	13,531	155
*	RingCentral Inc. Class A	5,394	152
*	Magnite Inc.	10,091	148
	A10 Networks Inc.	8,217	142
*	ScanSource Inc.	3,402	140
*	Docusign Inc.	2,002	139
	Intuit Inc.	197	125
*	Ambarella Inc.	1,593	118
	Climb Global Solutions Inc.	1,130	114
*	Mitek Systems Inc.	12,733	113
	PC Connection Inc.	1,819	106
*	IAC Inc.	2,987	105
*	Pure Storage Inc. Class A	1,171	104
*	Yext Inc.	12,229	103
	Teradyne Inc.	548	100
8

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	ZoomInfo Technologies Inc.	9,912	98
	Ingram Micro Holding Corp.	4,528	97
*	Insight Enterprises Inc.	1,101	95
	Cognizant Technology Solutions Corp. Class A	1,110	86
*	Crowdstrike Holdings Inc. Class A	134	68
	Red Violet Inc.	1,208	65
*	Arrow Electronics Inc.	354	38
			30,344
Telecommunications (4.0%)
	Cisco Systems Inc.	21,463	1,652
	AT&T Inc.	58,809	1,530
	Verizon Communications Inc.	29,904	1,229
	Millicom International Cellular SA	15,659	831
	IDT Corp. Class B	8,382	417
*	Ciena Corp.	1,950	398
*	ADTRAN Holdings Inc.	46,435	368
*	Harmonic Inc.	27,104	259
*	NETGEAR Inc.	8,576	227
*	Digi International Inc.	5,004	209
*	Roku Inc.	2,118	205
*	Calix Inc.	2,449	135
*	Extreme Networks Inc.	6,546	115
	InterDigital Inc.	274	98
*	Aviat Networks Inc.	3,009	67
			7,740
Total Common Stocks (Cost $148,745)			192,622
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.024% (Cost $1,129)	11,290	1,129
Total Investments (100.0%) (Cost $149,874)			193,751
Other Assets and Liabilities—Net (0.0%)			(50)
Net Assets (100%)			193,701
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	December 2025	31	1,063	9

See accompanying Notes, which are an integral part of the Financial Statements.
9

U.S. Multifactor Fund
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $148,745)	192,622
Affiliated Issuers (Cost $1,129)	1,129
Total Investments in Securities	193,751
Investment in Vanguard	4
Cash	4
Cash Collateral Pledged—Futures Contracts	98
Receivables for Accrued Income	206
Receivables for Capital Shares Issued	109
Variation Margin Receivable—Futures Contracts	3
Total Assets	194,175
Liabilities
Payables for Investment Securities Purchased	56
Payables for Capital Shares Redeemed	404
Payables to Vanguard	14
Total Liabilities	474
Net Assets	193,701
At November 30, 2025, net assets consisted of:

Paid-in Capital	146,366
Total Distributable Earnings (Loss)	47,335
Net Assets	193,701

Net Assets
Applicable to 4,179,254 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	193,701
Net Asset Value Per Share	$46.35

See accompanying Notes, which are an integral part of the Financial Statements.
10

U.S. Multifactor Fund
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Dividends[1]	3,526
Interest[2]	41
Securities Lending—Net	1
Total Income	3,568
Expenses
The Vanguard Group—Note B
Investment Advisory Services	61
Management and Administrative	172
Marketing and Distribution	9
Custodian Fees	10
Auditing Fees	30
Shareholders’ Reports and Proxy Fees	24
Trustees’ Fees and Expenses	—
Other Expenses	16
Total Expenses	322
Net Investment Income	3,246
Realized Net Gain (Loss)
Investment Securities Sold[2]	2,910
Futures Contracts	98
Realized Net Gain (Loss)	3,008
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,844
Futures Contracts	(14)
Change in Unrealized Appreciation (Depreciation)	3,830
Net Increase (Decrease) in Net Assets Resulting from Operations	10,084
1	Dividends are net of foreign withholding taxes of $15.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $38, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

U.S. Multifactor Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,246	2,064
Realized Net Gain (Loss)	3,008	9,684
Change in Unrealized Appreciation (Depreciation)	3,830	23,810
Net Increase (Decrease) in Net Assets Resulting from Operations	10,084	35,558
Distributions
Total Distributions	(5,768)	(1,851)
Capital Share Transactions
Issued	77,361	96,657
Issued in Lieu of Cash Distributions	4,882	1,569
Redeemed	(61,972)	(39,580)
Net Increase (Decrease) from Capital Share Transactions	20,271	58,646
Total Increase (Decrease)	24,587	92,353
Net Assets
Beginning of Period	169,114	76,761
End of Period	193,701	169,114

See accompanying Notes, which are an integral part of the Financial Statements.
12

U.S. Multifactor Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$45.60	$34.15	$33.75	$32.99	$25.47
Investment Operations
Net Investment Income[1]	.773	.699	.625	.680	.466
Net Realized and Unrealized Gain (Loss) on Investments	1.423	11.397	.401	.725	7.485
Total from Investment Operations	2.196	12.096	1.026	1.405	7.951
Distributions
Dividends from Net Investment Income	(.758)	(.646)	(.626)	(.645)	(.431)
Distributions from Realized Capital Gains	(.688)	—	—	—	—
Total Distributions	(1.446)	(.646)	(.626)	(.645)	(.431)
Net Asset Value, End of Period	$46.35	$45.60	$34.15	$33.75	$32.99
Total Return[2]	5.18%	35.74%	3.19%	4.43%	31.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$194	$169	$77	$67	$48
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%[3]	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.81%	1.74%	1.91%	2.13%	1.48%
Portfolio Turnover Rate	87%	56%	50%	55%	62%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.

See accompanying Notes, which are an integral part of the Financial Statements.
13

U.S. Multifactor Fund
Notes to Financial Statements
Vanguard U.S. Multifactor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be
14

U.S. Multifactor Fund
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $4,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	117
Total Distributable Earnings (Loss)	(117)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	579
Undistributed Long-Term Gains	2,878
Net Unrealized Gains (Losses)	43,878
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	47,335
15

U.S. Multifactor Fund
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	3,145	1,851
Long-Term Capital Gains	2,623	—
Total	5,768	1,851
*	Includes short-term capital gains, if any.
As of November 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	149,873
Gross Unrealized Appreciation	46,740
Gross Unrealized Depreciation	(2,862)
Net Unrealized Appreciation (Depreciation)	43,878
E.	During the year ended November 30, 2025, the fund purchased $173,911,000 of investment securities and sold $155,762,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2025, such purchases were $1,085,000 and sales were $2,732,000, resulting in net realized loss of $657,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2025 Shares (000)	2024 Shares (000)
Issued	1,818	2,405
Issued in Lieu of Cash Distributions	116	40
Redeemed	(1,464)	(984)
Net Increase (Decrease) in Shares Outstanding	470	1,461
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
16

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Wellington Fund and Shareholders of Vanguard U.S. Multifactor Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard U.S. Multifactor Fund (one of the funds constituting Vanguard Wellington Fund, referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 28, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
17

Tax information (unaudited)
For corporate shareholders, 98.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $2,234,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $20,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund distributed $2,739,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q5160 012026
18

Financial Statements
For the year ended November 30, 2025
Vanguard Short-Term Tax-Exempt Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	55
Tax information	56

Short-Term Tax-Exempt Bond ETF
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (0.7%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	60	61
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	525	534
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2027	200	208
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2028	200	213
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2030	125	139
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2031	405	458
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2032	670	768
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2026	360	366
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/2027	195	200
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	445	463
Alabama GO	5.000%	8/1/2027	95	97
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2026	250	255
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2027	1,280	1,338
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2028	800	855
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2029	410	447
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2030	535	596
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2031	400	445
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	670	743
Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	160	161
Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	1,185	1,216
Jefferson County AL Sewer Revenue	5.000%	10/1/2027	100	104
Jefferson County AL Sewer Revenue	5.000%	10/1/2028	200	211
Jefferson County AL Sewer Revenue	5.000%	10/1/2029	100	108
Jefferson County AL Sewer Revenue	5.000%	10/1/2030	810	886
				10,872
Alaska (0.1%)
North Borough Slope AK GO	5.000%	6/30/2026	500	507
North Borough Slope AK GO	5.000%	6/30/2027	250	259
North Borough Slope AK GO	5.000%	6/30/2029	235	254
North Borough Slope AK GO	5.000%	6/30/2030	235	259
				1,279
Arizona (1.1%)
Arizona Board of Regents College & University Revenue	5.000%	7/1/2027	435	451
Arizona Board of Regents College & University Revenue	5.000%	7/1/2028	435	461
Arizona COP, ETM	5.000%	10/1/2026	245	250
Arizona COP, ETM	5.000%	10/1/2027	250	261
Arizona COP, ETM	5.000%	10/1/2028	625	668
Arizona COP, ETM	5.000%	10/1/2029	785	857
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2026	45	46
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2027	400	416
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2028	105	111
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2029	255	277
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2030	275	305
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2031	60	68
Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	1,470	1,534
Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	305	323
Arizona Lottery Revenue, ETM	5.000%	7/1/2028	15	16
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/2027	140	146
Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/2029	130	130
Phoenix AZ GO	5.000%	7/1/2026	245	249
Phoenix AZ GO	5.000%	7/1/2027	210	213
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2027	110	110
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	200	200
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	80	83
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2026	65	65
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2027	560	575
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2028	195	200
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2029	815	837
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	945	1,059
1

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	945	970
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2032	605	690
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2026	200	200
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	35	36
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	365	375
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	605	636
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	610	641
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	525	552
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	220	236
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	225	236
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	715	785
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2031	715	751
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	350	367
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	300	342
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/2030	100	107
					16,835
California (14.1%)
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2028	60	55
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	810	706
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2031	50	42
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	220	179
	Antelope Valley Community College District GO	4.000%	8/1/2046	500	508
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	815	845
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	100	104
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	260	277
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	2,000	2,131
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2029	310	316
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2029	135	147
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2030	325	331
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	25	28
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	300	344
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2032	145	147
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	930	929
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	585	585
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	1,150	1,117
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2027	110	114
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	25	27
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	340	370
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/2029	230	253
	California Department of Water Resources Water Revenue	5.000%	12/1/2025	140	140
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	170	180
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	155	159
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	200	205
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2027	110	116
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	50	55
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	340	391
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/2026	75	76
	California GO	3.000%	3/1/2026	25	25
	California GO	5.000%	4/1/2026	290	292
	California GO	5.000%	4/1/2026	50	50
	California GO	3.875%	8/1/2026	500	505
	California GO	5.000%	8/1/2026	255	259
	California GO	5.000%	8/1/2026	220	224
	California GO	5.000%	8/1/2026	205	209
	California GO	5.000%	8/1/2026	190	193
	California GO	5.000%	8/1/2026	500	509
	California GO	5.000%	8/1/2026	2,015	2,050
	California GO	5.000%	8/1/2026	5	5
2

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	9/1/2026	100	101
	California GO	5.000%	9/1/2026	1,215	1,239
	California GO	5.000%	9/1/2026	200	204
	California GO	5.000%	9/1/2026	5	5
	California GO	5.000%	9/1/2026	155	158
	California GO	5.000%	9/1/2026	130	133
	California GO	5.000%	9/1/2026	225	229
	California GO	5.000%	9/1/2026	1,000	1,019
	California GO	4.000%	10/1/2026	285	289
	California GO	5.000%	10/1/2026	890	909
	California GO	5.000%	10/1/2026	915	935
	California GO	5.000%	10/1/2026	260	262
	California GO	5.000%	10/1/2026	250	255
	California GO	5.000%	10/1/2026	125	128
	California GO	4.000%	11/1/2026	245	249
	California GO	5.000%	11/1/2026	295	302
	California GO	5.000%	11/1/2026	280	287
	California GO	5.000%	12/1/2026	1,270	1,303
[2]	California GO	5.000%	2/1/2027	190	196
	California GO	3.000%	3/1/2027	780	785
	California GO	5.000%	3/1/2027	5	5
	California GO	5.000%	4/1/2027	495	512
	California GO	5.000%	4/1/2027	470	486
	California GO	3.500%	8/1/2027	2,465	2,507
	California GO	5.000%	8/1/2027	670	681
	California GO	5.000%	8/1/2027	1,000	1,017
	California GO	5.000%	8/1/2027	1,295	1,351
	California GO	5.000%	8/1/2027	500	522
	California GO	5.000%	8/1/2027	500	522
	California GO	5.000%	8/1/2027	400	417
	California GO	4.000%	9/1/2027	1,185	1,219
	California GO	5.000%	9/1/2027	1,005	1,024
	California GO	5.000%	9/1/2027	410	429
	California GO	5.000%	9/1/2027	250	261
	California GO	5.000%	9/1/2027	255	267
	California GO	4.000%	10/1/2027	340	350
	California GO	5.000%	10/1/2027	150	157
	California GO	5.000%	10/1/2027	275	288
	California GO	5.000%	10/1/2027	570	597
	California GO	5.000%	11/1/2027	690	724
	California GO	5.000%	11/1/2027	205	215
	California GO	5.000%	11/1/2027	145	152
	California GO	5.000%	11/1/2027	60	63
	California GO	5.000%	11/1/2027	120	126
	California GO	5.000%	12/1/2027	645	678
	California GO	3.000%	3/1/2028	575	581
	California GO	5.000%	3/1/2028	700	741
	California GO	5.000%	4/1/2028	875	928
	California GO	5.000%	4/1/2028	190	202
	California GO	5.000%	8/1/2028	1,030	1,047
	California GO	5.000%	8/1/2028	300	305
	California GO	5.000%	8/1/2028	270	281
	California GO	5.000%	8/1/2028	225	235
	California GO	5.000%	8/1/2028	305	326
	California GO	5.000%	8/1/2028	840	898
	California GO	5.000%	8/1/2028	1,000	1,069
	California GO	4.000%	9/1/2028	265	268
	California GO	4.000%	9/1/2028	160	167
	California GO	5.000%	9/1/2028	935	952
	California GO	5.000%	9/1/2028	275	280
	California GO	5.000%	9/1/2028	225	241
	California GO	5.000%	9/1/2028	1,200	1,286
	California GO	5.000%	10/1/2028	70	75
	California GO	5.000%	10/1/2028	245	263
	California GO	5.000%	10/1/2028	235	252
	California GO	5.000%	10/1/2028	570	612
	California GO	5.000%	11/1/2028	2,255	2,365
	California GO	5.000%	11/1/2028	690	742
	California GO	5.000%	11/1/2028	1,550	1,667
	California GO	5.000%	11/1/2028	200	215
3

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	12/1/2028	285	307
California GO	3.000%	3/1/2029	190	190
California GO	3.000%	3/1/2029	250	250
California GO	5.000%	3/1/2029	600	650
California GO	5.000%	4/1/2029	2,265	2,457
California GO	5.000%	4/1/2029	250	271
California GO	3.000%	8/1/2029	5	5
California GO	5.000%	8/1/2029	295	300
California GO	5.000%	8/1/2029	165	172
California GO	5.000%	8/1/2029	1,880	1,911
California GO	5.000%	8/1/2029	470	502
California GO	5.000%	8/1/2029	315	328
California GO	5.000%	8/1/2029	105	109
California GO	5.000%	8/1/2029	1,405	1,536
California GO	5.000%	8/1/2029	500	546
California GO	4.000%	9/1/2029	25	26
California GO	5.000%	9/1/2029	165	168
California GO	5.000%	9/1/2029	500	509
California GO	5.000%	9/1/2029	75	82
California GO	5.000%	9/1/2029	135	148
California GO	5.000%	9/1/2029	890	975
California GO	5.000%	10/1/2029	165	181
California GO	5.000%	10/1/2029	310	313
California GO	5.000%	10/1/2029	325	349
California GO	5.000%	10/1/2029	675	740
California GO	5.000%	10/1/2029	155	170
California GO	5.000%	10/1/2029	2,550	2,797
California GO	4.000%	11/1/2029	275	291
California GO	5.000%	11/1/2029	220	231
California GO	5.000%	11/1/2029	945	1,039
California GO	5.000%	11/1/2029	460	506
California GO	5.000%	12/1/2029	355	391
California GO	5.000%	3/1/2030	310	343
California GO	5.000%	3/1/2030	250	276
California GO	5.000%	4/1/2030	10	11
California GO	5.000%	4/1/2030	325	360
California GO	5.000%	4/1/2030	620	687
California GO	5.000%	4/1/2030	460	499
California GO	5.000%	8/1/2030	2,140	2,175
California GO	5.000%	8/1/2030	1,115	1,162
California GO	5.000%	8/1/2030	685	731
California GO	5.000%	8/1/2030	535	544
California GO	5.000%	8/1/2030	225	251
California GO	5.000%	8/1/2030	375	391
California GO	5.000%	8/1/2030	4,560	5,089
California GO	5.000%	9/1/2030	195	199
California GO	5.000%	9/1/2030	125	127
California GO	5.000%	9/1/2030	70	78
California GO	5.000%	9/1/2030	320	358
California GO	5.000%	9/1/2030	245	274
California GO	5.000%	10/1/2030	1,500	1,644
California GO	5.000%	10/1/2030	1,400	1,501
California GO	5.000%	10/1/2030	375	420
California GO	5.000%	10/1/2030	860	963
California GO	5.000%	11/1/2030	1,070	1,201
California GO	5.000%	11/1/2030	370	415
California GO	3.500%	12/1/2030	255	255
California GO	5.000%	12/1/2030	445	500
California GO	5.000%	3/1/2031	110	122
California GO	5.000%	4/1/2031	125	141
California GO	5.000%	4/1/2031	755	854
California GO	5.000%	4/1/2031	460	498
California GO	5.000%	4/1/2031	120	130
California GO	3.250%	8/1/2031	665	684
California GO	4.000%	8/1/2031	235	237
California GO	5.000%	8/1/2031	120	122
California GO	5.000%	8/1/2031	200	228
California GO	5.000%	8/1/2031	635	723
California GO	5.000%	8/1/2031	350	398
California GO	5.000%	8/1/2031	290	302
4

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/2031	1,345	1,531
	California GO	3.250%	9/1/2031	20	20
	California GO	5.000%	9/1/2031	275	280
	California GO	5.000%	9/1/2031	470	479
	California GO	5.000%	9/1/2031	530	604
	California GO	5.000%	9/1/2031	1,110	1,265
	California GO	5.000%	9/1/2031	1,045	1,191
	California GO	5.000%	9/1/2031	1,750	1,994
	California GO	5.000%	9/1/2031	400	456
	California GO	5.000%	10/1/2031	480	526
	California GO	5.000%	10/1/2031	500	571
	California GO	4.000%	11/1/2031	125	128
	California GO	5.000%	11/1/2031	245	274
	California GO	5.000%	11/1/2031	670	751
	California GO	5.000%	11/1/2031	725	778
	California GO	5.000%	11/1/2031	1,000	1,143
	California GO	5.000%	11/1/2031	175	196
	California GO	5.000%	12/1/2031	300	343
	California GO	3.250%	3/1/2032	500	500
	California GO	5.000%	3/1/2032	1,710	1,887
	California GO	5.000%	3/1/2032	690	793
	California GO	5.000%	4/1/2032	1,600	1,841
	California GO	5.000%	4/1/2032	1,390	1,600
	California GO	5.000%	4/1/2032	135	146
	California GO	3.500%	8/1/2032	420	438
	California GO	5.000%	8/1/2032	2,500	2,892
[1]	California GO	5.250%	8/1/2032	2,180	2,520
	California GO	3.000%	9/1/2032	745	743
	California GO	5.000%	9/1/2032	445	515
	California GO, Prere.	5.000%	8/1/2027	25	26
	California GO, Prere.	5.000%	11/1/2030	5	6
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,010	1,065
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	695	734
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	365	385
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	310	313
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	150	155
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	10	10
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	30	32
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2026	110	110
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2026	145	146
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	300	305
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2026	150	153
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2027	460	461
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2027	700	733
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2028	300	317
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2028	145	155
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	510	550
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2029	340	371
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	535	559
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2030	250	276
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	660	737
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2031	810	913
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2031	510	580
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	290	333
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2025	120	120
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	100	102
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	500	510
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	110	115
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	100	105
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2028	335	359
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2028	500	535
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	120	129
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	1,020	1,115
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	190	208
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2030	485	542
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	160	182
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/2026	10	10
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	15	16
	California State University College & University Revenue	5.000%	11/1/2027	115	119
	California State University College & University Revenue	5.000%	11/1/2028	115	119
5

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/2029	305	317
	California State University College & University Revenue	5.000%	11/1/2029	45	46
	California State University College & University Revenue	5.000%	11/1/2030	225	234
	California State University College & University Revenue	5.000%	11/1/2030	320	324
	California State University College & University Revenue	5.000%	11/1/2031	295	306
	California State University College & University Revenue	5.000%	11/1/2031	680	687
	California State University College & University Revenue PUT	0.550%	11/1/2026	75	73
	California State University College & University Revenue PUT	3.125%	11/1/2026	355	355
	Chaffey Community College District GO, Prere.	3.000%	6/1/2028	85	86
	Chaffey Community College District GO, Prere.	4.000%	6/1/2028	355	369
[1]	Coast Community College District GO	0.000%	8/1/2027	35	34
[1]	Coast Community College District GO	0.000%	8/1/2028	745	694
	Coast Community College District GO, Prere.	4.500%	8/1/2027	110	114
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2027	250	261
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	250	268
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	100	110
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	100	113
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	205	213
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	100	115
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	1,000	1,002
	East County Advanced Water Purification Joint Powers Authority Water Revenue	5.000%	9/1/2026	2,500	2,532
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2026	200	200
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	1,150	1,092
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2029	130	121
	Glendale Community College District GO, Prere.	5.250%	8/1/2027	460	482
	Los Angeles CA Community College District GO	5.000%	6/1/2026	115	117
	Los Angeles CA Community College District GO	5.000%	8/1/2026	130	132
	Los Angeles CA Community College District GO	5.000%	8/1/2026	100	102
	Los Angeles CA Community College District GO	5.000%	8/1/2027	330	345
	Los Angeles CA Community College District GO	5.000%	8/1/2028	115	124
	Los Angeles CA Community College District GO	5.000%	8/1/2029	100	110
	Los Angeles CA Community College District GO	5.000%	8/1/2029	500	551
	Los Angeles CA Community College District GO	5.000%	8/1/2030	355	402
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	85	85
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	985	1,001
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	310	315
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	295	299
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	160	167
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	440	459
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	155	162
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	180	188
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	210	223
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	630	677
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	40	43
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	450	457
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	1,030	1,106
	Los Angeles CA Unified School District GO	2.000%	7/1/2029	165	159
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	340	359
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	290	319
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	135	149
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	300	330
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	100	101
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	350	370
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	165	186
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	365	412
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	300	338
	Los Angeles CA Unified School District GO	3.000%	7/1/2031	915	916
	Los Angeles CA Unified School District GO	4.000%	7/1/2031	120	128
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	1,115	1,286
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	200	231
	Los Angeles CA Unified School District GO	4.000%	7/1/2032	110	117
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	2,500	2,938
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	435	441
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	220	236
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	60	64
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2029	210	231
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/2028	85	91
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2026	70	71
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	145	151
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	45	49
6

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	230	258
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	440	496
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	290	326
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	150	160
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	325	348
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	80	90
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	250	288
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	250	276
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/2029	35	38
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2026	195	196
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	145	147
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	205	208
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	85	86
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	75	76
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	160	166
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	180	190
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	240	254
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	130	137
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,225	1,281
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	135	145
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	100	108
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	355	382
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	90	97
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	155	170
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	100	110
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,185	1,299
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,300	2,499
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	130	138
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,165	1,295
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	730	812
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	430	478
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	260	279
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	970	1,093
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	740	834
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	100	101
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	500	517
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	500	528
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	260	269
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	500	538
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	545	586
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	245	256
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	460	504
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	500	556
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	300	338
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	500	564
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2027	870	890
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2028	585	598
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2029	275	281
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	335	342
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2031	215	219
[1]	Merced Union High School District GO	0.000%	8/1/2030	770	676
	Mount San Antonio Community College District GO	5.875%	8/1/2028	140	151
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/2026	300	304
	Oxnard Union High School District GO, Prere.	5.000%	8/1/2026	10	10
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/2026	570	576
	Poway Unified School District GO	0.000%	8/1/2031	150	128
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2030	265	279
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/2030	210	232
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	400	450
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2032	400	463
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	195	201
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2026	5	5
[1]	San Diego CA Unified School District GO	5.500%	7/1/2026	210	214
[1]	San Diego CA Unified School District GO	5.500%	7/1/2027	230	242
	San Diego CA Unified School District GO	5.000%	7/1/2028	200	215
[1]	San Diego CA Unified School District GO	5.250%	7/1/2028	175	189
	San Diego CA Unified School District GO	4.000%	7/1/2029	145	146
	San Diego CA Unified School District GO	5.000%	7/1/2029	320	353
	San Diego CA Unified School District GO	0.000%	7/1/2030	60	53
7

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO	0.000%	7/1/2031	10	9
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	340	344
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	70	71
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	230	234
	San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/2026	530	531
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2029	270	273
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2026	215	219
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2027	155	158
	San Francisco CA City & County GO	5.000%	6/15/2027	240	251
	San Francisco CA City & County GO	5.000%	6/15/2029	35	39
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	120	123
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	170	174
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	30	30
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	15	16
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2027	100	105
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2028	365	394
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2029	105	116
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2030	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	100	105
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	20	16
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2026	5	5
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2027	10	10
	Santa Clara Valley Water District (Water Utility System Improvement Project) COP	4.000%	6/1/2026	55	55
	Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/2026	235	241
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2026	240	243
	Silicon Valley Clean Water Sewer Revenue (Wastewater Projects)	0.500%	3/1/2026	1,425	1,416
	Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2026	465	464
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	190	199
	Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	400	406
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2030	135	147
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	150	163
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	295	313
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	340	376
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	180	180
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	615	665
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	70	77
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	385	386
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	305	322
	University of California College & University Revenue	5.000%	5/15/2026	75	76
	University of California College & University Revenue	5.000%	5/15/2026	15	15
	University of California College & University Revenue	5.000%	5/15/2026	680	689
	University of California College & University Revenue	5.000%	5/15/2026	425	430
	University of California College & University Revenue	5.000%	5/15/2026	500	506
	University of California College & University Revenue	5.000%	5/15/2027	85	88
	University of California College & University Revenue	5.000%	5/15/2027	715	744
	University of California College & University Revenue	5.000%	5/15/2028	295	315
	University of California College & University Revenue	5.000%	5/15/2028	650	695
	University of California College & University Revenue	5.000%	5/15/2029	265	291
	University of California College & University Revenue	5.000%	5/15/2029	310	340
	University of California College & University Revenue	5.000%	5/15/2029	440	457
	University of California College & University Revenue	5.000%	5/15/2029	430	471
	University of California College & University Revenue	5.000%	5/15/2029	750	822
	University of California College & University Revenue	5.000%	5/15/2029	220	241
	University of California College & University Revenue	5.000%	5/15/2030	365	379
	University of California College & University Revenue	5.000%	5/15/2030	1,000	1,122
	University of California College & University Revenue	5.000%	5/15/2030	470	527
	University of California College & University Revenue	5.000%	5/15/2031	225	234
	University of California College & University Revenue	5.000%	5/15/2031	230	264
	University of California College & University Revenue	5.000%	5/15/2031	500	573
	University of California College & University Revenue	5.000%	5/15/2031	1,115	1,278
	University of California College & University Revenue	5.000%	5/15/2032	515	603
	University of California College & University Revenue	5.000%	5/15/2032	1,500	1,755
	Ventura County Community College District GO	3.125%	8/1/2031	365	365
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	405	419
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	400	417
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	750	617
					215,504
8

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colorado (0.8%)
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2026	155	160
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2029	405	444
	Adams 12 Five Star Schools GO	5.000%	12/15/2026	125	128
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	25	26
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2026	520	533
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2027	385	404
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2028	250	268
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2031	180	205
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	240	244
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	120	122
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2025	160	160
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2026	615	631
	Colorado COP	5.000%	12/15/2030	505	563
	Colorado COP	5.000%	3/15/2031	125	131
	Colorado COP	5.000%	12/15/2031	320	341
	Colorado COP	5.000%	12/15/2031	100	113
	Colorado COP	5.000%	3/15/2032	1,350	1,386
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Parkview Medical Center Inc. Project), Prere.	4.000%	9/1/2030	310	330
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2030	50	56
	Denver City & County School District No. 1 GO	5.000%	12/1/2025	305	305
	Denver City & County School District No. 1 GO	4.000%	12/1/2026	275	276
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2029	305	333
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2030	5	6
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2031	500	510
	Denver CO City & County GO	5.000%	8/1/2027	200	208
	Denver CO City & County GO	5.000%	8/1/2028	100	107
	Denver CO City & County GO	5.000%	8/1/2029	145	158
	Denver CO City & County GO	5.000%	8/1/2030	270	301
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2028	140	150
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	110	99
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	370	323
[4]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	1,100	1,048
[4]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	60	55
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	305	319
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	445	466
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2028	405	433
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	155	169
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	275	301
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2031	500	568
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	100	104
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	115	119
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	30	31
					12,634
Connecticut (3.3%)
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/2029	35	35
	Connecticut GO	5.000%	1/15/2026	150	150
	Connecticut GO	5.000%	4/15/2026	130	131
	Connecticut GO	5.000%	4/15/2026	100	101
	Connecticut GO	5.000%	5/15/2026	185	187
	Connecticut GO	5.000%	8/1/2026	100	102
	Connecticut GO	5.000%	8/15/2026	200	203
	Connecticut GO	5.000%	8/15/2026	600	610
	Connecticut GO	5.000%	10/15/2026	45	46
	Connecticut GO	5.000%	11/15/2026	455	466
	Connecticut GO	5.000%	11/15/2026	250	256
	Connecticut GO	4.000%	1/15/2027	80	81
	Connecticut GO	4.000%	1/15/2027	390	396
	Connecticut GO	5.000%	4/15/2027	285	295
	Connecticut GO	5.000%	4/15/2027	695	718
	Connecticut GO	5.000%	5/15/2027	45	45
	Connecticut GO	5.000%	6/15/2027	200	208
	Connecticut GO	5.000%	8/15/2027	865	901
	Connecticut GO	5.000%	9/15/2027	305	318
	Connecticut GO	5.000%	11/15/2027	50	52
	Connecticut GO	5.000%	11/15/2027	90	94
	Connecticut GO	4.000%	1/15/2028	515	529
	Connecticut GO	4.000%	1/15/2028	395	406
9

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	5.000%	1/15/2028	490	515
Connecticut GO	5.000%	1/15/2028	400	420
Connecticut GO	5.000%	4/15/2028	270	285
Connecticut GO	5.000%	4/15/2028	250	264
Connecticut GO	5.000%	8/15/2028	860	915
Connecticut GO	5.000%	9/15/2028	940	1,002
Connecticut GO	5.000%	10/15/2028	140	143
Connecticut GO	5.000%	11/15/2028	405	433
Connecticut GO	5.000%	11/15/2028	265	284
Connecticut GO	4.000%	1/15/2029	325	338
Connecticut GO	4.000%	1/15/2029	155	161
Connecticut GO	5.000%	1/15/2029	120	129
Connecticut GO	5.000%	4/15/2029	350	378
Connecticut GO	5.000%	8/15/2029	905	984
Connecticut GO	5.000%	8/15/2029	500	543
Connecticut GO	5.000%	11/15/2029	585	639
Connecticut GO	5.000%	12/1/2029	750	820
Connecticut GO	4.000%	1/15/2030	160	169
Connecticut GO	4.000%	1/15/2030	340	358
Connecticut GO	5.000%	4/15/2030	180	194
Connecticut GO	5.000%	8/15/2030	815	904
Connecticut GO	5.000%	9/1/2030	350	389
Connecticut GO	5.000%	9/15/2030	690	767
Connecticut GO	5.000%	11/15/2030	405	452
Connecticut GO	5.000%	11/15/2030	565	630
Connecticut GO	5.000%	12/1/2030	350	391
Connecticut GO	4.000%	1/15/2031	260	277
Connecticut GO	4.000%	1/15/2031	490	523
Connecticut GO	5.000%	1/15/2031	1,205	1,321
Connecticut GO	5.000%	1/15/2031	460	514
Connecticut GO	5.000%	4/15/2031	300	324
Connecticut GO	5.000%	9/15/2031	85	96
Connecticut GO	5.000%	11/15/2031	110	125
Connecticut GO	5.000%	11/15/2031	570	646
Connecticut GO	5.000%	12/1/2031	1,250	1,419
Connecticut GO	5.000%	1/15/2032	200	219
Connecticut GO	5.000%	3/15/2032	1,000	1,139
Connecticut GO	5.000%	8/15/2032	685	785
Connecticut GO	5.000%	8/15/2032	1,200	1,375
Connecticut GO	5.000%	11/15/2032	165	190
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2026	75	76
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	105	106
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	245	248
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	100	101
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	500	507
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2026	65	65
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2026	485	495
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2027	110	113
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	205	212
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	125	130
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	445	462
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	100	104
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	500	519
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	540	561
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2027	95	95
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2027	460	468
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2027	100	104
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2028	160	168
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2028	125	132
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	200	212
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	500	531
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2028	115	115
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2028	865	880
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2029	260	273
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	560	605
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	200	216
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	485	526
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	500	542
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	155	168
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	500	542
10

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2029	15	15
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2029	130	132
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2029	165	176
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	150	166
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	25	28
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	500	553
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2030	35	35
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2030	120	122
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2030	125	133
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2031	75	79
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	620	683
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	390	438
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	415	468
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	160	180
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	340	383
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2031	230	230
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2031	285	304
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2032	510	535
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	615	676
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	300	336
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/2026	1,400	1,399
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	1,150	1,149
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	1,315	1,308
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/2026	10	10
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	400	400
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/2028	40	42
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2030	2,000	2,203
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2032	1,500	1,704
[1]	New Haven CT GO	5.000%	8/1/2031	70	78
					51,031
Delaware (0.2%)
	Delaware GO	5.000%	1/1/2026	395	396
	Delaware GO	5.000%	1/1/2027	315	323
	Delaware GO	5.000%	1/1/2028	167	176
	Delaware GO	5.000%	3/1/2029	715	773
	Delaware GO	5.000%	3/1/2031	605	682
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2030	515	571
					2,921
District of Columbia (1.9%)
	District of Columbia College & University Revenue	5.000%	4/1/2030	80	82
	District of Columbia College & University Revenue	5.000%	4/1/2032	555	569
	District of Columbia GO	5.000%	10/15/2026	645	659
	District of Columbia GO	5.000%	10/15/2027	725	758
	District of Columbia GO	5.000%	12/1/2027	125	131
	District of Columbia GO	5.000%	6/1/2028	440	466
	District of Columbia GO	5.000%	10/15/2028	660	705
	District of Columbia GO	5.000%	12/1/2028	640	685
	District of Columbia GO	5.000%	6/1/2029	2,075	2,243
	District of Columbia GO	5.000%	10/15/2029	845	911
	District of Columbia GO	5.000%	6/1/2030	410	452
	District of Columbia GO	5.000%	8/1/2030	260	288
	District of Columbia GO	5.000%	10/15/2030	535	577
	District of Columbia GO	5.000%	12/1/2030	740	825
	District of Columbia GO	5.000%	6/1/2031	1,070	1,108
	District of Columbia GO	5.000%	8/1/2031	455	512
	District of Columbia GO	5.000%	10/15/2031	250	270
	District of Columbia GO	5.000%	6/1/2032	505	522
	District of Columbia Income Tax Revenue	5.000%	12/1/2025	90	90
	District of Columbia Income Tax Revenue	5.000%	10/1/2026	910	929
	District of Columbia Income Tax Revenue	5.000%	10/1/2026	315	321
	District of Columbia Income Tax Revenue	5.000%	12/1/2026	190	195
	District of Columbia Income Tax Revenue	5.000%	6/1/2027	800	829
	District of Columbia Income Tax Revenue	5.000%	10/1/2027	625	653
	District of Columbia Income Tax Revenue	5.000%	10/1/2027	390	408
	District of Columbia Income Tax Revenue	5.000%	12/1/2027	695	728
	District of Columbia Income Tax Revenue	5.000%	6/1/2028	250	265
	District of Columbia Income Tax Revenue	5.000%	10/1/2028	1,175	1,254
	District of Columbia Income Tax Revenue	5.000%	10/1/2028	190	203
	District of Columbia Income Tax Revenue	5.000%	12/1/2028	180	193
11

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Income Tax Revenue	5.000%	3/1/2029	235	253
	District of Columbia Income Tax Revenue	5.000%	10/1/2029	340	370
	District of Columbia Income Tax Revenue	5.000%	10/1/2029	255	278
	District of Columbia Income Tax Revenue	5.000%	12/1/2029	210	229
	District of Columbia Income Tax Revenue	5.000%	3/1/2030	1,820	1,978
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	260	289
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	330	367
	District of Columbia Income Tax Revenue	5.000%	3/1/2031	455	494
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	240	271
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	270	305
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	460	520
	District of Columbia Income Tax Revenue	5.000%	12/1/2031	120	136
	District of Columbia Income Tax Revenue	5.000%	3/1/2032	395	429
	District of Columbia Income Tax Revenue	5.000%	6/1/2032	405	462
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2030	165	142
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/2026	500	516
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2026	10	10
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	50	52
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	260	270
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2029	500	520
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	1,270	1,322
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2030	2,130	2,353
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2031	155	174
					29,571
Florida (2.8%)
	Broward County FL School District COP	5.000%	7/1/2027	475	491
[1]	Broward County FL School District COP	5.000%	7/1/2027	250	259
	Broward County FL School District COP	5.000%	7/1/2028	1,350	1,424
	Broward County FL School District COP	5.000%	7/1/2030	160	175
[1]	Broward County FL School District COP	5.000%	7/1/2030	225	247
	Broward County FL School District COP	5.000%	7/1/2031	715	784
	Broward County FL School District COP	5.000%	7/1/2032	825	902
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2027	795	824
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	465	471
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	815	864
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	625	628
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	375	377
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2031	360	405
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2032	50	56
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2032	300	341
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	500	504
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	500	504
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	315	319
[1]	Duval County Public Schools COP	5.000%	7/1/2026	1,855	1,880
[1]	Duval County Public Schools COP	5.000%	7/1/2027	360	373
[1]	Duval County Public Schools COP	5.000%	7/1/2028	390	413
[1]	Duval County Public Schools COP	5.000%	7/1/2029	470	508
[1]	Duval County Public Schools COP	5.000%	7/1/2030	850	935
[1]	Duval County Public Schools COP	5.000%	7/1/2031	300	329
	Florida Department of Management Services COP	5.000%	11/1/2026	270	276
	Florida Department of Management Services COP	5.000%	11/1/2027	400	418
	Florida Department of Management Services COP	5.000%	11/1/2028	1,000	1,069
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2027	540	560
	Florida GO	5.000%	6/1/2026	750	759
	Florida GO	5.000%	6/1/2027	675	700
	Florida GO	5.000%	6/1/2029	400	434
	Florida GO	5.000%	6/1/2031	325	367
	Florida GO	5.000%	6/1/2032	450	516
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	1,270	1,276
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	1,725	1,752
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	100	102
	Florida Lottery Revenue	5.000%	7/1/2027	1,155	1,200
	Florida Lottery Revenue	5.000%	7/1/2028	515	546
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2027	170	173
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2028	485	494
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2029	190	206
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2030	240	265
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2031	280	315
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2026	1,000	1,002
12

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hillsborough County School Board COP	5.000%	7/1/2029	120	129
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	130	135
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	480	498
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	555	590
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	120	125
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	195	212
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	430	447
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	710	786
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2031	370	417
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2029	575	600
	Lee County FL School Board COP	3.000%	8/1/2026	75	75
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2026	1,035	1,035
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	610	635
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	415	433
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2028	855	890
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2029	165	172
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2030	285	316
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2031	250	282
	Miami-Dade County School Board COP	5.000%	2/1/2026	65	65
	Miami-Dade County School Board COP	5.000%	5/1/2026	780	787
	Miami-Dade County School Board COP	5.000%	2/1/2027	195	196
	Miami-Dade County School Board COP	5.000%	2/1/2028	85	85
	Miami-Dade County School Board COP	5.000%	5/1/2028	250	263
	Miami-Dade County School Board COP	4.000%	8/1/2028	145	145
	Miami-Dade County School Board COP	5.000%	2/1/2029	225	226
	Miami-Dade County School Board COP	5.000%	5/1/2029	150	161
	Miami-Dade County School Board COP	4.000%	8/1/2029	155	155
	Miami-Dade County School Board COP	5.000%	5/1/2030	135	148
	Miami-Dade County School Board COP	5.000%	2/1/2031	300	301
	Miami-Dade County School Board COP	5.000%	5/1/2031	150	167
[5]	Miami-Dade FL Water & Sewer System Water Revenue	5.000%	10/1/2026	210	214
[5]	Miami-Dade FL Water & Sewer System Water Revenue	5.000%	10/1/2027	250	261
[5]	Miami-Dade FL Water & Sewer System Water Revenue	5.000%	10/1/2031	200	225
	Orange County School Board COP	5.000%	8/1/2032	135	154
	Orange County School Board COP, Prere.	5.000%	8/1/2026	1,120	1,138
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	180	165
	Palm Beach County School District COP	5.000%	8/1/2026	55	56
	Palm Beach County School District COP	5.000%	8/1/2027	465	482
	Palm Beach County School District COP	5.000%	8/1/2027	165	171
	Palm Beach County School District COP	5.000%	8/1/2028	965	1,024
	Palm Beach County School District COP	5.000%	8/1/2030	100	111
	Palm Beach County School District COP	5.000%	8/1/2031	250	281
[4]	Tampa Bay Water Revenue, ETM	6.000%	10/1/2029	155	172
	West Palm Beach Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	3/1/2032	1,550	1,652
					43,025
Georgia (2.1%)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	155	157
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	5	5
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	175	186
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	240	260
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	315	349
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2026	45	45
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/2027	25	26
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2028	245	245
[6]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2030	510	568
[6]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	500	566
	Georgia GO	5.000%	12/1/2025	15	15
	Georgia GO	4.000%	1/1/2026	270	270
	Georgia GO	5.000%	1/1/2026	85	85
	Georgia GO	4.000%	2/1/2026	165	165
	Georgia GO	5.000%	2/1/2026	105	105
	Georgia GO	5.000%	2/1/2026	445	447
	Georgia GO	5.000%	7/1/2026	130	132
	Georgia GO	5.000%	7/1/2026	325	330
	Georgia GO	5.000%	7/1/2026	150	152
	Georgia GO	5.000%	8/1/2026	320	325
	Georgia GO	3.000%	1/1/2027	505	507
	Georgia GO	4.000%	1/1/2027	310	315
	Georgia GO	5.000%	1/1/2027	155	159
13

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	5.000%	2/1/2027	290	298
	Georgia GO	5.000%	7/1/2027	425	442
	Georgia GO	5.000%	7/1/2027	15	16
	Georgia GO	5.000%	7/1/2027	55	56
	Georgia GO	5.000%	7/1/2027	100	104
	Georgia GO	5.000%	8/1/2027	450	469
	Georgia GO	5.000%	12/1/2027	720	738
	Georgia GO	4.000%	1/1/2028	335	345
	Georgia GO	5.000%	1/1/2028	170	175
	Georgia GO	5.000%	2/1/2028	725	746
	Georgia GO	4.000%	7/1/2028	780	810
	Georgia GO	5.000%	7/1/2028	160	170
	Georgia GO	5.000%	7/1/2028	455	484
	Georgia GO	5.000%	7/1/2028	510	542
	Georgia GO	5.000%	7/1/2028	385	400
	Georgia GO	5.000%	8/1/2028	365	389
	Georgia GO	3.000%	2/1/2029	240	240
	Georgia GO	5.000%	2/1/2029	655	674
	Georgia GO	4.000%	7/1/2029	1,010	1,061
	Georgia GO	5.000%	7/1/2029	10	10
	Georgia GO	5.000%	7/1/2029	180	196
	Georgia GO	5.000%	7/1/2029	150	160
	Georgia GO	5.000%	8/1/2029	50	54
	Georgia GO	3.000%	2/1/2030	460	460
	Georgia GO	5.000%	2/1/2030	100	103
	Georgia GO	5.000%	7/1/2030	575	626
	Georgia GO	5.000%	7/1/2030	635	706
	Georgia GO	5.000%	7/1/2030	200	213
	Georgia GO	5.000%	8/1/2030	125	139
	Georgia GO	4.000%	2/1/2031	1,000	1,001
	Georgia GO	5.000%	7/1/2031	75	82
	Georgia GO	5.000%	7/1/2031	125	133
	Georgia GO	5.000%	7/1/2031	360	408
	Georgia GO	5.000%	7/1/2032	65	71
[4]	Georgia Local Government COP	4.750%	6/1/2028	175	179
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	105	106
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2026	1,730	1,752
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2027	625	648
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2028	290	307
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	605	654
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2030	215	237
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2031	195	215
	Gwinnett County School District GO	5.000%	8/1/2026	350	356
	Gwinnett County School District GO	5.000%	8/1/2027	795	828
	Gwinnett County School District GO	5.000%	2/1/2032	1,485	1,700
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2031	55	62
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	645	700
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	775	841
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	375	407
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2030	690	765
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	215	246
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	1,000	1,145
	Richmond County Board of Education GO	5.000%	10/1/2030	395	440
	Richmond County Board of Education GO	5.000%	10/1/2031	575	652
	Richmond County Board of Education GO	5.000%	10/1/2032	1,300	1,495
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/2026	410	412
					32,082
Hawaii (1.0%)
	Hawaii GO	5.000%	1/1/2026	75	75
	Hawaii GO	4.000%	4/1/2026	65	65
	Hawaii GO	5.000%	5/1/2026	140	141
	Hawaii GO	5.000%	10/1/2026	445	447
	Hawaii GO	5.000%	10/1/2026	665	679
	Hawaii GO	5.000%	4/1/2027	165	166
	Hawaii GO	5.000%	5/1/2027	200	207
	Hawaii GO	5.000%	8/1/2027	350	350
	Hawaii GO	5.000%	10/1/2027	215	219
	Hawaii GO	5.000%	10/1/2027	225	229
	Hawaii GO	5.000%	1/1/2028	510	535
14

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii GO	4.000%	4/1/2028	285	286
	Hawaii GO	5.000%	5/1/2028	50	52
	Hawaii GO	5.000%	10/1/2028	205	209
	Hawaii GO	5.000%	1/1/2029	380	399
	Hawaii GO	4.000%	4/1/2029	100	100
	Hawaii GO	5.000%	10/1/2029	1,395	1,422
	Hawaii GO	5.000%	1/1/2030	345	362
	Hawaii GO	4.000%	5/1/2030	30	30
	Hawaii GO	5.000%	1/1/2031	145	152
	Hawaii GO	4.000%	5/1/2031	165	168
	Hawaii GO	4.000%	10/1/2031	475	479
	Hawaii GO	5.000%	10/1/2031	140	146
	Hawaii GO	3.000%	4/1/2032	830	827
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	150	151
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	315	317
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2026	310	316
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	150	155
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	485	500
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2027	200	209
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	925	975
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	300	316
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2028	780	831
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	355	382
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	310	334
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2029	370	394
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	220	242
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	565	621
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2030	135	144
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	990	1,088
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	765	858
					15,578
Idaho (0.6%)
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/2029	230	249
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/2026	375	380
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2026	1,045	1,058
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2026	500	506
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	1,215	1,259
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	500	518
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	410	435
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	500	530
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	775	858
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	180	199
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	245	276
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	280	316
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	1,850	2,118
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	750	859
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/2027	15	15
					9,576
Illinois (5.6%)
	Chicago IL GO	5.000%	1/1/2027	250	253
	Chicago IL GO	5.000%	1/1/2028	155	158
	Chicago IL GO	0.000%	1/1/2029	100	90
	Chicago IL GO	5.000%	1/1/2029	150	155
	Chicago IL GO	5.000%	1/1/2030	775	807
	Chicago IL GO	5.000%	1/1/2031	255	268
	Chicago IL GO	5.000%	1/1/2032	375	393
	Chicago IL GO	5.000%	1/1/2032	100	106
	Chicago IL GO, ETM	5.000%	1/1/2026	150	150
[4]	Chicago IL GO, ETM	0.000%	1/1/2028	210	197
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	660	738
[6]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2026	100	100
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2026	210	210
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	160	164
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	1,405	1,471
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2028	95	98
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	1,285	1,287
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	635	679
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	1,155	1,235
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,280	1,282
15

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	610	664
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	610	678
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	655	656
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	260	293
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	1,050	1,098
	Cook County IL GO	4.000%	11/15/2026	305	309
[1]	Cook County IL GO	5.000%	11/15/2026	545	558
	Cook County IL GO	4.000%	11/15/2027	615	629
	Cook County IL GO	5.000%	11/15/2028	65	69
	Cook County IL GO	5.000%	11/15/2029	860	933
	Cook County IL GO	5.000%	11/15/2030	190	193
	Cook County IL GO	5.000%	11/15/2031	310	315
	Cook County IL GO	5.000%	11/15/2031	205	225
	Cook County IL GO	5.000%	11/15/2032	250	274
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	875	942
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2031	385	414
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	530	580
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	655	730
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	1,115	1,259
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	465	525
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2028	150	158
	Illinois GO	5.000%	12/1/2025	135	135
	Illinois GO	5.000%	2/1/2026	1,190	1,194
	Illinois GO	5.000%	2/1/2026	1,185	1,189
	Illinois GO	5.000%	3/1/2026	350	352
	Illinois GO	5.000%	3/1/2026	150	151
	Illinois GO	5.000%	3/1/2026	150	151
	Illinois GO	5.000%	5/1/2026	500	504
	Illinois GO	5.000%	7/1/2026	265	268
	Illinois GO	5.000%	9/1/2026	690	701
	Illinois GO	5.000%	10/1/2026	280	285
	Illinois GO	5.000%	11/1/2026	280	285
	Illinois GO	5.000%	11/1/2026	1,000	1,019
	Illinois GO	5.000%	12/1/2026	5	5
	Illinois GO	5.000%	2/1/2027	930	951
	Illinois GO	5.000%	2/1/2027	780	799
	Illinois GO	5.000%	3/1/2027	690	708
	Illinois GO	5.000%	3/1/2027	400	410
	Illinois GO	5.000%	3/1/2027	200	205
	Illinois GO	5.000%	3/1/2027	290	297
	Illinois GO	5.000%	6/1/2027	155	157
	Illinois GO	5.000%	7/1/2027	525	542
	Illinois GO	5.000%	10/1/2027	65	67
	Illinois GO	5.000%	10/1/2027	50	52
	Illinois GO	5.000%	11/1/2027	3,320	3,447
	Illinois GO	5.000%	2/1/2028	1,175	1,202
	Illinois GO	5.000%	3/1/2028	350	366
	Illinois GO	5.000%	3/1/2028	235	246
	Illinois GO	5.000%	3/1/2028	150	157
	Illinois GO	5.000%	5/1/2028	260	273
	Illinois GO	5.000%	5/1/2028	230	241
	Illinois GO	5.000%	7/1/2028	960	1,010
	Illinois GO	5.250%	9/1/2028	2,000	2,124
	Illinois GO	5.000%	10/1/2028	190	201
	Illinois GO	5.000%	11/1/2028	425	441
	Illinois GO	5.000%	11/1/2028	85	90
	Illinois GO	5.000%	12/1/2028	25	26
	Illinois GO	5.000%	2/1/2029	370	378
	Illinois GO	5.000%	2/1/2029	355	377
	Illinois GO	5.000%	3/1/2029	1,030	1,095
	Illinois GO	5.000%	3/1/2029	220	234
	Illinois GO	5.000%	5/1/2029	100	107
	Illinois GO	5.000%	5/1/2029	95	101
	Illinois GO	5.000%	7/1/2029	595	637
	Illinois GO	5.000%	10/1/2029	210	222
	Illinois GO	5.000%	10/1/2029	155	166
	Illinois GO	5.000%	10/1/2029	100	106
	Illinois GO	5.000%	11/1/2029	1,120	1,160
[1]	Illinois GO	4.000%	2/1/2030	425	429
	Illinois GO	5.000%	2/1/2030	115	124
16

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	3/1/2030	365	395
	Illinois GO	5.000%	3/1/2030	340	368
	Illinois GO	5.000%	5/1/2030	120	130
	Illinois GO	5.500%	5/1/2030	975	1,045
	Illinois GO	5.000%	7/1/2030	835	909
	Illinois GO	5.000%	10/1/2030	930	981
	Illinois GO	5.000%	10/1/2030	100	105
	Illinois GO	5.000%	12/1/2030	245	269
[1]	Illinois GO	4.000%	2/1/2031	290	292
	Illinois GO	5.000%	2/1/2031	590	648
	Illinois GO	5.000%	3/1/2031	315	346
	Illinois GO	5.000%	3/1/2031	200	220
	Illinois GO	5.000%	5/1/2031	215	237
	Illinois GO	5.000%	5/1/2031	620	683
	Illinois GO	5.000%	7/1/2031	655	724
	Illinois GO	5.000%	10/1/2031	1,190	1,296
	Illinois GO	5.000%	12/1/2031	65	72
	Illinois GO	5.000%	2/1/2032	505	562
	Illinois GO	5.000%	3/1/2032	1,510	1,656
	Illinois GO	5.000%	3/1/2032	250	278
	Illinois GO	5.000%	5/1/2032	430	480
	Illinois GO	5.000%	5/1/2032	990	1,104
	Illinois GO	5.000%	12/1/2032	490	549
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2027	500	512
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2030	310	338
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2031	400	444
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	400	451
	Illinois Sales Tax Revenue	5.000%	6/15/2028	350	368
	Illinois Sales Tax Revenue	5.000%	6/15/2030	360	392
	Illinois Sales Tax Revenue	5.000%	6/15/2032	100	112
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2026	435	436
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2026	1,390	1,393
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2026	135	135
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	1,245	1,277
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	425	436
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	5	5
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	960	1,006
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	1,105	1,183
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	930	996
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	315	335
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	720	787
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	150	164
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	450	480
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	625	679
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	325	353
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	705	706
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2031	335	336
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2026	435	439
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	345	329
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2028	510	470
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	230	238
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2030	500	430
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2025	135	135
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2026	455	465
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	20	20
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2028	895	914
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2029	1,040	1,062
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	240	245
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	145	162
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	1,500	1,529
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	325	368
	New Lenox IL GO	3.000%	12/15/2026	60	60
	Ogle Lee & DeKalb Counties Township High School District No. 212 Rochelle GO	3.000%	12/1/2026	60	60
[4]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/2026	70	71
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2029	215	233
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2027	10	10
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2030	1,255	1,353
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2031	310	339
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2027	775	791
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	355	369
17

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	350	371
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	570	614
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2031	500	535
[1]	St. Clair County Community Unit School District No. 187 Cahokia GO, ETM	4.000%	1/1/2028	25	26
					85,041
Indiana (0.4%)
	Carmel Clay Industry Public Library GO	3.000%	7/15/2026	65	65
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	100	110
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	400	441
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2032	215	239
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2032	1,000	1,117
	Indiana Finance Authority Lease Revenue	5.000%	12/1/2025	285	285
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2026	25	25
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2027	775	793
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	150	153
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	645	683
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2029	485	524
	Indiana Finance Authority Water Revenue	5.000%	2/1/2027	315	320
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2029	255	268
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2030	295	310
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2030	350	372
[2]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/2027	235	226
					5,931
Iowa (0.1%)
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	500	575
	Iowa Finance Authority Water Revenue	5.000%	8/1/2027	60	62
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	190	198
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	435	452
	Iowa Finance Authority Water Revenue	5.000%	8/1/2030	150	156
					1,443
Kansas (0.5%)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2026	475	483
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	275	287
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	100	111
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	1,100	1,242
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	100	113
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2032	960	1,100
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/2026	260	263
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.250%	9/1/2026	4,000	4,081
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/2026	270	276
					7,956
Kentucky (0.6%)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2026	325	332
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2027	3,160	3,225
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2028	1,360	1,389
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2026	385	394
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2027	1,060	1,108
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2028	1,230	1,312
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2029	60	65
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	85	90
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	450	492
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2031	200	223
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2031	500	562
					9,192
Louisiana (0.3%)
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2026	500	505
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	250	281
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	250	285
	Louisiana GO	5.000%	8/1/2026	25	26
	Louisiana GO	5.000%	8/1/2027	410	416
	Louisiana GO	5.000%	2/1/2028	165	174
	Louisiana GO	5.000%	8/1/2028	340	345
	Louisiana GO	5.000%	2/1/2030	5	6
	Louisiana GO	5.000%	9/1/2030	850	946
	Louisiana GO	5.000%	9/1/2031	65	74
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2028	100	103
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2030	160	165
18

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project), Prere.	5.500%	5/15/2026	75	76
New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/2025	1,300	1,300
				4,702
Maryland (3.3%)
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	125	128
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	270	276
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2026	1,000	1,023
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	405	422
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2027	80	82
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2027	365	381
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	230	240
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2028	340	355
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2028	750	802
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	190	198
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2029	175	178
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2029	700	765
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2030	500	558
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2031	750	751
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/2031	275	258
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2031	150	170
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2032	340	340
Maryland GO	5.000%	3/15/2026	110	111
Maryland GO	5.000%	3/15/2026	550	554
Maryland GO	5.000%	3/15/2026	415	418
Maryland GO	3.000%	8/1/2026	120	120
Maryland GO	4.000%	8/1/2026	260	263
Maryland GO	5.000%	8/1/2026	590	600
Maryland GO	5.000%	8/1/2026	280	285
Maryland GO	5.000%	8/1/2026	360	366
Maryland GO	5.000%	8/1/2026	1,635	1,662
Maryland GO	5.000%	8/1/2026	100	102
Maryland GO	5.000%	3/1/2027	110	113
Maryland GO	5.000%	3/15/2027	885	913
Maryland GO	5.000%	3/15/2027	365	377
Maryland GO	5.000%	3/15/2027	380	392
Maryland GO	5.000%	3/15/2027	340	351
Maryland GO	3.000%	8/1/2027	215	215
Maryland GO	5.000%	8/1/2027	155	161
Maryland GO	5.000%	8/1/2027	105	109
Maryland GO	5.000%	8/1/2027	715	744
Maryland GO	5.000%	8/1/2027	120	125
Maryland GO	5.000%	8/1/2027	355	370
Maryland GO	5.000%	8/1/2027	100	104
Maryland GO	4.000%	3/1/2028	670	691
Maryland GO	5.000%	3/15/2028	425	438
Maryland GO	5.000%	3/15/2028	375	396
Maryland GO	5.000%	3/15/2028	485	512
Maryland GO	5.000%	6/1/2028	190	201
Maryland GO	4.000%	8/1/2028	395	410
Maryland GO	5.000%	8/1/2028	230	245
Maryland GO	5.000%	8/1/2028	600	639
Maryland GO	5.000%	8/1/2028	380	405
Maryland GO	5.000%	8/1/2028	1,015	1,080
Maryland GO	5.000%	8/1/2028	1,390	1,480
Maryland GO	5.000%	8/1/2028	2,345	2,496
Maryland GO	4.000%	3/1/2029	365	382
Maryland GO	5.000%	3/1/2029	495	534
Maryland GO	5.000%	3/15/2029	290	306
Maryland GO	5.000%	3/15/2029	105	113
Maryland GO	5.000%	3/15/2029	510	550
Maryland GO	5.000%	6/1/2029	1,500	1,626
Maryland GO	4.000%	8/1/2029	190	200
Maryland GO	5.000%	8/1/2029	350	381
Maryland GO	5.000%	8/1/2029	770	819
Maryland GO	5.000%	8/1/2029	500	519
Maryland GO	5.000%	8/1/2029	90	98
Maryland GO	5.000%	8/1/2029	1,750	1,904
Maryland GO	5.000%	3/15/2030	305	322
19

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland GO	5.000%	3/15/2030	900	970
Maryland GO	5.000%	3/15/2030	570	628
Maryland GO	3.250%	8/1/2030	150	150
Maryland GO	5.000%	8/1/2030	155	168
Maryland GO	5.000%	8/1/2030	255	283
Maryland GO	5.000%	8/1/2030	510	567
Maryland GO	5.000%	8/1/2030	690	734
Maryland GO	5.000%	3/1/2031	475	534
Maryland GO	5.000%	3/15/2031	975	1,051
Maryland GO	5.000%	3/15/2031	235	259
Maryland GO	5.000%	3/15/2031	245	276
Maryland GO	3.000%	6/1/2031	165	165
Maryland GO	5.000%	8/1/2031	180	195
Maryland GO	5.000%	8/1/2031	175	186
Maryland GO	5.000%	8/1/2031	505	560
Maryland GO	5.000%	8/1/2031	560	634
Maryland GO	5.000%	3/1/2032	1,110	1,243
Maryland GO	5.000%	3/15/2032	480	527
Maryland GO	5.000%	6/1/2032	300	344
Maryland GO	5.000%	8/1/2032	1,365	1,539
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program), Prere.	5.000%	5/1/2026	135	136
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program), Prere.	5.000%	5/1/2026	430	434
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/2028	135	143
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2031	50	56
Montgomery County MD GO	5.000%	10/1/2026	360	367
Montgomery County MD GO	5.000%	10/1/2027	115	120
Montgomery County MD GO	5.000%	12/1/2027	855	897
Montgomery County MD GO	5.000%	12/1/2029	120	132
Montgomery County MD GO	5.000%	12/1/2031	1,525	1,740
Montgomery County MD GO	5.000%	12/1/2032	925	1,069
Prince George's County MD GO	5.000%	7/15/2026	85	86
Prince George's County MD GO	5.000%	9/15/2026	55	56
Prince George's County MD GO	5.000%	7/15/2027	465	483
Prince George's County MD GO	5.000%	7/15/2028	530	564
Prince George's County MD GO	3.000%	9/15/2028	175	175
Prince George's County MD GO	5.000%	7/15/2029	610	648
Prince George's County MD GO	5.000%	7/15/2031	120	127
				50,375
Massachusetts (3.0%)
Commonwealth of Massachusetts GO	3.000%	12/1/2025	385	385
Commonwealth of Massachusetts GO	5.000%	1/1/2026	205	205
Commonwealth of Massachusetts GO	5.000%	3/1/2026	50	50
Commonwealth of Massachusetts GO	5.000%	4/1/2026	10	10
Commonwealth of Massachusetts GO	5.000%	5/1/2026	100	101
Commonwealth of Massachusetts GO	5.000%	7/1/2026	145	147
Commonwealth of Massachusetts GO	5.000%	7/1/2026	515	522
Commonwealth of Massachusetts GO	5.000%	7/1/2026	785	796
Commonwealth of Massachusetts GO	5.000%	7/1/2026	360	365
Commonwealth of Massachusetts GO	5.000%	10/1/2026	140	143
Commonwealth of Massachusetts GO	5.000%	11/1/2026	95	97
Commonwealth of Massachusetts GO	5.000%	11/1/2026	195	199
Commonwealth of Massachusetts GO	3.000%	12/1/2026	105	105
Commonwealth of Massachusetts GO	5.000%	12/1/2026	220	225
Commonwealth of Massachusetts GO	5.000%	1/1/2027	455	467
Commonwealth of Massachusetts GO	5.000%	5/1/2027	100	104
Commonwealth of Massachusetts GO	5.000%	7/1/2027	530	551
Commonwealth of Massachusetts GO	5.000%	7/1/2027	250	253
Commonwealth of Massachusetts GO	5.000%	7/1/2027	560	582
Commonwealth of Massachusetts GO	5.000%	7/1/2027	180	187
Commonwealth of Massachusetts GO	5.000%	9/1/2027	855	892
Commonwealth of Massachusetts GO	5.000%	10/1/2027	330	345
Commonwealth of Massachusetts GO	5.000%	11/1/2027	15	16
Commonwealth of Massachusetts GO	5.000%	11/1/2027	235	246
Commonwealth of Massachusetts GO	3.000%	12/1/2027	300	302
Commonwealth of Massachusetts GO	5.000%	1/1/2028	700	736
Commonwealth of Massachusetts GO	5.000%	5/1/2028	100	106
Commonwealth of Massachusetts GO	3.000%	7/1/2028	275	275
Commonwealth of Massachusetts GO	3.250%	7/1/2028	100	100
20

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	150	152
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	820	872
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	300	319
	Commonwealth of Massachusetts GO	5.250%	8/1/2028	215	230
	Commonwealth of Massachusetts GO	5.000%	11/1/2028	125	134
	Commonwealth of Massachusetts GO	5.000%	11/1/2028	525	562
	Commonwealth of Massachusetts GO	5.000%	1/1/2029	105	110
	Commonwealth of Massachusetts GO	5.000%	3/1/2029	365	394
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	100	108
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	10	10
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	390	424
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	270	293
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	325	353
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	5	5
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	100	109
	Commonwealth of Massachusetts GO	5.000%	10/1/2029	450	492
	Commonwealth of Massachusetts GO	5.000%	11/1/2029	10	11
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	445	468
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	25	27
	Commonwealth of Massachusetts GO	5.000%	3/1/2030	1,995	2,199
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	215	239
[2]	Commonwealth of Massachusetts GO	5.500%	8/1/2030	670	749
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	130	145
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	385	420
	Commonwealth of Massachusetts GO	5.000%	10/1/2030	275	307
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	220	246
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	725	811
	Commonwealth of Massachusetts GO	5.000%	12/1/2030	1,700	1,905
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	270	290
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	100	105
	Commonwealth of Massachusetts GO	5.000%	2/1/2031	220	247
	Commonwealth of Massachusetts GO	5.000%	3/1/2031	1,145	1,288
	Commonwealth of Massachusetts GO	5.000%	5/1/2031	115	130
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	345	350
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	330	334
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	500	566
	Commonwealth of Massachusetts GO	5.000%	9/1/2031	270	307
	Commonwealth of Massachusetts GO	5.000%	10/1/2031	1,935	2,200
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	90	94
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	255	290
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	210	239
	Commonwealth of Massachusetts GO	5.000%	12/1/2031	165	188
	Commonwealth of Massachusetts GO	5.000%	1/1/2032	100	105
	Commonwealth of Massachusetts GO	5.000%	1/1/2032	360	386
	Commonwealth of Massachusetts GO	5.000%	3/1/2032	1,095	1,253
	Commonwealth of Massachusetts GO	5.000%	5/1/2032	500	574
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	500	575
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2027	645	665
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2028	130	138
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2030	65	72
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/2026	225	227
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	920	933
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	230	239
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2028	300	278
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	15	16
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2028	430	461
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2029	55	49
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	80	87
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2029	335	368
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2030	105	118
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	250	284
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	325	307
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2029	280	257
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2026	265	269
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2027	255	259
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2027	150	157
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/2029	235	236
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2030	435	480
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2031	35	36
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/2032	400	463
21

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	1,185	1,348
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2029	500	541
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2027	495	509
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2028	250	264
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2030	400	441
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2031	250	281
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2032	500	572
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/2026	205	206
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2026	230	231
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2027	525	539
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2027	130	134
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2030	65	70
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2032	805	863
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2026	250	254
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2026	465	474
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2027	40	42
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2028	280	301
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2029	435	442
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	155	158
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	165	172
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2031	455	474
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	5	5
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	400	407
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	75	76
					45,330
Michigan (1.5%)
[1,7]	Detroit City School District GO	6.000%	5/1/2029	1,245	1,325
[1,7]	Detroit City School District GO	5.250%	5/1/2030	355	393
[1,7]	Detroit City School District GO	5.250%	5/1/2032	410	462
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2026	2,510	2,545
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	250	281
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	650	731
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2030	200	203
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2027	535	555
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2031	110	124
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2031	730	822
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	690	788
	Michigan Appropriations Revenue GAN	5.000%	3/15/2026	1,385	1,394
	Michigan Appropriations Revenue GAN	5.000%	3/15/2027	1,620	1,668
	Michigan Finance Authority Water Revenue	5.000%	10/1/2027	70	71
	Michigan Finance Authority Water Revenue	5.000%	10/1/2028	930	947
	Michigan Finance Authority Water Revenue	5.000%	10/1/2029	1,520	1,548
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2030	245	250
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2031	1,230	1,255
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2026	190	194
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2028	100	107
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2031	360	404
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2032	1,635	1,866
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2027	590	618
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2028	740	793
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2029	350	384
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2030	735	823
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	290	331
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	285	318
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2029	230	252
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2030	510	571
	University of Michigan College & University Revenue	5.000%	4/1/2026	70	71
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2026	385	388
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2026	175	176
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	125	129
					22,787
Minnesota (1.5%)
	Metropolitan Council GAN GO	5.000%	12/1/2025	820	820
	Metropolitan Council GAN GO	5.000%	12/1/2026	1,250	1,280
	Metropolitan Council GAN GO	5.000%	12/1/2027	355	372
	Metropolitan Council GAN GO	5.000%	12/1/2028	415	445
	Metropolitan Council GAN GO	5.000%	12/1/2029	190	207
	Metropolitan Council GO	5.000%	3/1/2026	155	156
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2026	105	105
22

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2027	120	123
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2028	230	236
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	190	194
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	590	604
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2031	545	558
	Minnesota Appropriations Revenue	5.000%	3/1/2027	460	474
	Minnesota Appropriations Revenue	5.000%	3/1/2028	275	290
	Minnesota Appropriations Revenue	5.000%	3/1/2029	230	248
	Minnesota GO	5.000%	8/1/2026	230	234
	Minnesota GO	5.000%	8/1/2026	275	280
	Minnesota GO	5.000%	8/1/2026	120	122
	Minnesota GO	5.000%	8/1/2026	190	193
	Minnesota GO	5.000%	8/1/2026	2,000	2,033
	Minnesota GO	5.000%	9/1/2026	845	861
	Minnesota GO	5.000%	10/1/2026	55	56
	Minnesota GO	5.000%	8/1/2027	70	71
	Minnesota GO	5.000%	8/1/2027	365	380
	Minnesota GO	5.000%	8/1/2027	245	255
	Minnesota GO	5.000%	9/1/2027	185	193
	Minnesota GO	5.000%	10/1/2027	455	476
	Minnesota GO	5.000%	8/1/2028	175	186
	Minnesota GO	5.000%	8/1/2028	910	969
	Minnesota GO	5.000%	9/1/2028	605	646
	Minnesota GO	5.000%	8/1/2029	1,500	1,634
	Minnesota GO	5.000%	9/1/2029	100	109
	Minnesota GO	3.000%	10/1/2029	100	100
	Minnesota GO	5.000%	8/1/2030	170	189
	Minnesota GO	5.000%	8/1/2030	500	556
	Minnesota GO	5.000%	9/1/2030	240	268
	Minnesota GO	3.000%	10/1/2030	250	251
	Minnesota GO	5.000%	9/1/2031	965	1,097
	Minnesota GO	5.000%	8/1/2032	1,590	1,833
	Minnesota GO	5.000%	8/1/2032	750	865
	Minnesota GO	5.000%	8/1/2032	380	438
	Minnesota GO	5.000%	9/1/2032	70	79
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2026	435	438
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2027	515	531
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2031	290	326
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2032	335	383
					22,164
Mississippi (0.3%)
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	100	109
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2031	300	334
	Mississippi GO	5.000%	10/1/2026	425	427
	Mississippi GO	5.000%	10/1/2027	1,025	1,071
	Mississippi GO	5.000%	10/1/2028	640	668
	Mississippi GO	5.000%	10/1/2029	815	851
	Mississippi GO	5.000%	10/1/2030	350	365
	Mississippi GO, Prere.	5.000%	10/1/2027	345	361
	Mississippi GO, Prere.	5.000%	10/1/2027	20	21
	Mississippi GO, Prere.	5.000%	10/1/2027	100	105
	Mississippi GO, Prere.	5.000%	10/1/2027	25	26
[1]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/2028	40	42
					4,380
Missouri (0.5%)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	385	398
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/2026	200	202
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2026	265	268
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2028	210	222
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2029	365	394
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2031	360	405
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2032	1,130	1,291
[5]	Missouri Highway & Transportation Commission Government Fund/Grant Revenue	5.000%	5/1/2028	1,000	1,057
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/2026	250	251
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/2026	270	273
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/2028	270	279
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2028	100	107
23

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	1,675	1,868
					7,015
Nebraska (0.2%)
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2032	160	179
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	940	985
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2030	235	252
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2031	820	880
					2,296
Nevada (0.7%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	115	117
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	525	544
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	810	859
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	1,400	1,515
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	125	135
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	135	146
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	125	142
	Clark County NV GO	5.000%	11/1/2026	480	491
	Clark County NV GO	5.000%	11/1/2027	30	31
	Clark County NV GO	5.000%	11/1/2028	105	107
	Clark County NV GO	4.000%	11/1/2031	145	146
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2026	140	142
	Clark County School District GO	5.000%	6/15/2026	675	676
	Clark County School District GO	5.000%	6/15/2026	435	440
	Clark County School District GO	5.000%	6/15/2027	490	490
	Clark County School District GO	5.000%	6/15/2027	160	166
	Clark County School District GO	5.000%	6/15/2028	1,200	1,270
	Las Vegas Valley Water District GO	5.000%	12/1/2025	95	95
	Nevada GO	5.000%	10/1/2026	1,625	1,658
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2025	160	160
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2026	585	591
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2027	330	334
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2028	235	238
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2030	220	227
					10,720
New Hampshire (0.0%)
	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	6/1/2032	600	688
New Jersey (6.8%)
[6]	Bayonne NJ GO, Prere.	5.000%	7/1/2026	155	157
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2027	150	141
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/2031	750	800
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	340	340
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	675	689
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	750	751
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	275	283
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2027	700	735
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2028	145	145
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	500	515
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/2026	140	143
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	95	97
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	1,115	1,143
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	1,000	1,030
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	1,225	1,262
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	1,100	1,114
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	1,755	1,845
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	2,330	2,380
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2027	185	190
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/2027	630	644
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	4,545	4,714
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2027	600	619
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2027	1,930	1,989
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	420	436
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	80	83
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2032	1,820	2,086
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	1,125	1,249
	New Jersey GO	5.000%	6/1/2026	3,415	3,455
	New Jersey GO	5.000%	6/1/2027	1,535	1,589
	New Jersey GO	5.000%	6/1/2028	3,865	4,092
	New Jersey GO	5.000%	6/1/2029	2,260	2,444
24

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey GO	4.000%	6/1/2030	3,180	3,366
	New Jersey GO	4.000%	6/1/2031	2,950	3,157
	New Jersey GO	4.000%	6/1/2032	2,975	3,207
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2025	200	200
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2025	1,000	1,001
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	445	432
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	305	296
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	1,190	1,219
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	180	184
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	2,185	2,206
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	570	591
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	10	10
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	1,010	951
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	1,600	1,506
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	200	210
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	420	440
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	4,320	4,367
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	110	111
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	530	561
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,570	1,660
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	380	347
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	400	365
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	985	899
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	1,045	1,116
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	1,300	1,314
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	370	374
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	550	593
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	360	388
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	535	577
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	945	839
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	2,135	1,887
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	2,135	2,157
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	100	101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	2,275	2,499
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	150	165
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	530	582
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	480	412
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	1,880	1,612
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	680	684
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	1,940	1,960
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	725	809
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	565	631
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	430	480
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	585	486
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	1,640	1,361
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	710	732
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	200	217
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	775	862
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	1,435	1,621
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	1,860	1,497
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	490	550
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	150	170
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	4.500%	12/15/2028	250	265
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2028	820	882
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	335	379
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2026	665	666
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2026	15	15
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	105	105
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	350	359
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	750	769
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	160	164
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	340	349
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2027	75	77
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	830	849
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	110	115
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	245	257
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	390	409
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	75	79
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	335	359
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	680	728
25

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	200	218
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	680	743
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	100	111
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	1,065	1,187
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	2,630	2,979
				103,186
New Mexico (0.9%)
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2026	160	162
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2026	225	228
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	1,090	1,132
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	420	436
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	960	1,019
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	430	456
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	520	551
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	905	982
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2030	1,115	1,236
New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2026	520	533
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2026	2,110	2,139
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2026	500	507
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	390	405
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	180	191
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	620	657
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	475	504
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	320	346
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	40	43
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	220	238
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	280	309
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	385	426
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	235	265
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	625	704
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2032	700	770
				14,239
New York (17.1%)
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2026	600	615
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2028	100	108
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2030	200	225
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	235	237
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	225	227
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2029	50	54
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	300	331
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	235	242
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	310	342
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	75	83
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2030	185	206
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	240	250
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	1,100	1,106
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	1,270	1,306
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	155	172
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	1,300	1,460
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2031	445	504
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	710	730
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	365	403
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	490	509
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	135	136
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	160	183
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2026	105	106
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2026	35	35
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2026	500	504
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	170	176
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	110	114
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/2027	210	219
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/2027	205	214
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2029	385	417
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	790	796
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	105	106
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	25	26
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	5	5
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2030	275	304
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2029	410	422
26

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2030	250	257
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2031	235	242
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	35	36
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	30	31
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	20	21
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2029	175	156
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	85	86
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	125	142
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	340	336
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	2,240	2,220
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	425	432
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	420	416
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2028	305	312
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2029	565	579
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	395	395
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	545	470
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2026	350	354
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	35	36
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	295	301
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	820	838
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	405	414
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	1,275	1,302
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2026	535	548
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	270	254
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	550	574
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	110	115
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	75	77
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	70	71
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	260	265
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	220	230
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	450	470
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	215	219
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	755	796
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	735	650
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,575	1,662
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	175	190
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	635	648
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	500	542
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	850	896
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	635	670
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	1,190	1,312
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	100	110
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	300	331
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	1,615	1,781
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	500	559
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	1,250	1,398
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	670	749
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	600	612
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	780	882
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2030	1,015	1,145
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2031	550	627
	Nassau County NY GO	5.000%	10/1/2027	5	5
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2029	55	59
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2026	120	122
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/2027	430	430
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	180	180
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	375	376
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	820	822
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	110	114
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	465	466
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	250	260
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	1,210	1,240
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	565	600
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	625	640
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	15	16
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	135	143
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	465	494
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	250	266
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	315	342
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	240	251
27

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	125	136
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	225	250
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	105	117
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	105	112
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	155	172
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	50	55
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	60	67
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	250	277
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	775	875
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	105	119
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	260	294
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	125	129
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	1,410	1,593
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	365	399
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	415	462
[5]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	2,140	2,453
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	12/15/2025	150	150
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	10	10
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	135	140
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	10	10
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	15	15
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	95	96
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	240	249
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	340	353
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	135	140
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	265	274
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	330	351
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	730	755
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	50	54
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	215	227
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	100	111
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	645	668
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	155	172
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	70	72
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	380	402
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	190	215
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	1,875	1,981
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2026	250	254
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	360	380
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	135	135
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	130	137
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	215	227
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	120	120
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	570	603
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	400	423
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	1,410	1,490
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	1,000	1,003
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2030	625	694
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	600	679
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	500	575
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	235	270
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	110	112
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	370	378
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	90	92
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	80	80
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	105	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	210	215
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	185	189
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	680	695
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	480	502
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	335	351
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	55	58
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	595	623
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	490	513
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	125	131
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	130	136
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	750	785
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	400	419
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	250	262
28

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2028	315	333
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	120	128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,750	1,872
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	660	706
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	470	503
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	625	669
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,305	1,396
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	755	808
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	575	615
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	515	551
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,230	1,316
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	295	316
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2029	195	196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2029	140	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	295	298
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	895	966
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	250	270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	300	325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	260	264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	115	119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	615	670
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	45	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	350	381
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	335	365
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	250	272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	980	1,068
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	250	272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	500	545
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	5,075	5,531
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	255	261
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	225	226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	330	331
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	610	629
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	605	666
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	90	99
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	410	452
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2030	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2030	110	112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	255	255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	250	258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	865	963
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	105	117
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	830	924
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	725	807
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	250	278
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	675	751
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	250	278
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	750	835
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	340	378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	480	534
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	420	422
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	70	70
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2031	80	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	110	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	225	250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	1,700	1,905
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	85	86
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	515	533
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	145	149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	120	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	390	441
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	355	401
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	515	582
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	70	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	780	881
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	725	819
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	250	283
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	250	256
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	1,075	1,079
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	630	648
29

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	500	567
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	150	155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	160	183
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	780	891
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/2027	5	5
New York GO	5.000%	3/15/2030	30	33
New York NY GO	5.000%	8/1/2026	240	241
New York NY GO	5.000%	8/1/2026	160	163
New York NY GO	5.000%	8/1/2026	145	147
New York NY GO	5.000%	8/1/2026	2,720	2,763
New York NY GO	5.000%	8/1/2026	635	645
New York NY GO	5.000%	8/1/2026	190	193
New York NY GO	5.000%	8/1/2026	205	208
New York NY GO	5.000%	8/1/2026	550	559
New York NY GO	5.000%	8/1/2026	270	274
New York NY GO	5.000%	8/1/2026	95	97
New York NY GO	5.000%	8/1/2026	530	538
New York NY GO	5.000%	8/1/2026	120	122
New York NY GO	5.000%	8/1/2026	285	290
New York NY GO	5.000%	8/1/2026	45	46
New York NY GO	5.000%	8/1/2026	300	305
New York NY GO	5.000%	8/1/2026	835	848
New York NY GO	5.000%	9/1/2026	1,325	1,349
New York NY GO	5.000%	3/1/2027	45	46
New York NY GO	5.000%	8/1/2027	155	157
New York NY GO	5.000%	8/1/2027	470	489
New York NY GO	5.000%	8/1/2027	100	104
New York NY GO	5.000%	8/1/2027	465	478
New York NY GO	5.000%	8/1/2027	1,185	1,232
New York NY GO	5.000%	8/1/2027	350	364
New York NY GO	5.000%	8/1/2027	460	478
New York NY GO	5.000%	8/1/2027	220	229
New York NY GO	5.000%	8/1/2027	305	317
New York NY GO	5.000%	8/1/2027	655	681
New York NY GO	5.000%	8/1/2027	200	208
New York NY GO	5.000%	8/1/2027	340	354
New York NY GO	5.000%	9/1/2027	1,310	1,365
New York NY GO	5.000%	9/1/2027	1,040	1,084
New York NY GO	5.000%	2/1/2028	350	367
New York NY GO	5.000%	8/1/2028	435	447
New York NY GO	5.000%	8/1/2028	425	441
New York NY GO	5.000%	8/1/2028	215	224
New York NY GO	5.000%	8/1/2028	435	461
New York NY GO	5.000%	8/1/2028	160	169
New York NY GO	5.000%	8/1/2028	220	233
New York NY GO	5.000%	8/1/2028	265	281
New York NY GO	5.000%	8/1/2028	345	365
New York NY GO	5.000%	8/1/2028	750	794
New York NY GO	5.000%	8/1/2028	500	529
New York NY GO	5.000%	9/1/2028	360	382
New York NY GO	5.000%	9/1/2028	300	318
New York NY GO	5.000%	2/1/2029	3,100	3,314
New York NY GO	5.000%	8/1/2029	135	140
New York NY GO	5.000%	8/1/2029	760	821
New York NY GO	5.000%	8/1/2029	135	146
New York NY GO	5.000%	8/1/2029	160	173
New York NY GO	5.000%	8/1/2029	570	615
New York NY GO	5.000%	8/1/2029	145	157
New York NY GO	5.000%	8/1/2029	2,120	2,289
New York NY GO	5.000%	8/1/2029	370	399
New York NY GO	5.000%	8/1/2029	400	432
New York NY GO	5.000%	10/1/2029	60	65
New York NY GO	5.000%	2/1/2030	855	931
New York NY GO	5.000%	4/1/2030	205	224
New York NY GO	5.000%	8/1/2030	5	5
New York NY GO	5.000%	8/1/2030	115	117
New York NY GO	5.000%	8/1/2030	165	181
New York NY GO	5.000%	8/1/2030	855	940
New York NY GO	5.000%	8/1/2030	1,225	1,347
30

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/2030	100	110
	New York NY GO	5.000%	8/1/2030	510	545
	New York NY GO	5.000%	8/1/2030	190	209
	New York NY GO	5.000%	8/1/2030	160	176
	New York NY GO	5.000%	8/1/2030	245	269
	New York NY GO	5.000%	8/1/2030	900	990
	New York NY GO	5.000%	9/1/2030	70	77
	New York NY GO	5.000%	10/1/2030	395	427
	New York NY GO	5.250%	10/1/2030	145	152
	New York NY GO	5.000%	2/1/2031	400	444
	New York NY GO	5.000%	3/1/2031	800	889
	New York NY GO	5.000%	8/1/2031	95	99
	New York NY GO	5.000%	8/1/2031	810	891
	New York NY GO	5.000%	8/1/2031	490	548
	New York NY GO	5.000%	8/1/2031	675	742
	New York NY GO	5.000%	8/1/2031	330	369
	New York NY GO	5.000%	8/1/2031	285	319
	New York NY GO	5.000%	8/1/2031	335	375
	New York NY GO	5.000%	8/1/2031	500	559
	New York NY GO	5.000%	9/1/2031	770	862
	New York NY GO	5.000%	10/1/2031	255	286
	New York NY GO	5.000%	10/1/2031	500	560
	New York NY GO	5.250%	10/1/2031	235	246
	New York NY GO	5.000%	2/1/2032	470	529
	New York NY GO	5.000%	3/1/2032	390	439
	New York NY GO	5.000%	4/1/2032	125	139
	New York NY GO	5.000%	8/1/2032	1,780	1,954
	New York NY GO	5.000%	8/1/2032	120	136
	New York NY GO	5.000%	10/1/2032	315	340
	New York NY GO	5.000%	10/1/2032	1,000	1,135
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2030	120	136
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2027	285	300
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2028	100	108
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	100	101
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	230	233
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2028	240	257
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	315	351
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	190	210
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	400	405
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	550	625
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	240	270
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2031	250	286
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	2,170	2,251
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	500	571
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2026	35	35
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	100	105
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	305	322
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	500	527
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	350	379
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	250	270
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	480	493
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	670	696
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	5	6
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	1,020	1,123
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	200	214
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	120	132
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	280	308
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	425	468
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/2030	285	302
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	110	114
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	695	715
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,185	1,300
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	180	202
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	400	449
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	265	281
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	105	113
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	440	488
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	1,395	1,566
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	490	550
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	175	197
31

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	830	853
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	925	961
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	245	268
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	175	187
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	1,195	1,320
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	715	758
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	1,815	2,071
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	515	588
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	795	907
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	465	531
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	500	571
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	120	121
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	80	80
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2026	100	101
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2026	25	25
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	165	170
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	335	345
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	15	16
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	1,075	1,137
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	310	327
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	500	541
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	125	135
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	820	835
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	130	132
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	110	113
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	360	375
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	260	271
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/2028	10	11
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	1,000	1,021
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	95	99
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2028	15	16
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	200	214
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	200	209
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	500	545
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2030	135	149
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	200	209
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	190	203
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	775	863
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	380	423
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2031	130	146
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	290	328
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	160	163
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	100	107
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	195	198
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	200	218
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	280	285
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	100	111
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	200	203
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	165	187
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	1,195	1,215
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	1,000	1,147
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2026	560	564
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2028	250	264
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	195	210
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	130	140
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	405	446
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	1,505	1,690
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	200	223
	New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/2029	60	65
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	360	380
32

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2029	350	378
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	150	153
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	390	402
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	405	426
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	655	724
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	500	509
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	145	153
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	185	195
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	1,060	1,129
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	1,360	1,532
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	440	448
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	1,915	2,037
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	190	217
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	500	571
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2026	50	50
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2026	185	186
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2026	220	221
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	105	108
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	75	77
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	200	204
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	170	173
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	120	124
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	100	106
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	290	323
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	305	347
New York State Thruway Authority Highway Revenue	5.000%	1/1/2026	100	100
New York State Thruway Authority Highway Revenue	5.000%	1/1/2027	325	333
New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	250	269
New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	35	38
New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	5	5
New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	70	77
New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	250	282
New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	50	56
New York State Thruway Authority Highway Revenue	5.000%	1/1/2032	215	246
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2029	1,500	1,619
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	220	242
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	1,500	1,651
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	405	454
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2032	1,365	1,552
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2032	1,505	1,712
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2026	105	106
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2025	100	100
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2026	190	193
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2027	250	257
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2027	500	522
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2028	250	263
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/2028	50	52
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	65	68
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2028	100	107
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2030	250	275
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2030	165	175
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2030	670	749
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2030	25	27
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2030	100	112
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	415	441
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2031	665	758
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/2031	710	720
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2032	680	786
Suffolk County Water Authority Water Revenue	3.000%	6/1/2032	365	365
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2028	55	59
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	560	573
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	985	1,009
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	440	462
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	625	656
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	125	129
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	345	370
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	835	895
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	200	214
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	300	266
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	555	573
33

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	400	438
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	270	296
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	250	215
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	1,605	1,659
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	235	263
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	350	392
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	230	191
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	245	253
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	490	396
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	90	72
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	275	284
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2026	190	191
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2026	780	789
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	1,555	1,620
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	110	115
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	720	750
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	185	196
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	895	955
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	175	190
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2029	950	1,042
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2030	600	666
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	1,615	1,796
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	100	113
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	915	1,025
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2031	40	43
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2031	265	302
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2032	250	252
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2032	860	985
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	50	51
Triborough Bridge & Tunnel Authority Transit Revenue BAN	5.000%	3/15/2029	1,500	1,622
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2027	150	150
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2027	85	85
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	685	694
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	705	714
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	65	67
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	105	113
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	795	824
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2029	680	744
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2029	120	126
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2030	225	243
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2030	100	106
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2030	100	110
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2030	110	118
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2031	290	316
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2031	265	296
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2031	225	247
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2032	240	267
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2032	510	510
				260,823
North Carolina (1.8%)
Guilford County NC GO	5.000%	3/1/2030	305	337
Guilford County NC GO	5.000%	3/1/2031	800	901
Guilford County NC GO	5.000%	3/1/2032	2,040	2,339
North Carolina Appropriations Revenue	5.000%	5/1/2026	770	778
North Carolina Appropriations Revenue	5.000%	6/1/2026	135	137
North Carolina Appropriations Revenue	5.000%	5/1/2027	1,835	1,896
North Carolina Appropriations Revenue	5.000%	5/1/2027	525	542
North Carolina Appropriations Revenue	5.000%	5/1/2028	610	631
North Carolina Appropriations Revenue	5.000%	5/1/2028	1,085	1,147
North Carolina Appropriations Revenue	5.000%	5/1/2029	1,070	1,105
North Carolina Appropriations Revenue	5.000%	5/1/2030	1,185	1,224
North Carolina Appropriations Revenue	3.000%	5/1/2031	150	149
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2026	30	30
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2027	120	124
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2028	820	867
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2029	285	308
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2030	50	55
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2031	300	330
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2032	50	50
34

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina GO	5.000%	6/1/2026	245	248
[5]	North Carolina GO	5.000%	6/1/2027	650	669
[5]	North Carolina GO	5.000%	6/1/2028	810	852
[5]	North Carolina GO	5.000%	6/1/2029	690	741
	North Carolina GO	4.000%	6/1/2031	150	157
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2026	780	785
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2026	1,500	1,509
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	935	963
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2028	500	527
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	115	124
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	250	269
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	575	617
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	605	664
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	1,300	1,396
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2032	2,025	2,171
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2026	10	10
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2027	310	311
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2028	310	311
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2031	40	40
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/2030	270	297
	Wake County NC GO	5.000%	4/1/2032	1,025	1,175
					26,786
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	1,180	1,181
Ohio (2.1%)
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/2046	2,000	2,010
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2026	100	100
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2027	175	180
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	225	236
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	270	289
[4]	Cincinnati City School District GO	5.250%	12/1/2029	220	242
[4]	Cincinnati City School District GO	5.250%	12/1/2031	1,000	1,149
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2028	100	105
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2029	250	267
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2030	100	108
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2031	105	116
	Columbus OH GO	5.000%	7/1/2026	125	127
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2029	840	850
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2030	15	15
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/2029	45	49
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/2029	20	22
[2]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2028	20	18
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2031	475	480
	Ohio GO	5.000%	5/1/2026	890	899
	Ohio GO	5.000%	8/1/2026	505	513
	Ohio GO	5.000%	9/15/2026	450	459
	Ohio GO	5.000%	5/1/2027	325	336
	Ohio GO	5.000%	8/1/2027	730	760
	Ohio GO	5.000%	9/15/2027	305	318
	Ohio GO	5.000%	11/1/2027	220	230
	Ohio GO	5.000%	5/1/2028	125	132
	Ohio GO	5.000%	8/1/2028	125	133
	Ohio GO	5.000%	9/15/2028	305	326
	Ohio GO	5.000%	11/1/2028	215	230
	Ohio GO	5.000%	9/15/2029	260	284
	Ohio GO	5.000%	6/15/2030	165	183
	Ohio GO	5.000%	11/1/2030	1,635	1,827
	Ohio GO	5.000%	3/15/2032	1,000	1,145
	Ohio GO	5.000%	11/1/2032	560	647
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2025	10	10
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2026	85	87
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2027	160	168
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2028	75	76
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2029	250	253
	Ohio State University College & University Revenue	5.000%	12/1/2029	175	191
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	280	301
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	160	168
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2030	165	173
35

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	50	56
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	55	58
Ohio Water Development Authority Lease Revenue	5.000%	6/1/2028	1,165	1,228
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2025	105	105
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2025	105	105
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2026	1,115	1,128
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2026	425	430
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	185	192
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2029	610	668
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2030	475	531
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2031	350	399
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2032	175	193
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue, Prere.	5.000%	12/1/2025	1,000	1,000
Ohio Water Development Authority Water Revenue	5.000%	6/1/2028	775	822
Ohio Water Development Authority Water Revenue	5.000%	12/1/2028	980	1,051
Ohio Water Development Authority Water Revenue	5.000%	6/1/2029	1,970	2,124
Ohio Water Development Authority Water Revenue	5.000%	12/1/2029	3,435	3,744
Ohio Water Development Authority Water Revenue	5.000%	6/1/2031	575	649
Ohio Water Development Authority Water Revenue	5.000%	6/1/2032	740	834
Rickenbacker Port Authority Miscellaneous Revenue	5.375%	1/1/2032	175	194
Upper Arlington City School District GO, Prere.	5.000%	12/1/2027	110	115
Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/2025	50	50
				31,888
Oklahoma (0.6%)
Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/2029	590	587
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2027	900	915
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2026	175	177
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2027	480	490
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	390	398
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2029	865	883
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2030	370	378
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2031	180	184
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2032	130	133
Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/2027	50	50
Oklahoma County Independent School District No. 12 Edmond GO	3.000%	3/1/2026	55	55
Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/2026	325	325
Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2027	380	388
Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2028	50	52
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2027	170	175
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2028	250	263
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	1,300	1,448
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2026	635	636
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2027	635	652
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2028	380	398
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2030	230	251
				8,838
Oregon (0.3%)
Metro OR GO	5.000%	6/1/2026	30	30
Multnomah County OR GO	5.000%	6/15/2027	200	207
Multnomah County OR GO	5.000%	6/15/2029	300	325
Multnomah County OR School District No. 1J Portland GO	5.000%	6/15/2026	105	106
Multnomah County OR School District No. 1J Portland GO	5.000%	6/15/2027	615	638
Multnomah County OR School District No. 1J Portland GO	5.000%	6/15/2028	255	271
Oregon (Article XI-Q-State Project) GO	5.000%	5/1/2027	225	233
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2026	590	604
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2029	500	547
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2030	345	386
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2031	165	188
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2032	750	864
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	100	107
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	360	375
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	305	318
Washington County OR GO, Prere.	3.000%	7/1/2029	20	20
				5,219
Pennsylvania (3.6%)
Allegheny County PA GO	5.000%	11/1/2028	70	71
Allegheny County PA GO	5.000%	11/1/2029	500	510
36

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	1/1/2026	740	741
	Commonwealth of Pennsylvania GO	5.000%	3/1/2026	25	25
	Commonwealth of Pennsylvania GO	5.000%	7/15/2026	965	979
	Commonwealth of Pennsylvania GO	5.000%	8/15/2026	525	534
	Commonwealth of Pennsylvania GO	5.000%	8/15/2026	500	509
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	10	10
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	390	397
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	985	1,004
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	1,710	1,743
	Commonwealth of Pennsylvania GO	5.000%	10/1/2026	1,160	1,183
	Commonwealth of Pennsylvania GO	5.000%	1/1/2027	1,010	1,036
	Commonwealth of Pennsylvania GO	5.000%	1/15/2027	330	339
	Commonwealth of Pennsylvania GO	5.000%	3/1/2027	60	62
	Commonwealth of Pennsylvania GO	5.000%	7/15/2027	520	540
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	735	765
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	1,120	1,166
	Commonwealth of Pennsylvania GO	5.000%	9/1/2027	250	260
	Commonwealth of Pennsylvania GO	5.000%	9/1/2027	1,040	1,083
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	165	168
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	220	224
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	800	820
	Commonwealth of Pennsylvania GO	5.000%	1/15/2028	1,125	1,154
	Commonwealth of Pennsylvania GO	4.000%	2/15/2028	230	236
	Commonwealth of Pennsylvania GO	5.000%	3/1/2028	425	448
	Commonwealth of Pennsylvania GO	5.000%	7/15/2028	985	1,045
	Commonwealth of Pennsylvania GO	5.000%	8/15/2028	100	106
	Commonwealth of Pennsylvania GO	5.000%	8/15/2028	160	170
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	400	426
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	335	357
	Commonwealth of Pennsylvania GO	5.000%	9/15/2028	505	514
	Commonwealth of Pennsylvania GO	5.000%	10/1/2028	785	837
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	100	101
	Commonwealth of Pennsylvania GO	5.000%	7/15/2029	1,000	1,085
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	625	680
	Commonwealth of Pennsylvania GO	5.000%	9/15/2029	325	331
	Commonwealth of Pennsylvania GO	4.000%	1/1/2030	750	759
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	1,000	1,110
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	100	111
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	720	800
	Commonwealth of Pennsylvania GO	4.000%	9/15/2030	220	222
	Commonwealth of Pennsylvania GO	5.000%	10/1/2030	460	512
	Commonwealth of Pennsylvania GO	3.000%	1/1/2031	295	292
	Commonwealth of Pennsylvania GO	4.000%	2/15/2031	250	266
	Commonwealth of Pennsylvania GO	5.000%	5/15/2031	85	95
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	165	186
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	640	722
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	290	327
	Commonwealth of Pennsylvania GO	4.000%	9/15/2031	360	363
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	570	599
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	190	217
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	1,090	1,247
	Commonwealth of Pennsylvania GO	4.000%	9/15/2032	700	706
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2026	855	857
[2]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/2028	2,365	2,516
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2025	65	65
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	210	210
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	80	81
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	110	113
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	60	61
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	690	698
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	1,925	1,969
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/2030	125	133
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	250	284
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	665	687
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,000	1,000
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	895	1,015
	Philadelphia PA GO	5.000%	8/1/2026	120	122
	Philadelphia PA GO	5.000%	8/1/2026	500	508
	Philadelphia PA GO	5.000%	8/1/2027	530	550
	Philadelphia PA GO	5.000%	8/1/2028	760	805
37

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA GO	5.000%	8/1/2030	245	270
	Philadelphia PA GO	5.000%	8/1/2031	705	791
	Philadelphia PA GO	5.000%	8/1/2032	1,100	1,249
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2028	175	186
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2031	385	434
	Philadelphia School District GO	5.000%	9/1/2026	820	834
[6]	Philadelphia School District GO	5.000%	9/1/2027	175	178
	Philadelphia School District GO	5.000%	9/1/2028	710	720
	Philadelphia School District GO	5.000%	9/1/2029	25	25
	Philadelphia School District GO	5.000%	9/1/2030	260	263
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	295	300
[4]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2028	380	350
[4]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	130	116
[1]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/2028	205	218
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2031	500	509
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	1,530	1,556
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	310	332
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/2026	1,190	1,193
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/2029	1,670	1,793
[5]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	4/15/2032	1,250	1,419
					54,603
Rhode Island (0.2%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2026	605	612
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2028	740	747
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2029	175	177
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2030	440	445
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2031	235	238
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/2029	950	986
					3,205
South Carolina (0.9%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2025	120	120
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2026	1,605	1,642
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/2029	30	32
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2025	2,075	2,075
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2026	1,100	1,127
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2027	1,320	1,384
	Horry County SC School District GO	5.000%	3/1/2029	160	172
[2]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/2029	80	73
[2]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/2032	15	12
	South Carolina Association of Governmental Organizations COP	5.000%	3/2/2026	2,600	2,616
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	140	141
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2025	250	250
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2026	895	915
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	85	91
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2026	645	658
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2028	250	267
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2030	190	211
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2031	275	312
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2032	1,120	1,186
					13,284
South Dakota (0.0%)
[6]	Brandon South Dakota Sales Tax Revenue	3.000%	12/1/2026	55	55
Tennessee (0.4%)
	Memphis TN GO	5.000%	4/1/2026	30	30
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2026	85	85
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2026	440	446
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	995	1,008
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	605	621
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2027	195	203
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	190	197
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	355	362
	Nashville & Davidson County TN Metropolitan Government GO	2.500%	1/1/2029	150	147
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2029	30	32
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2029	125	134
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2029	200	204
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2029	90	95
38

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	10	11
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2030	225	229
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2030	15	16
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2031	60	64
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2031	425	475
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2031	95	101
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2032	485	552
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2032	1,000	1,057
					6,069
Texas (9.4%)
	Alamo Community College District GO	5.000%	2/15/2026	3,050	3,065
	Alamo Community College District GO	5.000%	2/15/2027	480	494
	Alamo Community College District GO	5.000%	2/15/2029	385	413
[8]	Allen Independent School District GO	5.000%	2/15/2026	10	10
[5,8]	Allen Independent School District GO	5.000%	2/15/2027	915	941
[8]	Alvin TX Independent School District GO	5.000%	2/15/2026	750	754
[8]	Argyle Independent School District GO PUT	4.000%	8/15/2027	355	362
[8]	Argyle Independent School District GO PUT	4.000%	8/15/2028	550	568
[8]	Austin Independent School District GO	5.000%	8/1/2032	300	338
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2027	125	131
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2028	325	347
	Bexar County TX GO, Prere.	5.000%	6/15/2026	2,335	2,364
	Bexar County TX GO, Prere.	5.000%	6/15/2026	1,000	1,012
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	805	819
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	245	249
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	185	188
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	105	107
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	825	839
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	380	395
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	300	312
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	160	166
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	110	117
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	590	628
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	395	429
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	565	614
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	295	321
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	2,255	2,504
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	300	339
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	735	831
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	475	537
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	1,130	1,221
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	1,000	1,148
[8]	Boerne Independent School District GO, Prere.	4.000%	2/1/2026	2,405	2,410
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2031	495	554
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	500	566
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	135	145
[8]	Conroe Independent School District GO	5.000%	2/15/2029	180	193
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2026	300	301
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	275	276
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	535	551
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2028	160	161
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2029	1,055	1,132
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	1,230	1,348
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2032	100	113
[2]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	290	312
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2029	790	860
[2]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2029	280	307
[2]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2030	130	146
[2]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2031	140	160
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	600	600
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	50	50
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	660	660
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	100	105
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	470	480
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	190	194
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2027	70	73
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	105	112
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	100	107
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	490	533
39

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	150	167
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	415	461
[9]	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	180	199
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	620	700
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	480	548
[8]	Dallas Independent School District GO	5.000%	2/15/2029	625	672
[8]	Dallas Independent School District GO	5.000%	2/15/2029	1,020	1,096
[8]	Dallas Independent School District GO	5.000%	2/15/2030	815	893
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2026	295	296
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2027	195	200
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2028	305	319
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2029	80	85
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2030	80	87
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2031	190	209
	Dallas TX GO	5.000%	2/15/2026	580	583
	Dallas TX GO	5.000%	2/15/2027	200	206
	Dallas TX GO	5.000%	2/15/2027	145	149
	Dallas TX GO	5.000%	2/15/2028	100	105
	Dallas TX GO	5.000%	2/15/2029	220	236
	Dallas TX GO	5.000%	2/15/2030	260	285
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2030	105	107
[8]	Denton Independent School District GO PUT	4.000%	8/15/2028	410	423
[8]	Denton Independent School District GO PUT	4.000%	8/15/2030	210	222
	Denton TX GO	5.000%	2/15/2026	1,985	1,995
	Denton TX GO	5.000%	2/15/2027	990	1,019
	Denton TX GO	5.000%	2/15/2028	495	521
[8]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	360	353
[8]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	770	784
[8]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	860	878
[8]	Frisco Independent School District GO	5.000%	2/15/2029	500	535
[8]	Frisco Independent School District GO	5.000%	2/15/2030	325	356
[8]	Garland Independent School District GO	5.000%	2/15/2026	15	15
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	250	260
[8]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2026	1,290	1,296
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	530	577
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	320	339
	Harris County TX GO	5.000%	9/15/2026	300	306
	Harris County TX GO	5.000%	10/1/2026	330	337
	Harris County TX Highway Revenue	5.000%	8/15/2030	830	843
	Harris County TX Highway Revenue	5.000%	8/15/2031	270	274
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2029	145	157
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2030	45	50
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2031	980	1,029
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2027	520	542
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2028	275	292
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2029	720	777
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2030	955	1,048
[8]	Houston Independent School District GO	5.000%	2/15/2026	1,060	1,065
[8]	Houston Independent School District GO	5.000%	2/15/2026	140	141
[8]	Houston Independent School District GO	5.000%	2/15/2026	1,220	1,226
[8]	Houston Independent School District GO	5.000%	2/15/2027	140	141
[8]	Houston Independent School District GO	5.000%	2/15/2027	1,765	1,817
[8]	Houston Independent School District GO	5.000%	2/15/2028	285	293
[8]	Houston Independent School District GO	5.000%	2/15/2028	50	50
	Houston Independent School District GO PUT	5.000%	7/15/2028	955	1,004
[8]	Houston Independent School District GO, Prere.	4.000%	2/15/2027	1,805	1,833
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2029	185	195
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	645	681
[1]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	1,035	1,179
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2026	1,100	1,125
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	300	314
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2029	100	109
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2030	180	200
	Houston TX GO	5.000%	3/1/2026	325	327
	Houston TX GO	5.000%	3/1/2026	100	101
	Houston TX GO	5.000%	3/1/2027	505	508
	Houston TX GO	5.000%	3/1/2027	315	324
	Houston TX GO	5.000%	3/1/2028	1,425	1,467
	Houston TX GO	5.000%	3/1/2028	380	400
	Houston TX GO	5.000%	3/1/2029	105	108
40

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX GO	5.000%	3/1/2029	140	150
	Houston TX GO	5.000%	3/1/2030	30	32
	Houston TX GO	5.000%	3/1/2030	205	224
	Houston TX GO	5.000%	3/1/2031	290	323
	Houston TX GO	5.000%	3/1/2032	500	566
[2]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2031	20	17
[8]	Katy Independent School District GO	5.000%	2/15/2026	510	513
[8]	Katy Independent School District GO	5.000%	2/15/2027	500	514
[8]	Katy Independent School District GO	5.000%	2/15/2028	285	300
[8]	Klein Independent School District GO	5.000%	8/1/2029	215	233
[8]	Lewisville Independent School District GO	4.000%	8/15/2027	440	440
[8]	Lewisville Independent School District GO	5.000%	8/15/2029	1,130	1,228
[8]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	260	260
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	745	822
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2027	270	279
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2029	100	107
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	485	532
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	100	109
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	100	111
[8]	Midland Independent School District GO	5.000%	2/15/2026	125	126
[8]	North East TX Independent School District GO	5.250%	2/1/2027	180	186
[8]	North East TX Independent School District GO	5.250%	2/1/2029	170	184
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2029	455	494
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2031	360	406
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2032	785	898
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	515	516
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	215	215
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	55	55
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	335	344
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	290	298
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	400	411
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	640	641
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	55	55
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	375	393
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	55	55
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	255	273
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	500	535
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	500	501
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	120	131
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	585	638
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	65	65
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	265	294
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	75	75
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	210	233
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	340	378
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	245	272
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	350	395
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	1,420	1,596
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	545	512
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	495	451
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	710	627
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	900	770
[8]	Northside Independent School District GO PUT	3.000%	8/1/2026	145	145
[8]	Northside Independent School District GO PUT	2.000%	6/1/2027	250	245
[8]	Northside Independent School District GO PUT	3.550%	6/1/2028	1,050	1,062
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2029	100	108
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2031	1,195	1,346
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2027	505	525
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	710	801
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	235	265
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	585	668
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	290	332
[8]	Plano Independent School District GO	5.000%	2/15/2026	470	472
[8]	Plano Independent School District GO	5.000%	2/15/2027	180	185
[8]	Plano Independent School District GO	5.000%	2/15/2029	555	594
[8]	Plano Independent School District GO	5.000%	2/15/2030	140	153
[8]	Plano Independent School District GO	5.000%	2/15/2031	335	374
[8]	Plano Independent School District GO	5.000%	2/15/2032	135	153
[8]	Richardson Independent School District GO	5.000%	2/15/2026	1,000	1,005
41

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Round Rock Independent School District GO	5.000%	8/1/2030	590	640
[8]	Round Rock Independent School District GO	5.000%	8/1/2031	440	477
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2026	315	316
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2026	515	517
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	80	81
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	1,170	1,231
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	1,280	1,347
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	435	441
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	1,000	1,076
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	490	497
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	250	279
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	1,125	1,129
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	255	288
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	150	151
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	1,500	1,500
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	1,500	1,503
	San Antonio TX GO	5.000%	2/1/2026	1,165	1,170
[8]	San Antonio TX Independent School District GO	5.000%	8/15/2026	1,880	1,912
[8]	Sherman TX Independent School District GO	5.000%	2/15/2026	575	578
[8]	Spring Branch Independent School District GO	5.000%	2/1/2026	100	100
[8]	Spring Branch Independent School District GO	5.000%	2/1/2027	885	909
[8]	Spring Branch Independent School District GO	5.000%	2/1/2028	395	415
[8]	Spring Branch Independent School District GO	5.000%	2/1/2029	680	729
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2031	510	569
	Texas A&M University College & University Revenue	5.000%	5/15/2026	300	303
	Texas A&M University College & University Revenue	5.000%	5/15/2026	70	71
	Texas A&M University College & University Revenue	5.000%	5/15/2027	175	181
	Texas A&M University College & University Revenue	5.000%	5/15/2027	90	93
	Texas A&M University College & University Revenue	5.000%	5/15/2028	590	610
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	190	194
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	280	286
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2032	1,325	1,517
	Texas GO	5.000%	10/1/2026	180	180
	Texas GO	5.000%	10/1/2026	480	490
	Texas GO	5.000%	10/1/2027	445	465
	Texas GO	3.200%	10/1/2028	200	200
	Texas GO	5.000%	10/1/2028	125	134
	Texas GO	3.300%	10/1/2029	465	465
	Texas GO	5.000%	10/1/2029	670	699
	Texas GO	5.000%	10/1/2029	255	278
	Texas GO	5.000%	10/1/2030	170	177
	Texas GO	5.000%	10/1/2030	1,500	1,667
	Texas GO	5.000%	10/1/2031	75	78
	Texas GO	5.000%	10/1/2031	1,085	1,228
	Texas GO	5.000%	10/1/2031	250	283
	Texas GO	5.000%	10/1/2032	1,000	1,146
	Texas GO	5.000%	10/1/2032	750	861
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	190	204
	Texas State University System College & University Revenue	5.000%	3/15/2027	1,380	1,422
	Texas State University System College & University Revenue	5.000%	3/15/2028	130	134
	Texas State University System College & University Revenue	5.000%	3/15/2028	500	526
	Texas State University System College & University Revenue	5.000%	3/15/2031	285	293
	Texas State University System College & University Revenue	5.000%	3/15/2031	115	128
	Texas State University System College & University Revenue	5.000%	3/15/2032	1,000	1,132
	Texas Transportation Commission GO	5.000%	4/1/2026	230	232
	Texas Transportation Commission GO	5.000%	4/1/2027	750	775
	Texas Transportation Commission GO	5.000%	4/1/2028	250	264
	Texas Transportation Commission GO	5.000%	4/1/2029	800	863
	Texas Transportation Commission GO	5.000%	4/1/2030	645	710
	Texas Transportation Commission GO	5.000%	4/1/2031	550	617
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	370	386
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	70	70
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	480	512
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	145	151
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	75	80
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	50	50
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	1,020	1,061
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	110	110
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	885	942
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2031	1,295	1,306
42

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/2028	545	567
Williamson County TX GO	4.000%	2/15/2026	160	160
Williamson County TX GO	5.000%	2/15/2030	245	268
Williamson County TX GO	5.000%	2/15/2031	180	201
				143,307
Utah (0.4%)
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2028	130	137
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	335	361
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	240	264
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	400	439
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	300	335
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	55	61
Utah GO	5.000%	7/1/2026	535	543
Utah GO	5.000%	7/1/2026	180	183
Utah GO	5.000%	7/1/2026	220	223
Utah GO	5.000%	7/1/2027	320	332
Utah GO	5.000%	7/1/2028	240	255
Utah GO	5.000%	7/1/2029	100	107
Utah GO	5.000%	7/1/2030	550	591
Utah GO	5.000%	7/1/2031	510	548
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2028	165	177
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2029	210	230
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2030	250	280
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2031	270	307
				5,373
Virginia (1.7%)
Commonwealth of Virginia GO	5.000%	6/1/2026	570	577
Fairfax County VA GO	4.000%	10/1/2026	545	548
Fairfax County VA GO	4.000%	10/1/2027	195	196
Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/2026	315	320
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/2028	160	168
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/2028	270	287
Leesburg VA GO	3.000%	1/15/2026	200	200
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/2026	225	226
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/2026	50	50
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/2026	155	155
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/2026	65	65
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2027	350	350
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	275	276
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	85	85
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	345	346
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	220	226
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	235	242
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	525	540
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	260	273
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	285	300
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	125	131
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	235	242
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	530	557
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	200	215
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	380	409
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	200	215
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	380	390
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	500	549
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	135	148
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	495	532
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	245	252
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	300	315
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	425	476
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2032	160	159
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	280	319
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	415	473
Virginia College Building Authority College & University Revenue	3.000%	9/1/2026	340	341
Virginia College Building Authority College & University Revenue	5.000%	9/1/2027	200	203
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	340	366
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	130	143
43

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2026	70	70
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2027	175	180
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2026	540	546
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2027	800	829
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2028	265	277
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2029	690	722
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2030	1,680	1,756
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2031	510	533
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2032	205	214
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2026	1,010	1,022
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2028	110	117
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2030	180	199
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2031	260	293
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	345	395
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	120	138
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2026	40	40
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2026	280	285
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2027	140	144
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2027	585	611
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2026	380	386
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2028	400	416
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2031	2,470	2,792
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2032	860	968
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2026	350	356
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	1,085	1,130
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2027	115	120
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2028	280	299
					26,703
Washington (4.2%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2026	430	440
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2027	745	780
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2028	150	161
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2029	305	334
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2030	280	313
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2031	120	137
[4]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2028	100	93
	Energy Northwest Nuclear Revenue	5.000%	7/1/2026	1,065	1,080
	Energy Northwest Nuclear Revenue	5.000%	7/1/2027	270	274
	Energy Northwest Nuclear Revenue	5.000%	7/1/2028	345	350
	Energy Northwest Nuclear Revenue	5.000%	7/1/2029	610	633
	Energy Northwest Nuclear Revenue	4.000%	7/1/2030	1,440	1,528
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	330	350
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	715	793
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	1,000	1,109
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	135	143
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	500	564
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	785	900
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	50	53
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	95	101
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	1,070	1,227
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	1,025	1,175
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/2027	255	265
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	395	401
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	375	380
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	625	634
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	265	269
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	805	836
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	170	177
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	1,385	1,438
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	590	627
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	500	531
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2032	735	843
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2026	535	543
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2027	240	249
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2028	1,770	1,880
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2026	500	507
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	1,275	1,324
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	530	563
44

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	290	302
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2026	300	307
King County School District No. 411 Issaquah GO	3.000%	12/1/2030	245	245
King County School District No. 414 Lake Washington GO	4.000%	12/1/2027	230	236
King County School District No. 414 Lake Washington GO	4.000%	12/1/2028	365	379
King County School District No. 414 Lake Washington GO	4.000%	12/1/2029	330	347
King County WA GO	4.000%	1/1/2026	60	60
King County WA GO	4.000%	1/1/2027	250	254
King County WA GO	5.000%	1/1/2030	380	417
King County WA GO	5.000%	1/1/2031	385	431
King County WA GO	5.000%	1/1/2032	320	361
King County WA Sewer Revenue	4.000%	7/1/2030	300	302
King County WA Sewer Revenue	4.000%	7/1/2031	605	609
Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/2025	1,100	1,100
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2030	615	682
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2031	1,275	1,440
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2032	185	211
Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/2037	1,330	1,330
University of Washington College & University Revenue PUT	4.000%	8/1/2027	100	101
Washington GO	4.000%	7/1/2026	2,650	2,673
Washington GO	4.000%	7/1/2026	500	504
Washington GO	4.000%	7/1/2026	435	439
Washington GO	5.000%	7/1/2026	50	50
Washington GO	5.000%	7/1/2026	145	147
Washington GO	5.000%	8/1/2026	585	595
Washington GO	5.000%	8/1/2026	860	874
Washington GO	5.000%	8/1/2026	705	717
Washington GO	4.000%	7/1/2027	1,035	1,060
Washington GO	4.000%	7/1/2027	310	317
Washington GO	5.000%	7/1/2027	215	223
Washington GO	5.000%	7/1/2027	655	681
Washington GO	5.000%	8/1/2027	535	557
Washington GO	5.000%	8/1/2027	250	260
Washington GO	5.000%	8/1/2027	565	588
Washington GO	5.000%	8/1/2027	340	354
Washington GO	4.000%	7/1/2028	295	306
Washington GO	4.000%	7/1/2028	385	399
Washington GO	5.000%	7/1/2028	160	160
Washington GO	5.000%	7/1/2028	685	728
Washington GO	5.000%	7/1/2028	300	319
Washington GO	5.000%	8/1/2028	110	114
Washington GO	5.000%	8/1/2028	215	223
Washington GO	5.000%	8/1/2028	775	825
Washington GO	4.000%	7/1/2029	340	357
Washington GO	4.000%	7/1/2029	315	331
Washington GO	5.000%	7/1/2029	95	95
Washington GO	5.000%	7/1/2029	650	706
Washington GO	5.000%	7/1/2029	1,005	1,092
Washington GO	5.000%	7/1/2029	435	472
Washington GO	5.000%	8/1/2029	225	228
Washington GO	5.000%	8/1/2029	145	151
Washington GO	5.000%	8/1/2029	750	816
Washington GO	5.000%	8/1/2029	1,805	1,964
Washington GO	5.000%	7/1/2030	340	341
Washington GO	5.000%	7/1/2030	525	582
Washington GO	5.000%	7/1/2030	320	355
Washington GO	5.000%	7/1/2030	665	738
Washington GO	5.000%	8/1/2030	490	497
Washington GO	5.000%	8/1/2030	725	754
Washington GO	5.000%	8/1/2030	100	111
Washington GO	5.000%	7/1/2031	895	897
Washington GO	5.000%	7/1/2031	325	367
Washington GO	5.000%	7/1/2031	1,215	1,374
Washington GO	5.000%	8/1/2031	675	702
Washington GO	5.000%	8/1/2031	280	284
Washington GO	5.000%	8/1/2031	75	78
Washington GO	5.000%	7/1/2032	135	135
Washington GO	5.000%	7/1/2032	1,700	1,948
Washington GO	5.000%	8/1/2032	505	579
Washington GO	5.000%	8/1/2032	1,075	1,233
45

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/2032	315	334
	Washington GO	5.000%	8/1/2032	165	167
					63,920
Wisconsin (1.5%)
	Dane County WI GO	2.500%	6/1/2027	100	99
	Green Bay Area Public School District GO	5.000%	4/1/2027	190	196
[6]	Milwaukee WI GO	5.000%	12/1/2025	1,500	1,500
[9]	Public Finance Authority Charter School Aid Revenue, Prere.	5.000%	6/15/2026	1,125	1,135
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2026	1,710	1,727
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2027	25	26
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	435	450
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	545	563
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2027	915	951
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	335	348
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	255	265
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	530	551
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	100	111
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	100	104
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2031	675	763
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	100	115
	Wisconsin GO	5.000%	5/1/2026	90	91
	Wisconsin GO	5.000%	5/1/2026	1,230	1,242
	Wisconsin GO	5.000%	11/1/2026	455	465
	Wisconsin GO	5.000%	11/1/2026	935	956
	Wisconsin GO	5.000%	5/1/2027	110	114
	Wisconsin GO	5.000%	5/1/2027	180	186
	Wisconsin GO	5.000%	5/1/2027	1,350	1,397
	Wisconsin GO	5.000%	11/1/2027	1,165	1,205
	Wisconsin GO	5.000%	11/1/2027	925	956
	Wisconsin GO	5.000%	11/1/2027	1,670	1,727
	Wisconsin GO	5.000%	5/1/2028	200	212
	Wisconsin GO	5.000%	5/1/2028	280	296
	Wisconsin GO	5.000%	11/1/2028	590	610
	Wisconsin GO	5.000%	11/1/2028	505	522
	Wisconsin GO	5.000%	5/1/2029	875	947
	Wisconsin GO	5.000%	11/1/2029	120	124
	Wisconsin GO	5.000%	5/1/2030	325	360
	Wisconsin GO	5.000%	5/1/2030	275	304
	Wisconsin GO	5.000%	5/1/2030	465	514
	Wisconsin GO	5.000%	5/1/2031	135	152
	Wisconsin GO	5.000%	5/1/2031	550	621
	Wisconsin GO	5.000%	5/1/2031	495	559
	Wisconsin GO	5.000%	5/1/2032	245	281
	Wisconsin GO	5.000%	5/1/2032	110	126
	Wisconsin GO	5.000%	5/1/2032	660	757
					23,628
Total Tax-Exempt Municipal Bonds (Cost $1,500,848)					1,513,235
46

Short-Term Tax-Exempt Bond ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Investment Company (0.1%)
[10]	Vanguard Municipal Low Duration Fund (Cost $1,805)	2.823%	180,524	1,805
Total Investments (99.3%) (Cost $1,502,653)				1,515,040
Other Assets and Liabilities—Net (0.7%)				11,245
Net Assets (100%)				1,526,285
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
3	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
8	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $1,334, representing 0.1% of net assets.
10	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.

See accompanying Notes, which are an integral part of the Financial Statements.
47

Short-Term Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,500,848)	1,513,235
Affiliated Issuers (Cost $1,805)	1,805
Total Investments in Securities	1,515,040
Investment in Vanguard	34
Receivables for Investment Securities Sold	1,145
Receivables for Accrued Income	19,762
Total Assets	1,535,981
Liabilities
Payables for Investment Securities Purchased	9,658
Payables to Vanguard	38
Total Liabilities	9,696
Net Assets	1,526,285
At November 30, 2025, net assets consisted of:

Paid-in Capital	1,510,320
Total Distributable Earnings (Loss)	15,965
Net Assets	1,526,285

Net Assets
Applicable to 15,025,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,526,285
Net Asset Value Per Share	$101.58

See accompanying Notes, which are an integral part of the Financial Statements.
48

Short-Term Tax-Exempt Bond ETF
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Interest[1]	30,418
Total Income	30,418
Expenses
The Vanguard Group—Note B
Investment Advisory Services	113
Management and Administrative	368
Marketing and Distribution	50
Custodian Fees	15
Auditing Fees	32
Shareholders’ Reports and Proxy Fees	29
Trustees’ Fees and Expenses	1
Other Expenses	16
Total Expenses	624
Net Investment Income	29,794
Realized Net Gain (Loss) on Investment Securities Sold[1]	3
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	9,054
Net Increase (Decrease) in Net Assets Resulting from Operations	38,851
1	Interest income and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $424, and ($1), respectively. There was no realized net gain (loss) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
49

Short-Term Tax-Exempt Bond ETF
Statement of Changes in Net Assets

	Year Ended November 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,794	13,725
Realized Net Gain (Loss)	3	1,078
Change in Unrealized Appreciation (Depreciation)	9,054	455
Net Increase (Decrease) in Net Assets Resulting from Operations	38,851	15,258
Distributions
Total Distributions	(27,547)	(13,276)
Capital Share Transactions
Issued	954,398	228,896
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(60,834)
Net Increase (Decrease) from Capital Share Transactions	954,398	168,062
Total Increase (Decrease)	965,702	170,044
Net Assets
Beginning of Period	560,583	390,539
End of Period	1,526,285	560,583

See accompanying Notes, which are an integral part of the Financial Statements.
50

Short-Term Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,		March 7, 2023[1] to November 30, 2023
	2025	2024
Net Asset Value, Beginning of Period	$101.01	$100.78	$100.00
Investment Operations
Net Investment Income[2]	2.943	3.068	2.098
Net Realized and Unrealized Gain (Loss) on Investments	.468	.163	.252
Total from Investment Operations	3.411	3.231	2.350
Distributions
Dividends from Net Investment Income	(2.841)	(3.001)	(1.570)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(2.841)	(3.001)	(1.570)
Net Asset Value, End of Period	$101.58	$101.01	$100.78
Total Return	3.44%	3.26%	2.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,526	$561	$391
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%[3]	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	2.91%	3.05%	2.85%[4]
Portfolio Turnover Rate	24%[5]	21%[5]	9%[5]
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
51

Short-Term Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Short-Term Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $34,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
52

Short-Term Tax-Exempt Bond ETF
The following table summarizes the market value of the fund’s investments as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,513,235	—	1,513,235
Temporary Cash Investments	1,805	—	—	1,805
Total	1,805	1,513,235	—	1,515,040
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	3,548
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	12,417
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	15,965
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	27,511	13,273
Ordinary Income*	18	3
Long-Term Capital Gains	18	—
Total	27,547	13,276
*	Includes short-term capital gains, if any.
As of November 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,502,623
Gross Unrealized Appreciation	13,188
Gross Unrealized Depreciation	(771)
Net Unrealized Appreciation (Depreciation)	12,417
E.	During the year ended November 30, 2025, the fund purchased $1,082,356,000 of investment securities and sold $238,276,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $71,923,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
53

Short-Term Tax-Exempt Bond ETF
F.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2025 Shares (000)	2024 Shares (000)
Issued	9,475	2,275
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(600)
Net Increase (Decrease) in Shares Outstanding	9,475	1,675
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At November 30, 2025, one shareholder was the record or beneficial owner of 37% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
54

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Wellington Fund and Shareholders of Vanguard Short-Term Tax-Exempt Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Short-Term Tax-Exempt Bond ETF (one of the funds constituting Vanguard Wellington Fund, referred to hereafter as the "Fund") as of November 30, 2025, the related statements of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the two years in the period ended November 30, 2025 and for the period March 7, 2023 (inception) through November 30, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the two years in the period ended November 30, 2025 and for the period March 7, 2023 (inception) through November 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 28, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
55

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
QV0140 012026
56

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Short-Term Tax-Exempt Bond ETF

A majority of independent trustees of the board of Vanguard Short-Term Tax-Exempt Bond ETF (Trustees) have approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving this advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decision.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group (FIG), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.”

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements - Vanguard U.S. Factor ETFs

A majority of independent trustees of the board of Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF, and Vanguard U.S. Value Factor ETF have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group, now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Quantitative Equity Group seeks to generate consistent, risk-controlled alpha through quantitative models that emphasize securities with attractive valuations, good business models, solid growth prospects, and positive market sentiment.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VPM’s Quantitative Equity Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 29, 2026

VANGUARD WELLINGTON FUND

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 29, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.